[GRAPHIC OMITTED - ACORN, COLUMN, MITER, HANDSHAKE]

Galaxy Funds

GALAXY TAX-EXEMPT BOND FUNDS

Annual Report
October 31, 2001

Galaxy Tax-Exempt Bond Fund

Galaxy Connecticut Municipal Bond Fund

Galaxy Florida Municipal Bond Fund

Galaxy Massachusetts Municipal Bond Fund

Galaxy New Jersey Municipal Bond Fund

Galaxy New York Municipal Bond Fund

Galaxy Pennsylvania Municipal Bond Fund

Galaxy Rhode Island Municipal Bond Fund

Galaxy Intermediate Tax-Exempt Bond Fund

Galaxy Connecticut Intermediate Municipal Bond Fund

Galaxy Massachusetts Intermediate Municipal Bond Fund

[LOGO OMITTED - GALAXY FUNDS]

                           THE GALAXY FAMILY OF FUNDS
                                 Privacy Notice

      The Galaxy Family of Funds, comprised of The Galaxy Fund, The Galaxy VIP Fund and Galaxy Fund II, recognizes and respects the privacy concerns of our customers(1). We provide this notice to you so that you will be aware of the kinds of information we collect and the circumstances under which that information may be disclosed to third parties.

      We collect nonpublic personal information about you from the following sources:

      (bullet) Information received from you on account applications or other forms;
      (bullet) Information about your transactions with us, our affiliates, or others;
      (bullet) Information received from you in written, telephonic or electronic communications with us, our affiliates or others;
      (bullet) Information received from a consumer reporting agency; and (bullet) Information received from public sources, such as telephone numbers.

      We may disclose all of the information described above that we collect.

      We may disclose nonpublic personal information about you to the following types of third parties affiliated with The Galaxy Family of Funds:

      (bullet) Financial service providers, such as retail banking, mortgage banking, credit card, brokerage and insurance companies.

      You may prohibit the sharing of nonpublic personal information about you with such affiliated third parties. Simply mail a written request with your name, address and account number(s) to the following address, The Galaxy Funds, P.O. Box 6520, Providence, RI 02940-6520, or call the following toll-free number, 1-877-289-4252. If you make such a request, it will apply to all of your accounts. If you have a joint account, a request by one party will apply to the entire account.

      Your request will not impact existing relationships you may have with Fleet National Bank and its affiliates, such as a Galaxy IRA, Galaxy Access account or Fleet One account.

      We may also disclose nonpublic personal information about you to nonaffiliated third parties if you request or authorize such disclosure, if such disclosure is permitted by law (such as sharing information with companies who maintain or service customer accounts), or if such disclosure is made pursuant to a joint agreement with another company or another financial institution that provides marketing services on our behalf.

      If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

      We restrict access to your personal and account information to those persons who need to know that information in order to provide services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

      In the event that you hold shares of The Galaxy Family of Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your non-public personal information will be shared with non-affiliated third parties by that entity.

--------------------------------------------------------------------------------
(1) For purposes of this notice, the terms "customer" or "customers" include individuals who provide nonpublic personal information to The Galaxy Family of Funds, but do not invest in shares of the Funds.

MUTUAL FUNDS:

O ARE NOT BANK DEPOSITS
O ARE NOT FDIC INSURED
O ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK
O ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED

Chairman's Message

Dear Galaxy Tax-Exempt Bond Fund Shareholder:

      Enclosed is the annual report for the Galaxy Tax-Exempt Bond Funds for the fiscal year ended October 31, 2001. The report includes a Market Overview that discusses the different economic and market factors that may have affected your municipal bond investments during this time. Following the Market Overview are individual reviews that describe how Fleet Investment Advisors Inc. ("FIA") managed each of the Funds' portfolios in this climate. Financial statements and a list of portfolio holdings for each of the Funds as of October 31, 2001 appear at the end of the report.

      During the 12-month reporting period, new political uncertainties following the terrorist attacks of September 11 added to earlier investor concerns about weakness in the economy. In this environment, the Federal Reserve Board (the "Fed") cut short-term interest rates sharply, and the yields for some fixed income securities fell to their lowest levels in several decades. Many near-term market shifts were quite dramatic, particularly at the end of the reporting period.

      Given the economic and political uncertainties that remain, the financial markets may experience even greater volatility in months to come. However, as discussed in the Market Overview, FIA believes there are many economic stimuli in place or on the horizon that could lead to significantly stronger growth in 2002 or 2003. If you're investing to pursue longer-term goals, it may make sense to stick with your long-range portfolio strategy.

      Now, more than ever, portfolio diversification is especially important - both by asset class and by sectors within those classes. While municipal bonds may add stability to your total returns, most successful long-term investment strategies also include growth-oriented assets like stocks. Because it's difficult to identify the precise timing of an economic recovery, you may find it helpful to use the time-tested strategy of "dollar cost averaging" for your investments. Investing the same amount of money in a stock or bond fund at regular intervals can help you buy more shares when prices are low and fewer shares when prices are high. This may significantly enhance your returns over time. Of course, the use of dollar cost averaging does not assure a profit or protect you against a loss in declining markets. Also, because such plans involve continuous investments - regardless of fluctuating share prices - you should consider your financial ability to make purchases through periods of high and low prices.
      If you have questions about the information in this report, or would like more information on any of the Galaxy Funds, please contact the Galaxy Information Center toll-free at 1-877-289-4252 or visit us at www.galaxyfunds.com. You may also consult your financial advisor.

Sincerely,

Dwight E. Vicks, Jr.
Chairman of the Board of Trustees

/S/ DWIGHT E. VICKS, JR.

"THE STRONG RETURNS ENJOYED BY MUNICIPAL BONDS RESULTED LARGELY FROM A
STEEP DECLINE IN INTEREST RATES, FOSTERED BY AN EASING IN MONETARY POLICY AS THE FED TRIED TO SHORE UP THE ECONOMY."

Market Overview

TAX-EXEMPT BOND MARKET OVERVIEW

BY FLEET INVESTMENT ADVISORS INC.
      During the year ended October 31, 2001, as in the previous 12-month reporting period, municipal bonds re-affirmed their importance as a wealth-building financial tool and one of the best-performing U.S. asset classes. For the most recent fiscal year, the Lehman Municipal Bond Index earned a total return of 10.52%, which represents a taxable equivalent return of 14.01% for investors in the 39.10% federal income tax bracket.
      The strong returns enjoyed by municipal bonds resulted largely from a steep decline in interest rates, fostered by an easing in monetary policy as the Fed tried to shore up the economy. Of further benefit to municipals were an improving balance of supply and demand and strong credit fundamentals. By minimizing downside price volatility in the portfolios of the Galaxy Tax-Exempt Bond Funds, and optimizing after-tax income, we helped the Funds earn returns that were generally competitive with their market benchmarks and other funds that have similar investment objectives.

INTEREST RATES MOVE SHARPLY LOWER
      The sharp decline in interest rates over the past year was accompanied by a dramatic shift in investors' confidence in the U.S. economy and significant losses in U.S. stocks - particularly the once high-flying technology sector.
      The fiscal year began with a prolonged period of uncertainty surrounding the outcome of the 2000 Presidential election, declining prices of stocks in the technology sector, escalating worries about a weakening economy, and the potential for a global recession. The Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, grew at annualized rates of 1.30% and 1.90%, respectively, in the third and fourth quarters of 2000.As a result, the Fed stopped worrying about inflationary pressures and became concerned about a decline in consumer confidence. As the Fed signaled that it would soon start to cut interest rates to try to prevent a recession, the yield for 30-year municipal bonds fell from 5.45% to 5.14% between November 1 and December 31 of 2000 and the yield for one-year municipals fell from 4.27% to 4.04% during the same period.
      On January 3, 2001, the Fed surprised world markets by easing the Fed Funds rate an unexpected 50 basis points (0.50%). This was the first of nine rate cuts from January through October that would total 400 basis points. As GDP growth remained sluggish in the first and second quarters of 2001, improving at annualized rates of 1.30% and 0.30%, respectively, the yield for one-year municipal bonds fell from 3.98% to 2.76%. With inflation still relatively high, the yields for longer-term bonds rose from 5.09% to 5.15%.
      In the third quarter of 2001, September 11 proved to be the final catalyst to push the U.S. economy into a recession. As GDP for the third quarter of 2001 declined by 1.10%, consumer confidence collapsed, unemployment rose, and investors fled to the relative safety of U.S. Treasury bonds. In this environment, yields for one-year municipals fell to 2.04% by the end of the reporting period on October 31, 2001, and the yield for 30-year municipal bonds fell to 4.88%.

LONG-TERM MUNICIPALS OUTPERFORM
      Although the municipal yield curve steepened during the reporting period, 30-year municipals outperformed one-year maturities on a total return basis (12.59% versus 6.60%, respectively). As in the previous fiscal year, performance results were uneven from month to month. In 9 out of 12 months, however, longer-term issues outperformed.
      During the year ended October 31, 2001, municipal yields approached historical lows and reestablished a link to U.S. Treasury bonds. Municipal prices became increasingly volatile due to trading by non-traditional buyers, sharply higher new issue activity in the wake of lower interest rates, and heavy refunding with the emergence of an historically steep yield curve. During the reporting period, the municipal yield curve steepened by 166 basis points resulting in a yield spread of 284 basis points between a one-year municipal and a 30-year bond. For the fiscal year, municipals underperformed Treasuries. With only half the yield decline that Treasuries experienced, municipal prices were quite cheap versus those for Treasuries when the period ended.
      As signs emerged of a contraction in state revenues during the summer of 2001, investors became increasingly concerned about credit quality. These concerns grew following the terrorist attacks of September 11 - particularly with regard to debt issued in New York, where credit ratings were subsequently downgraded. For the most part, however, credit quality spreads remained relatively narrow through the end of the fiscal year.

"IN THIS ENVIRONMENT, INTEREST RATES SHOULD BECOME MORE STABLE OVER THE NEXT SIX MONTHS."

MUNICIPALS ATTRACTIVE VERSUS TREASURIES
      We expect the U.S. economy to remain weak well into the first half of 2002. Such an environment will probably bring higher unemployment, lower corporate earnings, a deceleration in consumer spending, and a further ebb in capital spending. Overall, however, we believe that the recession will be both shallow and short-lived and that the economy could rebound in the second half of 2002.
      Many of the monetary and fiscal foundations for such a rebound are already in place. In addition to the sharp cut in interest rates implemented by the Fed, these foundations include tax cuts adopted by Congress in the spring of 2001, lower energy prices, lower mortgage rates, and significant inventory liquidations. At the same time, low global utilization operating levels, excess capacity, and a lack of pricing power are likely to curb inflationary pressures
- the true nemesis of bond yields.
      In this environment, interest rates should become more stable over the next six months. As longer-term rates edge lower to catch up with the recent collapse in short-term rates, the yield curve should flatten. (The risk to this scenario would be a V-shaped economic recovery that would put upward pressure on both short- and long-term interest rates.)
      Given that municipal bond yields are now historically high versus Treasury yields, investors should continue to favor municipals as both a defensive investment and a wealth-building asset that offers diversification, relative price stability, predictable income, and a high after-tax equivalent yield.

PERFORMANCE AT-A-GLANCE

AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES

AS OF OCTOBER 31, 2001                                                                         1 YEAR      5 YEARS     LIFE OF FUND
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund (INCEPTION DATE 12/30/91)                                                 10.78%        6.17%        6.48%
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Municipal Bond Fund (INCEPTION DATE 3/16/93)                                       10.04         6.09         5.62
------------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Bond Fund (INCEPTION DATE 6/30/97)                                            8.92         N/A          5.54
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Municipal Bond Fund (INCEPTION DATE 3/12/93)                                     10.27         6.10         5.48
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Bond Fund (INCEPTION DATE 4/3/98)                                          9.73         N/A          5.16
------------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Fund (INCEPTION DATE 12/31/91)                                          9.80         6.15         6.27
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund (INCEPTION DATE 5/3/93)**                                     11.31         5.11         4.77
------------------------------------------------------------------------------------------------------------------------------------
Rhode Island Municipal Bond Fund (INCEPTION DATE 6/19/00)                                       9.90         N/A         10.13
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund (INCEPTION DATE 6/14/93)*                                     9.23         6.09         6.00
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Intermediate Municipal Bond Fund (INCEPTION DATE 8/1/94)*                           9.32         5.95         6.27
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Intermediate Municipal Bond Fund (INCEPTION DATE 6/14/93)*                        9.24         5.97         5.52
------------------------------------------------------------------------------------------------------------------------------------

 * The Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Florida Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund commenced operations as separate portfolios (each a "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, each Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, each Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization,
   (i) shareholders of the Predecessor Intermediate Tax-Exempt Bond Fund, Predecessor Connecticut Intermediate Municipal Bond Fund and Predecessor Massachusetts Intermediate Municipal Bond Fund exchanged their shares for Trust Shares and BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively, and (ii) shareholders of the Predecessor Florida Municipal Bond Fund exchanged their shares for Shares of the Galaxy Florida Municipal Bond Fund. Shareholders of the Predecessor Intermediate Tax-Exempt Bond Fund, Predecessor Connecticut Intermediate Municipal Bond Fund and Predecessor Massachusetts Municipal Bond Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares, and shareholders of such Predecessor Boston 1784 Funds who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively. On June 26, 2001, BKB Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund were converted into Retail A Shares of the Funds. The total returns shown above for Trust Shares or Shares of the Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund, Florida Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund for periods prior to June 26, 2000 represent the total returns for the respective Predecessor Boston 1784 Funds.
** The Galaxy Pennsylvania Municipal Bond Fund commenced operations as a separate portfolio (the "Predecessor Pillar Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, the Predecessor Pillar Fund offered and sold two series of shares. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class I Shares and Class A Shares for Trust Shares of the Galaxy Pennsylvania Municipal Bond Fund. The total returns shown above for Trust Shares of the Galaxy Pennsylvania Municipal Bond Fund for the periods prior to August 27, 2001 represent the total returns for Class I Shares of the Predecessor Pillar Fund.

PERFORMANCE AT-A-GLANCE

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A  SHARES*

AS OF OCTOBER 31, 2001                                                                         1 YEAR      5 YEARS     LIFE OF FUND
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund (INCEPTION DATE 12/30/91)                                                  5.32%        4.91%        5.87%
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Municipal Bond Fund (INCEPTION DATE 3/16/93)                                        4.59         4.84         4.85
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Municipal Bond Fund (INCEPTION DATE 3/12/93)                                      4.89         4.89         4.74
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Bond Fund (INCEPTION DATE 4/3/98)                                          4.35         N/A          3.56
------------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Fund (INCEPTION DATE 12/31/91)                                          4.37         4.92         5.60
------------------------------------------------------------------------------------------------------------------------------------
Rhode Island Municipal Bond Fund (INCEPTION DATE 12/20/94)                                      4.63         5.06         6.07
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund (INCEPTION DATE 6/26/00)                                      3.83         N/A          5.30
------------------------------------------------------------------------------------------------------------------------------------
Connecticut Intermediate
Municipal Bond Fund (INCEPTION DATE 6/26/00)                                                    3.91         N/A          5.34
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Intermediate
Municipal Bond Fund (INCEPTION DATE 6/26/00)                                                    3.85         N/A          5.40
------------------------------------------------------------------------------------------------------------------------------------

 * Return figures have been restated to include the effect of the maximum 4.75% front-end sales charge which became effective on January 1, 2001.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL B SHARES**

                             1 YEAR           1 YEAR           5 YEAR            5 YEAR        LIFE OF FUND     LIFE OF FUND
                             RETURN           RETURN           RETURN            RETURN           RETURN           RETURN
                             BEFORE            AFTER           BEFORE             AFTER           BEFORE            AFTER
                           CONTINGENT       CONTINGENT       CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                            DEFERRED         DEFERRED         DEFERRED          DEFERRED         DEFERRED         DEFERRED
                          SALES CHARGE     SALES CHARGE     SALES CHARGE      SALES CHARGE     SALES CHARGE     SALES CHARGE
AS OF OCTOBER 31, 2001      DEDUCTED         DEDUCTED*        DEDUCTED          DEDUCTED*        DEDUCTED         DEDUCTED*
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Bond Fund
(INCEPTION DATE 3/4/96)       9.86%            4.86%            5.28%             4.78%            4.85%            4.56%
------------------------------------------------------------------------------------------------------------------------------------
Connecticut
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A              N/A              N/A               N/A             4.49+           -0.51+
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A              N/A              N/A               N/A             4.73+           -0.27+
------------------------------------------------------------------------------------------------------------------------------------
New Jersey
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A              N/A              N/A               N/A             4.61+           -0.39+
------------------------------------------------------------------------------------------------------------------------------------
New York
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A              N/A              N/A               N/A             4.46+           -0.54+
------------------------------------------------------------------------------------------------------------------------------------
Rhode Island
Tax-Exempt
Bond Fund
(INCEPTION DATE 3/1/01)        N/A              N/A              N/A               N/A             4.60+           -0.40+
------------------------------------------------------------------------------------------------------------------------------------
Intermediate
Tax-Exempt
Bond Fund
(INCEPTION DATE 3/1/01)        N/A              N/A              N/A               N/A             4.41+           -0.59+
------------------------------------------------------------------------------------------------------------------------------------
Connecticut
Intermediate
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A              N/A              N/A               N/A             4.33+           -0.67+
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts
Intermediate
Municipal Bond Fund
(INCEPTION DATE 3/1/01)        N/A              N/A              N/A               N/A             4.41+           -0.59+
------------------------------------------------------------------------------------------------------------------------------------

 + Unannualized total returns.
 * As if shares were redeemed at end of period.
** Return figures after the deduction of contingent deferred sales charges for the periods prior to January 1, 2001 for the Tax-Exempt Bond Fund have been restated to include the effect of the applicable contingent deferred sales charge payable on redemptions of Retail B Shares purchased on or after January 1, 2001 and redeemed within seven years of purchase. Retail B Shares purchased on or after January 1, 2001 (i) are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year, decreasing to 4.00%, 4.00%, 4.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through the seventh years, respectively, and (ii) automatically convert to Retail A Shares after eight years. Retail B Shares purchased prior to January 1, 2001 (i) are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year, decreasing to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through the sixth years, respectively, and (ii) automatically convert to Retail A Shares after six years. The average annual total returns for Retail B Shares of the Tax-Exempt Bond Fund purchased prior to January 1, 2001 may be different than those shown above.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE INVESTMENT ADVISOR AND/OR ITS AFFILIATES AND/OR THE ADMINISTRATOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

Portfolio Reviews

PORTFOLIO STRATEGY REVIEW

BY DAVID THOMPSON, BRIAN MCGREEVY,
SUSAN SANDERSON AND WAYNE FITZGERALD

      During the year ended October 31, 2001, we took several steps to make the most of the many market changes that affected municipal bonds.
      Throughout the reporting period, we positioned the portfolios of the Galaxy Tax-Exempt Bond Funds to minimize downside price volatility, optimize after-tax income production and earn competitive total returns versus other funds with similar investment objectives. With these goals in mind, we focused on securities with strong credit quality, added issues with higher coupons, diversified sector exposure away from health care and energy, improved investment call protection, and actively managed maturities to minimize downside price fluctuations where the opportunity arose. Our assumption over this time was that a slowing economy with low and decelerating inflation would result in lower bond yields by the end of 2001. At the same time, we anticipated a weakening in prices for municipals when their yields were low versus yields for Treasuries and a strengthening in prices for municipals when their yields were high versus those for Treasuries.
      In keeping with their investment objectives as intermediate-term bond funds, the Galaxy Intermediate Tax-Exempt Bond Fund, the Galaxy Connecticut Intermediate Municipal Bond Fund, and the Galaxy Massachusetts Intermediate Municipal Bond Fund focused their purchases on issues with maturities of 4 to 8 years. For the longer-term funds - including the Galaxy Tax-Exempt Bond Fund, the Galaxy New Jersey Municipal Bond Fund, the Galaxy New York Municipal Bond Fund, the Galaxy Connecticut Municipal Bond Fund, the Galaxy Massachusetts Municipal Bond Fund, the Galaxy Rhode Island Municipal Bond Fund, the Galaxy Pennsylvania Municipal Bond Fund, and the Galaxy Florida Municipal Bond Fund - we emphasized the purchase of issues with maturities of 12 to 30 years. This strategy helped to optimize current tax-free income and ensure a competitive total return. Consistent with the objectives of the specialty state funds, we focused on buying bonds whose income was exempt from both state and federal income taxes.

LOOKING AHEAD
      The municipal bond market is now priced aggressively. There is currently little room for major yield declines or price appreciation, unless the economy tumbles deeper into recession. If economic growth accelerates in the second half of 2002, yields would likely rise above current levels.
      While we do not, therefore, expect returns for municipal bonds to be as strong in the next fiscal year as they were during the current reporting period, many of the factors that have contributed to the sector's superior past performance should continue to aid returns in the months ahead. These include an improving balance of supply and demand and the persistence of strong credit fundamentals.
      We expect the municipal yield curve to remain steep from 1 year to 12 years and to flatten modestly from 14 years to 30 years. As traditional and nontraditional institutional buyers, along with mutual funds and retail investors, reach for incremental income yield at the long end of the municipal bond market, they will encounter an increasingly scarce product. The supply of new municipal issues, which rose 36% from 2000 to 2001, will likely fall 15% between 2001 and 2002.
      As the national recession creates a challenging fiscal environment for virtually all states and local governments, credit quality will take on added importance in 2002. Most of the state and local governments where we invest should benefit from broad-based and diversified economies, sound financial reserves, and strong budgetary mechanisms that can rebalance spending in line with available revenues. Although the long-term impact of recent economic trauma in New York remains unclear, we believe that the substantial federal resources recently committed to the state should help to shore up municipal credit quality.
      With economic fundamentals deteriorating, the higher the credit rating for a municipal bond, the better its liquidity and secondary market tradability, particularly in adverse markets. As always, we will closely monitor the credit quality of state and local governments in choosing the Funds' investments. Because credit quality spreads are still relatively narrow and likely to widen in months to come, we plan to continue giving added emphasis to municipal bonds with higher credit quality.
      Given the relatively low starting point for municipal yields and deteriorating credit conditions, we expect to focus our investment strategy on capturing incremental returns. Where possible, we plan to take advantage of opportunities provided by changes in interest rates, credit spreads, sector price distortions, and imbalances in municipal supplies versus demand.

[GRAPHIC OMITTED]
[LOGO OF GALAXY FUNDS OMITTED]

THE TAX-EXEMPT BOND FUNDS ARE MANAGED BY THE MUNICIPAL BOND PORTFOLIO MANAGEMENT TEAM OF FLEET INVESTMENT ADVISORS INC.

PORTFOLIO REVIEWS

GALAXY TAX-EXEMPT BOND FUND

DAVID THOMPSON, CFA
SENIOR VICE PRESIDENT AND DIRECTOR OF MUNICIPAL
BOND MANAGEMENT
      Trust Shares of the Galaxy Tax-Exempt Bond Fund earned a total return of 10.78% for the 12 months ended October 31, 2001. Over the same time, Retail A Shares of the Fund had a total return of 10.55% before deducting the maximum 4.75% front-end sales charge, and Retail B Shares of the Fund had a total return of 9.86% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the front-end sales charge and the chart on page 5 for total returns after deducting the contingent deferred sales charge.)
      Over the same time, the general municipal debt funds tracked by Lipper Inc. ("Lipper"), a mutual fund performance tracking service, had an average total return of 9.63%, and the Lehman Brothers Municipal Bond Index had a total return of 10.52%.
      On October 31, 2001, the Fund's Trust Shares had a 30-day Securities and Exchange Commission ("SEC") annualized yield of 3.72%, its Retail A Shares had a 30-day SEC annualized yield of 3.36% and its Retail B Shares had a 30-day SEC annualized yield of 2.89%. For shareholders in the 39.10% federal income tax bracket, these equaled taxable yields of 6.11%, 5.52%, and 4.75%, respectively.

GALAXY TAX-EXEMPT BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
EAST 33%
SOUTH 27%
NORTH CENTRAL 19%
MOUNTAIN 6%
OTHER TERRITORIES 6%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 5%
PACIFIC 4%

GALAXY TAX-EXEMPT BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

12/30/91          10,000        10,000         9,525
1992              10,582        10,455         9,957
1993              12,071        12,089        11,556
1994              11,545        11,515        11,051
1995              13,259        13,084        12,533        10,000
1996              14,016        13,742        13,131         9,615
10/31/97          15,207        14,807        14,114        10,398
10/31/98          16,428        15,970        15,187        11,250
10/31/99          16,136        15,450        14,662        10,889
10/31/2000        17,509        16,735        15,853        11,801
10/31/2001        19,351        18,540        17,524        12,872

             LEHMAN BROTHERS    TRUST        RETAIL A      RETAIL B
              MUNICIPAL BOND    SHARES        SHARES        SHARES
                  INDEX

 * SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 2.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 MAY BE DIFFERENT THAN THOSE SHOWN. SEE "PERFORMANCE AT-A-GLANCE - AVERAGE ANNUAL TOTAL RETURNS - RETAIL B SHARES" ON PAGE 5. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

GALAXY CONNECTICUT MUNICIPAL BOND FUND

BRIAN MCGREEVY
FIXED INCOME MANAGER
      For the 12-months ended October 31, 2001, Trust Shares of the Galaxy Connecticut Municipal Bond Fund earned a total return of 10.04%. Over the same time, Retail A Shares of the Fund earned a total return of 9.83% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.49% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the front-end sales charge and the chart on page 5 for total returns after deducting the contingent deferred sales charge.) During the same period, the Connecticut municipal debt funds tracked by Lipper had an average total return of 9.87% and the Lehman Brothers Municipal Bond Index had a total return of 10.52%.
      On October 31, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.73%, its Retail A Shares had a 30-day SEC annualized yield of 3.38% and its Retail B Shares had a 30-day SEC annualized yield of 3.20%. These equal taxable yields of 6.12%, 5.55% and 5.25%, respectively, for shareholders in the 39.10% federal income tax bracket who live in the State of Connecticut.

GALAXY CONNECTICUT MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
CONNECTICUT 91%
PUERTO RICO 6%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 3%

GALAXY CONNECTICUT MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
3/16/93           10,000           10,000            9,525
1995              10,583           10,580           10,076
1997              10,122            9,902            9,432
1999              11,625           11,413           10,841
                  13,333           11,930           11,310
                  14,776           12,891           12,198
                  14,503           13,898           13,122
                  14,147           13,526           12,745
                  15,350           14,568           13,701
                  16,229           15,250           14,333          10,000
10/31/01          17,147           16,030           15,047           9,949

              LEHMAN BROTHERS      TRUST           RETAIL A         RETAIL B
              MUNICIPAL BOND       SHARES           SHARES           SHARES
                  INDEX

 * SINCE INCEPTION ON 3/16/93 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2001. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 3/31/93 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS

GALAXY FLORIDA MUNICIPAL BOND FUND

SUSAN SANDERSON, CFA
FIXED INCOME MANAGER
      For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Florida Municipal Bond Fund earned a total return of 8.92%. Over the same time, the other states municipal debt funds tracked by Lipper had an average total return of 9.23%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.
      On October 31, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.43%. This equaled a taxable yield of 5.63% for shareholders in the 39.10% federal income tax bracket who live in the State of Florida.

GALAXY FLORIDA MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
FLORIDA 91%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 6%
PUERTO RICO 2%
WYOMING 1%

GALAXY FLORIDA MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

6/30/97            10,000           10,000           10,000
10/31/97           10,332           10,328           10,344
4/30/98            10,587           10,555           10,608
10/31/98           11,116           11,097           11,098
4/30/99            11,313           11,272           11,273
10/31/99           11,079           11,098           10,825
4/30/2000          11,329           11,270           11,081
10/31/2000         11,917           11,858           11,602
4/30/2001          12,409           12,350           12,043
10/31/2001         13,106           13,028           12,637

                   LEHMAN          LEHMAN            TRUST
                  BROTHERS        BROTHERS           SHARES
                  QUALITY          7-YEAR
                INTERMEDIATE      MUNICIPAL
                 3-15 YEAR       BOND INDEX
                BLEND INDEX

 * SINCE INCEPTION ON 6/30/97. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND

BRIAN MCGREEVY
FIXED INCOME MANAGER
      For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Massachusetts Municipal Bond Fund earned a total return of 10.27%. Over the same time, Retail A Shares of the Fund had a total return of 10.08% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.73% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the front-end sales charge and the chart on page 5 for total returns after deducting the contingent deferred sales charge.)
      These total returns compared to an average total return of 10.09% for the Massachusetts municipal debt funds tracked by Lipper and a total return of 10.52% for the benchmark Lehman Brothers Municipal Bond Index.
      On October 31, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.65%, its Retail A Shares had a 30-day SEC annualized yield of 3.33% and its Retail B Shares had a 30-day SEC annualized yield of 2.85%. These equaled taxable yields of 5.99%, 5.47% and 4.68%, respectively, for shareholders in the 39.10% federal income tax bracket who live in the Commonwealth of Massachusetts.

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
3/12/93           10,000        10,000         9,525
1995              10,583        10,542        10,040
1997              10,122         9,861         9,391
1999              11,625        11,312        10,754
                  13,333        11,795        11,190
                  14,776        12,746        12,076
                  14,503        13,692        12,958
                  14,147        13,257        12,515
                  15,350        14,379        13,553
                  16,229        15,058        14,184        10,000
10/31/01          17,147        15,857        14,919         9,973

              LEHMAN BROTHERS   TRUST         RETAIL A     RETAIL B
               MUNICIPAL        SHARES        SHARES       SHARES
              BOND INDEX

GALAXY MASSACHUSETTS MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
MASSACHUSETTS 91%
PUERTO RICO 3%
OTHER TERRITORIES 3%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 3%

 * SINCE INCEPTION ON 3/12/93 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2001. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 3/31/93 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS

GALAXY NEW JERSEY MUNICIPAL BOND FUND

BRIAN MCGREEVY
FIXED INCOME MANAGER
      For the 12 months ended October 31, 2001, Trust Shares of the Galaxy New Jersey Municipal Bond Fund had a total return of 9.73%. Over the same time, Retail A Shares of the Fund had a total return of 9.52% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.61% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the front-end sales charge and the chart on page 5 for total returns after deducting the contingent deferred sales charge.) The New Jersey municipal debt funds tracked by Lipper had an average total return of 9.60% for the same period, and the Lehman Brothers Municipal Bond Index had a total return of 10.52%.
      On October 31, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.63%, its Retail A Shares had a 30-day SEC annualized yield of 3.34% and its Retail B Shares had a 30-day SEC annualized yield of 2.55%. These equaled taxable yields of 5.96%, 5.48% and 4.19%, respectively, for shareholders in the 39.10% federal income tax bracket who live in the State of New Jersey.

GALAXY NEW JERSEY MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NEW JERSEY 89%
OTHER TERRITORIES 8%
PUERTO RICO 2%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 1%

GALAXY NEW JERSEY MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
4/3/98            10,000        10,000         9,528
1998              10,464        10,448         9,938
1999              10,647        10,548        10,023
2000              10,278        10,128         9,616
                  10,549        10,327         9,797
                  11,153        10,912        10,348
                  11,719        11,374        10,782        10,000
                  11,697        11,340        10,745         9,459
10/31/01          12,381        11,974        11,333         9,961

                  LEHMAN       TRUST          RETAIL A      RETAIL B
                 BROTHERS      SHARES          SHARES        SHARES
                MUNICIPAL
                BOND INDEX

 * SINCE INCEPTION ON 4/3/98 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2001. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 4/30/98 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS

GALAXY NEW YORK MUNICIPAL BOND FUND

BRIAN MCGREEVY
FIXED INCOME MANAGER
      For the 12 months ended October 31, 2001, Trust Shares of the Galaxy New York Municipal Bond Fund had a total return of 9.80%. During the same time, Retail A Shares of the Fund had a total return of 9.59% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.46% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the front-end sales charge and the chart on page 5 for total returns after deducting the contingent deferred sales charge.) Over this period, the New York municipal debt funds tracked by Lipper had an average total return of 9.64%, and the Lehman Brothers Municipal Bond Index had a total return of 10.52%.
      On October 31, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.88%, its Retail A Shares had a 30-day SEC annualized yield of 3.52% and its Retail B Shares had a 30-day SEC annualized yield of 3.06%. These are the same as taxable yields of 6.37%, 5.78% and 5.02%, respectively, for shareholders in the 39.10% federal income tax bracket who live in the State of New York.

GALAXY NEW YORK MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
STATE MUNICIPAL BONDS 49%
LOCAL MUNICIPAL BONDS 45%
OTHER TERRITORIES 5%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 1%

GALAXY NEW YORK MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
12/30/91          10,000        10,000         9,525
1993              10,582        10,383         9,889
1995              12,071        12,009        11,437
1997              11,545        11,294        10,756
1999              13,259        12,901        12,265
                  14,016        13,488        12,793
                  15,207        14,590        13,808
                  16,428        15,731        14,864
                  16,136        15,175        14,311
                  17,509        16,558        15,589
                  18,315        17,308        16,283        10,000
10/31/01          19,351        18,181        17,082         9,946

                  LEHMAN       TRUST         RETAIL A      RETAIL B
                 BROTHERS      SHARES         SHARES        SHARES
                 MUNICIPAL
                BOND INDEX

 * SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2001. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

GALAXY PENNSYLVANIA MUNICIPAL BOND FUND

SUSAN SANDERSON, CFA
FIXED INCOME MANAGER
      For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Pennsylvania Municipal Bond Fund had a total return of 11.31%. Over this period, the Lehman Brothers Municipal Bond Index had a total return of 10.52%, the Lehman Brothers 5-Year Municipal Bond Index had a total return of 9.79%, and the other states municipal debt funds tracked by Lipper had an average total return of 9.23%. The Fund has changed its benchmark from the Lehman Brothers 5-Year Municipal Bond Index to the Lehman Brothers Municipal Bond Index, which tracks the performance of the types of securities that are more representative of the securities in the Fund.
      On October 31, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.62%. This equaled a taxable yield of 5.94% for shareholders in the 39.10% federal income tax bracket who live in the Commonwealth of Pennsylvania.

GALAXY PENNSYLVANIA MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PENNSYLVANIA 98%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 2%

GALAXY PENNSYLVANIA MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

5/3/93            10,000        10,000        10,000
1995              10,030        10,056         9,980
1997              10,432        10,589        10,277
1999              10,376        10,128        10,142
                  11,445        11,632        11,133
                  11,966        12,296        11,583
                  12,721        13,341        12,343
                  13,551        14,411        13,132
                  13,686        14,155        12,229
                  14,483        15,360        13,351
10/31/01          15,900        16,975        14,860

                  LEHMAN       LEHMAN         TRUST
                 BROTHERS     BROTHERS        SHARES
                  5-YEAR      MUNICIPAL
                 MUNICIPAL   BOND INDEX
                BOND INDEX

 * SINCE INCEPTION ON 5/3/93 FOR TRUST SHARES. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 4/30/93 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

GALAXY RHODE ISLAND MUNICIPAL BOND FUND

BRIAN MCGREEVY
FIXED INCOME MANAGER
      For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Rhode Island Municipal Bond Fund earned a total return of 9.90%. During the same period, Retail A Shares of the Fund earned a total return of 9.88% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.60% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the front-end sales charge and the chart on page 5 for total returns after deducting the contingent deferred sales charge.) Over the same time, the other states municipal debt funds tracked by Lipper had an average total return of 9.23%, and the Lehman Brothers Municipal Bond Index had a total return of 10.52%.
      On October 31, 2001, the Fund's Trust Shares had a 30-day SEC annualized yield of 3.82%. On the same date, Retail A Shares of the Fund had a 30-day
SEC annualized yield of 3.62%. Retail B Shares of the Fund had a 30-day SEC annualized yield of 3.05%. These equaled taxable yields of 6.27%, 5.94% and 5.01%, respectively, for shareholders in the 39.10% federal income tax bracket who live in the State of Rhode Island.

PORTFOLIO REVIEWS

GALAXY RHODE ISLAND MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
RHODE ISLAND 87%
PUERTO RICO 6%
OTHER TERRITORIES 6%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 1%

GALAXY RHODE ISLAND MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

12/30/94          10,000         9,525
1995              11,445        10,599
1997              12,098        11,152
1999              13,126        12,019
                  14,179        12,903
                  13,928        12,550
                  15,113        13,635        10,000
                  15,808        14,239        10,843        10,000
10/31/01          16,702        14,982        11,410         9,960

                  LEHMAN       RETAIL A       TRUST         RETAIL B
                 BROTHERS       SHARES        SHARES         SHARES
                MUNICIPAL
                BOND INDEX

 * SINCE INCEPTION ON 12/20/94 FOR RETAIL A SHARES. SINCE INCEPTION ON 6/19/00 FOR TRUST SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2001. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDEX ARE CALCULATED SINCE 12/31/94 BECAUSE THE INDEX RETURNS ARE CALCULATED AT MONTH-END ONLY.

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND

WAYNE FITZGERALD
FIXED INCOME MANAGER
      For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Intermediate Tax-Exempt Bond Fund earned a total return of 9.23%. During the same period, Retail A Shares of the Fund earned a total return of 9.02% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.41% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the front-end sales charge and the chart on page 5 for total returns after deducting the contingent deferred sales charge.) Over the same time, the intermediate municipal debt funds tracked by Lipper had an average total return of 9.23%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.
      On October 31, 2001, the Fund's Trust, Retail A and Retail B Shares had 30-day SEC annualized yields of 3.05%, 2.71% and 2.05%, respectively. These equaled taxable yields of 5.01%, 4.45% and 3.37%, respectively, for shareholders in the 39.10% federal income tax bracket.

PORTFOLIO REVIEWS

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

6/14/93           10,000        10,000        10,000
1995              10,467        10,506        10,515
1997              10,197        10,308        10,292
1999              11,544        11,578        11,547
                  12,130        12,118        12,132
                  13,090        13,022        13,142
                  14,083        13,992        14,182
                  14,036        13,993        13,776
                  14,632        14,495        14,029         9,525
                  15,097        14,951        14,924         9,834
                  14,282        15,587        15,512        10,213       10,000
10/31/01          16,604        16,427        16,301        10,721        9,941

                  LEHMAN       LEHMAN        TRUST         RETAIL A     RETAIL B
                 BROTHERS     BROTHERS       SHARES         SHARES       SHARES
                 QUALITY       7-YEAR
                INTERMEDIATE  MUNICIPAL
                 3-15 YEAR    BOND INDEX
                 BLEND INDEX

GALAXY INTERMEDIATE TAX-EXEMPT BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
EAST 32%
NORTH CENTRAL 24%
SOUTH 21%
PACIFIC 14%
OTHER TERRITORIES 4%
MOUNTAIN 3%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 2%

 * SINCE INCEPTION ON 6/14/93 FOR TRUST SHARES. SINCE INCEPTION ON 6/26/00 FOR RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2001. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 5/31/93 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

GALAXY CONNECTICUT INTERMEDIATE
MUNICIPAL BOND FUND

SUSAN SANDERSON, CFA
FIXED INCOME MANAGER
      For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund earned a total return of 9.32%. For the same period, Retail A Shares of the Fund earned a total return of 9.10% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.33% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the front-end sales charge and the chart on page 5 for total returns after deducting the contingent deferred sales charge.) Over the same time, the intermediate municipal debt funds tracked by Lipper had an average total return of 9.23%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.
      On October 31, 2001, the Fund's Trust, Retail A and Retail B Shares had 30-day SEC annualized yields of 3.52%, 3.17% and 2.56%, respectively. These equaled taxable yields of 5.78%, 5.21% and 4.20%, respectively, for shareholders in the 39.18% federal income tax bracket who live in the state of Connecticut.

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

8/1/94            10,000        10,000        10,000
1995               9,805         9,856         9,826
1997              11,100        11,071        11,083
1999              11,663        11,587        11,635
                  12,587        12,451        12,546
                  13,542        13,379        13,546
                  13,496        13,380        13,182
                  14,069        13,859        13,777        9,525
                  14,517        14,296        14,212        9,832
                  15,132        14,904        14,799       10,232       10,000
10/31/01          15,966        15,707        15,536       10,727        9,933

                  LEHMAN       LEHMAN         TRUST       RETAIL A      RETAIL B
                 BROTHERS     BROTHERS        SHARES       SHARES        SHARES
                  QUALITY      7-YEAR
                INTERMEDIATE  MUNICIPAL
                 3-15 YEAR   BOND INDEX
                BLEND INDEX

GALAXY CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
CONNECTICUT 82%
PUERTO RICO 13%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 3%
OTHER TERRITORIES 2%

 * SINCE INCEPTION ON 8/1/94 FOR TRUST SHARES. SINCE INCEPTION ON 6/26/00 FOR RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2001. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 7/31/94 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

PORTFOLIO REVIEWS

GALAXY MASSACHUSETTS INTERMEDIATE
MUNICIPAL BOND FUND

SUSAN SANDERSON, CFA
FIXED INCOME MANAGER
      For the 12 months ended October 31, 2001, Trust Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund earned a total return of 9.24%. For the same period, Retail A Shares of the Fund earned a total return of 9.05% before deducting the maximum 4.75% front-end sales charge. For the period March 1, 2001 (date of initial issuance) through October 31, 2001, Retail B Shares of the Fund had a total return of 4.41% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the front-end sales charge and the chart on page 5 for total returns after deducting the contingent deferred sales charge.) Over the same time, the Massachusetts municipal debt funds tracked by Lipper had an average total return of 10.09%, the Lehman Brothers Quality Intermediate 3-15 Year Blend Index had a total return of 9.98% and the Lehman Brothers 7-Year Municipal Bond Index had a total return of 9.87%.
      On October 31, 2001, the Fund's Trust, Retail A and Retail B Shares had 30-day SEC annualized yields of 3.70%, 3.35% and 2.90%, respectively. These equaled taxable yields of 6.08%, 5.50% and 4.76%, respectively, for shareholders in the 39.10% federal income tax bracket who live in the Commonwealth of Massachusetts.

GALAXY MASSACHUSETTS INTERMEDIATE
MUNICIPAL BOND FUND

DISTRIBUTION OF TOTAL NET ASSETS AS OF OCTOBER 31, 2001

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
MASSACHUSETTS 89%
CASH EQUIVALENTS & NET OTHER ASSETS AND LIABILITIES 6%
PUERTO RICO 3%
OTHER TERRITORIES 2%

GALAXY MASSACHUSETTS INTERMEDIATE
MUNICIPAL BOND FUND

GROWTH OF $10,000 INVESTMENT*

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
6/14/93           10,000        10,000        10,000
1995              10,467        10,506        10,579
1997              10,197        10,308        10,096
1999              11,544        11,578        11,253
                  12,130        12,118        11,741
                  13,090        13,022        12,692
                  14,083        13,992        13,617
                  14,036        13,993        13,344
                  14,632        14,495        13,935         9,525
                  15,097        14,951        14,364         9,843
                  14,282        15,587        14,938        10,231       10,000
10/31/01          16,604        16,427        15,691        10,735        9,941

                  LEHMAN        LEHMAN        TRUST        RETAIL A     RETAIL B
                 BROTHERS      BROTHERS       SHARES        SHARES       SHARES
                 QUALITY       7-YEAR
               INTERMEDIATE    MUNICIPAL
                 3-15 YEAR     BOND INDEX
                BLEND INDEX

 * SINCE INCEPTION ON 6/14/93 FOR TRUST SHARES. SINCE INCEPTION ON 6/26/00 FOR RETAIL A SHARES. SINCE INCEPTION ON 3/1/01 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 4.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON OCTOBER 31, 2001. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES. THE LEHMAN BROTHERS QUALITY INTERMEDIATE 3-15 YEAR BLEND INDEX AND THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND. RESULTS FOR THE INDICES ARE CALCULATED SINCE 5/31/93 BECAUSE THE INDICES RETURNS ARE CALCULATED AT MONTH-END ONLY.

"A WELL-BALANCED ASSET ALLOCATION PLAN MAY HELP TO CONTROL YOUR RISK WHILE YOU PURSUE YOUR GOALS."

Shareholder Services

AUTOMATIC INVESTMENT PROGRAM

      The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

      A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while you pursue your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of most shareholders. Diversification does not eliminate the risk of loss in a declining market.

EXCHANGE PRIVILEGES

      As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund at no cost (as long as you exchange within the same share class). Please see the Funds' prospectuses for details on this service.

CONSOLIDATED STATEMENTS

      If you hold your shares directly with the Galaxy Funds, you will receive a consolidated statement from Galaxy on a quarterly basis. If your Galaxy Shares are held in a brokerage account, your Galaxy Funds will appear on your brokerage statement.

YOUR FINANCIAL ADVISOR

      Your financial advisor can discuss the Galaxy Funds with you and how they may help you to achieve your financial goals. Please see your financial advisor if you have any questions about this report or your account.

24-HOUR ACCESS TO ACCOUNT INFORMATION

      24 hours a day, seven days a week, our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free at 1-877-289-4252 for information on initial purchases and current performance.


--------------------------------------------------------------------------------
CERTAIN SHAREHOLDER SERVICES MAY NOT BE AVAILABLE TO TRUST, PRIME A AND PRIME B SHARE INVESTORS. PLEASE CONSULT YOUR FUND PROSPECTUS. SHARES OF THE FUNDS ARE DISTRIBUTED THROUGH PFPC DISTRIBUTORS, INC., MEMBER NASD AND SIPC.
--------------------------------------------------------------------------------

Shareholder Information

                                TRUSTEES
                                   AND
                           EXECUTIVE OFFICERS

                          Dwight E. Vicks, Jr.
                          CHAIRMAN AND TRUSTEE

                             John T. O'Neill
                          PRESIDENT, TREASURER
                               AND TRUSTEE

                            Louis DeThomasis,
                              F.S.C., Ph.D.
                                 TRUSTEE

                            Kenneth A. Froot
                                 TRUSTEE

                            Donald B. Miller
                                 TRUSTEE

                              James M. Seed
                                 TRUSTEE

                           Bradford S. Wellman
                            EMERITUS TRUSTEE

                            William Greilich
                             VICE PRESIDENT

                                W. Bruce
                             McConnel, Esq.
                                SECRETARY

                           INVESTMENT ADVISOR

                            Fleet Investment
                              Advisors Inc.
                           100 Federal Street
                            Boston, MA 02110

                               DISTRIBUTOR

                         PFPC Distributors, Inc.
                           3200 Horizon Drive
                        King of Prussia, PA 19406

                              ADMINISTRATOR

                                PFPC Inc.
                           4400 Computer Drive
                       Westborough, MA 01581-5108

                                 AUDITOR

                            Ernst & Young LLP
                          200 Clarendon Street
                            Boston, MA 02116

                              LEGAL COUNSEL

                       Drinker Biddle & Reath LLP
                            One Logan Square
                         18th and Cherry Streets
                       Philadelphia, PA 19103-6996

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds, as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from PFPC Distributors, Inc. by calling toll-free 1-877-289-4252. Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                               [GRAPHIC OMITTED]
                        [LOGO OF RECYCLED PAPER OMITTED]

                   This report was printed on recycled paper.

                      This page left blank intentionally.

                      This page left blank intentionally.

TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 94.23%


                CALIFORNIA - 0.96%

 $2,000,000     California State, GO
                5.00%, 10/01/19
                Insured: FGIC-TCRS...............  $   2,041,800
                                                   -------------

                COLORADO - 1.04%

    115,000     Colorado HFA Single Family Program
                Series B-3
                6.55%, 05/01/25..................        124,804
  2,000,000     Denver City & County Airport Revenue
                Series A
                5.50%, 11/15/25
                Insured: MBIA....................      2,077,600
                                                   -------------
                                                       2,202,404
                                                   -------------

                CONNECTICUT - 2.80%

  1,000,000     Connecticut State HEFA, Trinity College
                Series F
                5.50%, 07/01/21
                Insured: MBIA....................      1,095,070
  1,000,000     Connecticut State Special Tax
                Transportation Infrastructure
                Series A
                5.38%, 10/01/17
                Insured: FSA.....................      1,063,510
  2,000,000     Connecticut State Special Tax
                Transportation Infrastructure
                Series B
                5.00%, 10/01/05
                Insured: FSA.....................      2,157,820
  1,520,000     Connecticut State, SP OB
                Transportation Infrastructure
                Series A
                5.63%, 12/01/19..................      1,642,010
                                                   -------------
                                                       5,958,410
                                                   -------------

                DISTRICT OF COLUMBIA - 4.03%

  5,740,000     District of Columbia
                George Washington University
                Series A
                5.13%, 09/15/31
                Insured: MBIA....................      5,746,257
  1,860,000     District of Columbia, Series B, GO
                Unrefunded Balance 2001
                5.50%, 06/01/09
                Insured: FSA.....................      2,061,159
    655,000     District of Columbia, Series B, GO
                Unrefunded Balance 2001
                6.00%, 06/01/13
                Insured: MBIA....................        762,813
                                                   -------------
                                                       8,570,229
                                                   -------------

  PAR VALUE                                              VALUE
 ----------                                           ---------

                FLORIDA - 4.25%

 $2,000,000     Hillsborough County School Board
                Master Lease Program, COP
                Series A
                5.50%, 07/01/14
                Insured: MBIA....................  $   2,232,240
  2,835,000     Miami, Dade County, SP OB
                Series A
                5.22%, 10/01/14 (A)
                Insured: MBIA....................      1,542,920
  3,000,000     Orange County Tourist Development
                Tax Revenue
                5.50%, 10/01/31
                Insured: AMBAC...................      3,138,660
  1,900,000     Tallahassee Consolidated Utility Systems
                5.50%, 10/01/17
                Insured: FGIC....................      2,107,233
                                                   -------------
                                                       9,021,053
                                                   -------------

                GEORGIA - 6.34%

  2,725,000     Atlanta Airport Revenue Series A
                5.50%, 01/01/22
                Insured: FGIC....................      2,840,812
  5,000,000     Atlanta Water & Wastewater Revenue
                Series A
                5.00%, 11/01/38
                Insured: FGIC....................      4,974,900
  2,000,000     De Kalb County Water & Sewer Revenue
                6.25%, 10/01/06..................      2,278,720
  1,000,000     Fulton County School District, GO
                Pre-refunded 01/01/04
                5.60%, 01/01/11..................      1,084,020
  2,000,000     Georgia State, Series B, GO
                5.75%, 08/01/10..................      2,289,180
                                                   -------------
                                                      13,467,632
                                                   -------------

                HAWAII - 0.96%

  1,815,000     Hawaii State, Series CU, GO
                5.75%, 10/01/08
                Insured: MBIA....................      2,037,501
                                                   -------------

                IDAHO - 0.57%

  1,160,000     Idaho Housing & Finance Association
                Single Family Mortgage
                Series G-2, AMT
                5.70%, 07/01/16..................      1,211,040
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                ILLINOIS - 5.76%

 $1,300,000     Chicago, Board of Education, GO
                5.60%, 12/01/18
                Insured: FGIC....................  $   1,383,590
  1,000,000     Chicago Skyway Toll Bridge
                5.50%, 01/01/31
                Insured: AMBAC...................      1,043,300
  1,000,000     Cook County, GO
                7.25%, 11/01/07
                Insured: MBIA....................      1,176,800
  3,000,000     Illinois Educational Facilities Authority
                Wesleyan University
                5.65%, 09/01/26
                Insured: MBIA....................      3,162,450
  2,540,000     Illinois State Dedicated Tax Capital
                Appreciation, Civic Center, Series B
                5.79%, 12/15/17 (A)
                Insured: AMBAC...................      1,146,277
  3,000,000     Illinois State, First Series, GO
                5.25%, 08/01/13
                Insured: MBIA....................      3,244,470
  1,000,000     Illinois State, GO
                5.80%, 09/01/18
                Insured: FGIC....................      1,071,410
                                                   -------------
                                                      12,228,297
                                                   -------------

                INDIANA - 1.20%

  2,500,000     Indiana Transportation Finance Authority
                Highway Revenue
                5.38%, 12/01/25..................      2,554,800
                                                   -------------

                IOWA - 0.79%

  1,610,000     Iowa Finance Authority
                Single Family Mortgage, Series F
                5.55%, 01/01/16
                Insured: GNMA/FNMA...............      1,682,289
                                                   -------------

                KANSAS - 0.84%

  1,575,000     Kansas State
                Department of Highway Transportation
                5.50%, 09/01/14..................      1,784,680
                                                   -------------

                MAINE - 1.01%

  1,000,000     Maine Governmental Facilities Authority
                Lease Rent Revenue
                5.63%, 10/01/19
                Insured: FSA.....................      1,068,130
  1,000,000     Maine Municipal Bond Bank, Series D
                5.70%, 11/01/21
                Insured: MBIA....................      1,075,680
                                                   -------------
                                                       2,143,810
                                                   -------------

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MARYLAND - 3.74%

 $2,875,000     Maryland State
                Community Development Administration
                Department of Housing & Community
                Development, Series A, AMT
                5.70%, 07/01/17..................  $   3,003,369
  2,000,000     Maryland State
                Community Development Administration
                Department of Housing & Community
                Development, Series B, AMT
                5.55%, 09/01/25..................      2,065,240
  1,500,000     Maryland State
                Health & Higher Education Facilities
                Authority, Johns Hopkins University
                6.00%, 07/01/10..................      1,734,210
  1,070,000     Montgomery County
                Housing Opportunity Commission
                Single Family Mortgage, Series A
                5.75%, 07/01/13..................      1,144,921
                                                   -------------
                                                       7,947,740
                                                   -------------

                MASSACHUSETTS - 7.13%

  5,750,000     Massachusetts Bay
                Transportation Authority, General
                Transportation Systems, Series A
                7.00%, 03/01/21
                Insured: MBIA/IBC................      7,295,427
  2,000,000     Massachusetts State HEFA
                Partners Healthcare System, Series A
                5.38%, 07/01/17
                Insured: MBIA....................      2,076,560
  1,250,000     Massachusetts State HEFA
                Partners Healthcare System, Series C
                6.00%, 07/01/17..................      1,345,762
  1,000,000     Massachusetts State IFA
                Nantucket Electric Co., Series A, AMT
                5.88%, 07/01/17
                Insured: AMBAC
                SPA: State Street Bank & Trust Co.     1,072,490
  2,000,000     Massachusetts State IFA
                Tufts University, Series H
                5.50%, 02/15/12
                Insured: MBIA....................      2,239,920
  1,000,000     Massachusetts State WRA, Series B
                5.50%, 08/01/15
                Insured: FSA.....................      1,113,540
                                                   -------------
                                                      15,143,699
                                                   -------------

                MICHIGAN - 2.19%

  3,250,000     Detroit City School District, Series A, GO
                5.13%, 05/01/31
                Insured: FSA.....................      3,261,765
  1,250,000     Michigan State, GO
                5.50%, 12/01/15..................      1,401,462
                                                   -------------
                                                       4,663,227
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MINNESOTA - 1.98%

 $2,000,000     Elk River, Independent School District
                Number 728, Series A, GO
                5.00%, 02/01/17
                Insured: MBIA....................  $   2,051,940
  1,000,000     Minnesota State, GO
                5.50%, 11/01/13..................      1,109,930
  1,000,000     Rochester Health Care Facilities
                Mayo Foundation, Series A
                5.50%, 11/15/27
                Insured: GO of Mayo Foundation...      1,037,610
                                                   -------------
                                                       4,199,480
                                                   -------------

                MISSISSIPPI - 1.48%

  3,100,000     Mississippi Development Bank, SP OB
                Capital Projects & Equipment Acquisition
                Series A-2
                5.00%, 07/01/24
                Insured: AMBAC...................      3,137,696
                                                   -------------

                MISSOURI - 1.42%

  1,000,000     Missouri State HEFA, St. Louis University
                5.50%, 10/01/16..................      1,116,950
  1,000,000     Missouri State HEFA
                Washington University, Series A
                5.50%, 06/15/16..................      1,125,660
    710,000     Missouri State
                Housing Development Commission
                Single Family, Series B-2, AMT
                6.40%, 03/01/29
                Insured: GNMA/FNMA...............        772,757
                                                   -------------
                                                       3,015,367
                                                   -------------

                NEVADA - 2.75%

  1,500,000     Nevada State, Capital Improvement &
                Cultural Affairs, Series A, GO
                5.50%, 02/01/18..................      1,582,125
  1,190,000     Nevada State
                Colorado River Commission, GO
                Pre-refunded 07/01/04
                6.50%, 07/01/19..................      1,320,698
  3,000,000     Nevada State, Projects 66 & 67
                Series A, GO
                5.00%, 05/15/28
                Insured: FGIC....................      2,948,040
                                                   -------------
                                                       5,850,863
                                                   -------------

                NEW HAMPSHIRE - 0.71%

  1,500,000     New Hampshire HEFA
                University Systems of New Hampshire
                5.13%, 07/01/33
                Insured: AMBAC...................      1,498,725
                                                   -------------

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY - 5.26%

 $1,000,000     New Jersey EDA
                School Facilities, Series A, GO
                5.50%, 06/15/13
                Insured: AMBAC...................  $   1,128,260
  1,500,000     New Jersey Health Care Facilities
                Financing Authority, AHS Hospital Corp.
                Series A
                6.00%, 07/01/12
                Insured: AMBAC...................      1,749,600
  2,000,000     New Jersey State, Series H, GO
                5.25%, 07/01/13..................      2,209,360
    500,000     New Jersey State Transportation Trust Fund
                Authority, Transportation System, Series A
                5.50%, 06/15/09..................        559,555
  2,000,000     New Jersey State Transportation Trust Fund
                Authority, Transportation System, Series A
                5.63%, 06/15/14..................      2,276,720
  3,000,000     New Jersey State Turnpike Authority
                Series A
                5.75%, 01/01/19
                Insured: MBIA....................      3,261,960
                                                   -------------
                                                      11,185,455
                                                   -------------

                NEW MEXICO - 1.01%

    750,000     Dona Ana County
                Gross Receipt Tax Revenue
                5.50%, 06/01/16
                Insured: AMBAC...................        831,195
  1,275,000     New Mexico Mortgage Finance Authority
                Single Family Mortgage, Series B-3
                5.50%, 07/01/28
                Insured: GNMA/FNMA/FHLMC.........      1,318,044
                                                   -------------
                                                       2,149,239
                                                   -------------

                NEW YORK - 6.64%

  2,165,000     Metropolitan Transportation Authority
                Dedicated Tax Fund, Series C-1
                5.25%, 07/01/17
                Insured: FGIC....................      2,243,330
  1,000,000     New York City, Series I, GO
                6.00%, 04/15/09..................      1,105,010
  2,000,000     New York State Dormitory Authority
                Revenue, Columbia University, Series A
                5.25%, 07/01/20..................      2,084,440
  4,000,000     New York State Dormitory Authority
                Revenue, State University Educational
                Facilities, Series A
                5.25%, 05/15/15
                Insured: FSA-CR..................      4,369,440
  2,000,000     New York State, Series F, GO
                5.25%, 09/15/12..................      2,143,940
  1,000,000     New York State Thruway Authority
                Local Highway & Bridge
                5.38%, 04/01/18..................      1,045,380

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW YORK (CONTINUED)

 $1,000,000     Port Authority of New York & New
                Jersey, SP OB, JFK International
                Air Terminal, Series 6, AMT
                6.00%, 12/01/07
                Insured: MBIA....................  $   1,124,030
                                                   -------------
                                                      14,115,570
                                                   -------------

                NORTH CAROLINA - 0.38%

    760,000     North Carolina HFA
                Single Family Revenue, Series Y
                6.30%, 09/01/15..................        800,508
                                                   -------------

                OHIO - 3.38%

  1,000,000     Cleveland Waterworks Refunding &
                Improvement, First Mortgage, Series H
                5.50%, 01/01/10
                Insured: MBIA....................      1,078,620
  1,460,000     Forest Hills School District, GO
                6.00%, 12/01/10
                Insured: MBIA....................      1,683,891
  1,000,000     Ohio State Building Authority
                Adult Correctional Facilities, Series A
                6.00%, 04/01/06
                Insured: AMBAC...................      1,112,870
  1,000,000     Ohio State Fresh Water Development
                Authority Revenue, Series B
                5.50%, 12/01/18
                Insured: FSA.....................      1,108,110
  1,000,000     Ohio State Higher Education
                Capital Facilities, Series B
                5.63%, 05/01/15..................      1,092,660
  1,000,000     Ohio State Infrastructure
                Improvement Bond, GO
                5.75%, 02/01/16..................      1,094,550
                                                   -------------
                                                       7,170,701
                                                   -------------

                PENNSYLVANIA - 3.56%

  2,000,000     Delaware Valley Regional Finance Authority
                Local Government Revenue, Series B
                5.60%, 07/01/17
                Insured: AMBAC...................      2,235,600
  2,210,000     Elizabeth Forward School District
                Capital Appreciation, Series B, GO
                5.52%, 09/01/21 (A)
                Insured: MBIA....................        809,722
  2,210,000     Elizabeth Forward School District
                Capital Appreciation, Series B, GO
                5.52%, 09/01/22 (A)
                Insured: MBIA....................        765,058
  1,500,000     Pennsylvania HFA
                Single Family Mortgage
                Series 59-A, AMT
                5.75%, 10/01/23..................      1,553,820

  PAR VALUE                                              VALUE
 ----------                                           ---------

                PENNSYLVANIA (CONTINUED)

 $1,000,000     Pennsylvania State Turnpike, Series S
                5.50%, 06/01/15..................  $   1,090,920
  1,000,000     Philadelphia School District, Series A, GO
                5.75%, 02/01/13
                Insured: FSA.....................      1,115,980
                                                   -------------
                                                       7,571,100
                                                   -------------

                PUERTO RICO - 1.68%

  3,000,000     Puerto Rico Electric Power Authority
                Series BB
                6.00%, 07/01/12
                Insured: MBIA....................      3,562,110
                                                   -------------

                RHODE ISLAND - 1.83%

  1,500,000     Rhode Island State HEBC
                Higher Education Facilities
                Johnson & Wales University
                6.38%, 04/01/12
                Insured: Connie Lee..............      1,604,805
  1,500,000     Rhode Island State HEBC
                Higher Education Facilities
                Johnson & Wales University, Series A
                5.75%, 04/01/12
                Insured: Connie Lee..............      1,590,255
    655,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 13
                6.70%, 10/01/15..................        694,857
                                                   -------------
                                                       3,889,917
                                                   -------------

                SOUTH CAROLINA - 0.73%

  1,500,000     Greenville Waterworks Revenue Bonds
                5.50%, 02/01/22..................      1,550,475
                                                   -------------

                TENNESSEE - 1.00%

  2,000,000     Metropolitan Government of
                Nashville & Davidson County, GO
                5.88%, 05/15/26..................      2,128,680
                                                   -------------

                TEXAS - 10.01%

  1,000,000     Amarillo Health Facilities Corp.
                Baptist St. Anthony Hospital Corp.
                5.50%, 01/01/14
                Insured: FSA.....................      1,095,730
  2,170,000     Harris County HFDC, Memorial
                Hospital System Project, Series A
                6.00%, 06/01/13
                Insured: MBIA....................      2,482,133
  4,720,000     Houston Water & Sewer System
                Junior Lien, Series A
                5.50%, 12/01/17
                Insured: FSA.....................      5,035,674

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                TEXAS (CONTINUED)

 $4,000,000     Houston Water & Sewer System
                Junior Lien, Series C
                5.35%, 12/01/11 (A)
                Insured: AMBAC...................  $   2,603,320
  1,775,000     Katy Independent School District
                Capital Appreciation
                3.56%, 08/15/11 (A)..............      1,169,831
  1,750,000     Lower Colorado River Authority
                Junior Lien, 4th Supplement
                Capital Appreciation
                5.45%, 01/01/13 (A)
                Insured: FGIC....................      1,064,052
  2,100,000     Lower Colorado River Authority
                Junior Lien, 5th Supplement
                5.38%, 01/01/16..................      2,304,582
  2,000,000     Lower Neches Valley Authority, IDC
                Mobil Oil Refining Project
                5.80%, 05/01/22..................      2,102,420
  1,000,000     North Central HFDC
                Presbyterian Healthcare
                Pre-refunded 06/01/05
                5.90%, 06/01/21..................      1,102,870
  3,500,000     San Antonio Independent
                School District, Series B, GO
                4.70%, 08/15/11 (A)..............      2,295,685
                                                   -------------
                                                      21,256,297
                                                   -------------

                WASHINGTON - 2.55%

  2,625,000     Port Seattle, Series A
                5.50%, 02/01/26
                Insured: MBIA....................      2,788,852
  1,370,000     Seattle, Series A, GO
                5.50%, 03/01/11..................      1,531,907
  1,000,000     Washington State, Series A, GO
                5.63%, 07/01/13..................      1,106,280
                                                   -------------
                                                       5,427,039
                                                   -------------

                WEST VIRGINIA - 1.03%

  2,000,000     West Virginia School Building Authority
                Capital Improvement
                5.50%, 07/01/11
                Insured: AMBAC...................      2,180,240
                                                   -------------

                WISCONSIN - 2.70%

  1,450,000     Wisconsin State, Series B, GO
                Pre-refunded 05/01/04
                5.50%, 05/01/09..................      1,555,053
  2,000,000     Wisconsin State, Series C, GO
                5.55%, 05/01/21
                Insured: MBIA-IBC................      2,092,220
  2,000,000     Wisconsin State, Series D, GO
                5.50%, 05/01/16
                Insured: MBIA-IBC................      2,090,180
                                                   -------------
                                                       5,737,453
                                                   -------------

  PAR VALUE                                              VALUE
 ----------                                           ---------

                WYOMING - 0.52%

 $1,100,000     Lincoln County PCR
                Exxon Project, Series C
                1.99%, 11/01/14 (B)..............  $   1,100,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    200,185,526
                                                   -------------
                (Cost $188,274,082)

    SHARES
  ----------

INVESTMENT COMPANIES - 4.34%

    249,867     Dreyfus Tax-Exempt
                Cash Management Fund.............        249,867
  8,965,131     Federated Tax-Free Obligations Fund    8,965,131
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      9,214,998
                                                   -------------
                (Cost $9,214,998)

TOTAL INVESTMENTS - 98.57%.......................    209,400,524
                                                   -------------
(Cost $197,489,080)

NET OTHER ASSETS AND LIABILITIES - 1.43%.........      3,032,333
                                                   -------------
NET ASSETS - 100.00%.............................  $ 212,432,857
                                                   =============

----------------------------------------
(A) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
(B) Variable rate bond. Rate shown reflects the rate in effect on October 31, 2001.
AMBAC      American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
Connie Lee College Construction Loan Association
COP        Certificate of Participation
EDA        Economic Development Authority
FGIC       Federal Guaranty Insurance Corp.
FHLMC      Federal Home Loan Mortgage Corp.
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance Company
FSA-CR     FSA Custodial Receipts
GNMA       Government National Mortgage Association
GO         General Obligation
HEBC       Health and Educational Building Corp.
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Authority
HFDC       Health Facilities Development Corp.
HMFC       Housing & Mortgage Finance Corp.
IBC        Insured Bond Certificate
IDC        Industrial Development Corp.
IFA        Industrial Finance Agency
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
SP OB      Special Obligation
SPA        Stand-by Purchase Agreement
TCRS       Transferable Custodial Receipts
WRA        Water Resource Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 96.63%


                CONNECTICUT - 91.01%

 $  250,000     Cheshire, GO
                5.10%, 08/15/07..................  $     263,172
  1,080,000     Cheshire, Lot B, GO
                4.50%, 08/01/07..................      1,145,470
    885,000     Colchester, Lot A, GO
                5.40%, 08/15/10
                Insured: AMBAC...................        992,607
  1,000,000     Connecticut State Airport Revenue
                Bradley International Airport
                Series A, AMT
                5.13%, 10/01/31
                Insured: FGIC....................        999,190
    400,000     Connecticut State Airport Revenue
                Bradley International Airport
                7.40%, 10/01/04
                Insured: FGIC....................        446,952
    155,000     Connecticut State Airport Revenue
                Pre-refunded 10/01/04
                7.65%, 10/01/12
                Insured: FGIC....................        177,185
    345,000     Connecticut State Airport Revenue
                Unrefunded Balance
                7.65%, 10/01/12
                Insured: FGIC....................        386,852
    200,000     Connecticut State Clean Water Fund
                6.00%, 10/01/12..................        235,646
     30,000     Connecticut State Clean Water Fund
                Partially Pre-refunded
                7.00%, 01/01/11..................         30,512
    500,000     Connecticut State HEFA
                Backus (William W.) Hospital Issue
                Series D
                5.63%, 07/01/17
                Insured: AMBAC...................        536,335
    900,000     Connecticut State HEFA
                Connecticut College, Series C-1
                5.50%, 07/01/27
                Insured: MBIA....................        938,151
  1,250,000     Connecticut State HEFA
                Connecticut College, Series D-1
                5.75%, 07/01/30
                Insured: MBIA....................      1,351,662
  2,000,000     Connecticut State HEFA
                Fairfield University, Series I
                5.25%, 07/01/25
                Insured: MBIA....................      2,054,760
    750,000     Connecticut State HEFA
                Greenwich Hospital Issue, Series A
                5.30%, 07/01/08
                Insured: MBIA....................        818,902
  1,000,000     Connecticut State HEFA
                Loomis Chaffee School, Series E
                5.00%, 07/01/25..................        996,870

  PAR VALUE                                              VALUE
 ----------                                           ---------

                CONNECTICUT (CONTINUED)

 $1,060,000     Connecticut State HEFA
                Middlesex Hospital, Series H
                5.00%, 07/01/12
                Insured: MBIA....................  $   1,116,095
    375,000     Connecticut State HEFA
                Newington Childrens Hospital, Series A
                5.65%, 07/01/05
                Insured: MBIA....................        407,501
    500,000     Connecticut State HEFA
                Trinity College, Series F
                5.50%, 07/01/21
                Insured: MBIA....................        547,535
  1,485,000     Connecticut State HEFA
                Trinity College, Series G
                5.00%, 07/01/31
                Insured: AMBAC...................      1,488,802
    125,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series A-1
                5.85%, 11/15/16..................        128,781
    100,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B
                6.20%, 05/15/12
                Insured: FHA.....................        104,244
  1,000,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B
                6.30%, 05/15/24
                Insured: FHA.....................      1,035,790
  1,500,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series D-2
                5.45%, 11/15/24..................      1,541,130
    995,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Sub-Series B-2, AMT
                5.85%, 05/15/31..................      1,028,412
    680,000     Connecticut State Higher Education
                Supplemental Loan Authority
                Family Education Loan Program, Series A
                5.63%, 11/15/07..................        710,328
  1,000,000     Connecticut State
                Juvenile Training School, COP
                5.00%, 12/15/30..................        992,360
  1,000,000     Connecticut State Resource
                Recovery Authority Mid-Connecticut
                Series A
                5.75%, 11/15/07
                Insured: MBIA....................      1,125,940
    250,000     Connecticut State, Series A, GO
                5.10%, 11/15/04..................        267,320
  1,000,000     Connecticut State, Series A, GO
                5.13%, 03/01/10..................      1,074,440
    865,000     Connecticut State, Series A, GO
                5.50%, 04/15/19..................        922,955
    500,000     Connecticut State, Series C, GO
                5.50%, 08/15/05..................        539,045

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                CONNECTICUT (CONTINUED)

 $2,000,000     Connecticut State, Series C, GO
                5.50%, 12/15/12..................  $   2,272,680
     10,000     Connecticut State, Series B
                Pre-refunded
                5.40%, 03/15/08..................         11,081
    390,000     Connecticut State, Series B
                Unrefunded Balance
                5.40%, 03/15/08..................        430,977
     25,000     Connecticut State, Series E
                Pre-refunded
                6.00%, 03/15/12..................         29,252
    975,000     Connecticut State, Series E
                Unrefunded Balance
                6.00%, 03/15/12..................      1,141,735
  1,250,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.25%, 09/01/07..................      1,373,925
    750,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.38%, 09/01/08..................        829,853
  3,250,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.50%, 10/01/12
                Insured: FGIC....................      3,671,200
    700,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                Pre-refunded 04/01/04
                5.40%, 04/01/07..................        757,841
    400,000     Connecticut State, SP OB
                Transportation Infrastructure, Series B
                6.13%, 09/01/12..................        468,680
    200,000     Danbury, GO
                5.63%, 02/01/13..................        228,980
    855,000     Easton, GO
                4.75%, 10/15/21..................        847,365
  1,100,000     Fairfield, GO
                5.00%, 01/01/18..................      1,131,086
  1,750,000     Hamden, GO
                5.00%, 08/15/06
                Insured: MBIA....................      1,898,943
    500,000     Hamden, GO
                Pre-refunded 08/15/06
                5.50%, 08/15/14
                Insured: MBIA....................        558,620
    250,000     Hartford County
                Metropolitan District, GO
                6.70%, 10/01/09..................        303,283
    300,000     Meriden, GO
                5.75%, 10/15/04
                Insured: AMBAC...................        327,150
    580,000     Monroe, GO
                5.63%, 04/15/14
                Insured: FGIC....................        617,288
    370,000     Montville, GO
                5.30%, 12/01/09..................        412,343

  PAR VALUE                                              VALUE
 ----------                                           ---------

                CONNECTICUT (CONTINUED)

 $  500,000     New Canaan, GO
                4.75%, 02/01/18..................  $     504,540
  1,630,000     New Haven, Series A, GO
                5.00%, 11/01/05
                Insured: FGIC....................      1,763,171
  1,500,000     New Haven, GO
                5.38%, 02/15/11
                Insured: FGIC....................      1,620,390
    250,000     New Milford, GO
                5.50%, 08/01/08..................        279,293
    500,000     Norwich, GO
                Pre-refunded 09/15/04
                5.63%, 09/15/07..................        551,300
  1,100,000     Seymour, Lot B, GO
                5.25%, 08/01/15
                Insured: MBIA....................      1,173,337
    225,000     South Central Regional
                Water Authority Water System, Series 11
                5.75%, 08/01/12
                Insured: FGIC....................        240,824
    175,000     South Central Regional
                Water Authority Water System, Series 12
                5.13%, 08/01/07
                Insured: FGIC....................        184,202
  1,300,000     Torrington, GO
                5.13%, 09/15/12
                Insured: FGIC....................      1,408,186
    100,000     Trumbull, GO
                6.00%, 05/15/04..................        108,495
  2,000,000     University of Connecticut, Series A, GO
                5.38%, 03/01/19
                Insured: MBIA....................      2,103,900
    100,000     West Hartford, GO
                6.00%, 05/01/07..................        113,776
  1,890,000     Westport, GO
                5.00%, 07/15/18..................      1,946,284
                                                   -------------
                                                      53,714,924
                                                   -------------

                PUERTO RICO - 5.62%

  1,000,000     Puerto Rico Commonwealth, GO
                6.00%, 07/01/16
                Insured: MBIA....................      1,189,380
  1,000,000     Puerto Rico Commonwealth
                Infrastructure Financing Authority
                Series A
                5.50%, 10/01/40..................      1,058,670
  1,000,000     Puerto Rico Municipal Finance Agency
                Series A, GO
                5.50%, 07/01/17
                Insured: FSA.....................      1,066,730
                                                   -------------
                                                       3,314,780
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     57,029,704
                                                   -------------
                (Cost $53,690,947)

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL BOND FUND

OCTOBER 31, 2001


    SHARES                                                VALUE
  ---------                                           ---------

INVESTMENT COMPANIES - 4.40%

  2,248,668     Dreyfus Tax-Exempt
                Cash Management Fund.............  $   2,248,668
    345,303     Federated Connecticut
                Municipal Cash Trust.............        345,303
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      2,593,971
                                                   -------------
                (Cost $2,593,971)

TOTAL INVESTMENTS - 101.03%......................     59,623,675
                                                   -------------
(Cost $56,284,918)

NET OTHER ASSETS AND LIABILITIES - (1.03)%.......       (605,584)
                                                   -------------
NET ASSETS - 100.00%.............................  $  59,018,091
                                                   =============

----------------------------------------
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
COP      Certificate of Participation
FGIC     Federal Guaranty Insurance Corp.
FHA      Federal Housing Authority
FSA      Financial Security Assurance Company
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Authority
MBIA     Municipal Bond Insurance Association
SP OB    Special Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 93.86%


                FLORIDA - 90.87%

 $1,000,000     Boca Raton, Water & Sewer
                Improvement Revenue Bond
                5.00%, 10/01/08..................  $   1,084,260
  1,195,000     Brevard County
                Constitutional Fuel Tax Revenue
                6.00%, 08/01/14
                Insured: FSA.....................      1,382,962
    100,000     Brevard County, Housing &
                Finance Authority, Series B
                7.00%, 03/01/13
                Insured: FSA.....................        102,438
  1,025,000     Broward County, Series A, GO
                5.25%, 01/01/14..................      1,099,149
  1,000,000     Broward County, Series B, GO
                5.00%, 01/01/07..................      1,075,040
    895,000     Cape Coral, SP OB, Water Improvement
                6.38%, 06/01/09
                Insured: FSA.....................        935,221
  1,000,000     Dade County, Aviation Authority
                Series A, AMT
                5.75%, 10/01/15
                Insured: MBIA....................      1,083,410
  1,850,000     Dade County, Series I, GO
                6.90%, 07/01/04
                Insured: AMBAC...................      2,050,244
    135,000     Dade County, Housing & Finance
                Authority, Single Family Mortgage Revenue
                Series D
                6.95%, 12/15/12
                Insured: FSA.....................        137,944
  2,140,000     Dade County, School Board COP
                Series A
                Pre-refunded 05/01/04
                5.75%, 05/01/09
                Insured: MBIA....................      2,328,020
  1,000,000     Dade County, School Board COP
                Series B
                Pre-refunded 08/01/06
                5.70%, 08/01/16
                Insured: AMBAC...................      1,123,770
  1,000,000     Dade County, School Board COP
                Series B
                Pre-refunded 08/01/06
                5.60%, 08/01/26
                Insured: AMBAC...................      1,119,390
  1,000,000     Dade County, School District, GO
                6.00%, 07/15/06
                Insured: MBIA....................      1,121,100
  1,000,000     Dade County, Water & Sewer System
                6.25%, 10/01/06
                Insured: FGIC....................      1,139,850
  1,000,000     Florida State Board of Education
                Capital Outlay, Public Education
                Series A, GO
                5.75%, 06/01/13..................      1,126,050

  PAR VALUE                                              VALUE
 ----------                                           ---------

                FLORIDA (CONTINUED)

 $1,250,000     Florida State Board of Education
                Capital Outlay, Public Education
                Series B, GO
                5.75%, 06/01/11
                Insured: MBIA....................  $   1,384,463
  1,000,000     Florida State Board of Education
                Capital Outlay, Series A, GO
                5.75%, 01/01/13..................      1,057,050
  2,000,000     Florida State Bond Finance Department
                Revenue, Environmental Protection
                Series 2000-A
                5.70%, 07/01/09
                Insured: AMBAC...................      2,215,980
  1,000,000     Florida State Bond Finance Department
                Revenue, Environmental Protection
                Series 2000-A
                5.50%, 07/01/12
                Insured: MBIA....................      1,081,590
  2,000,000     Florida State Bond Finance Department
                Revenue, Environmental Protection
                Series 2000-B
                5.50%, 07/01/08
                Insured: FSA.....................      2,223,020
  3,000,000     Florida State Department of
                Transportation-Right of Way, GO
                5.88%, 07/01/24
                Insured: MBIA....................      3,342,060
  1,775,000     Florida State Housing & Finance
                Authority, Homeowner Mortgages
                Series 1
                5.05%, 07/01/12
                Insured: MBIA....................      1,850,881
  1,945,000     Florida State Housing & Finance
                Authority, Plantation Colony Apartments
                Series B
                5.70%, 10/01/24
                Insured: FNMA....................      2,056,993
  2,200,000     Florida State Jacksonville Transportation
                Senior Lien, GO
                6.00%, 07/01/08..................      2,475,044
  1,000,000     Florida State Jacksonville Transportation
                Senior Lien, GO
                Pre-refunded 07/01/02
                6.40%, 07/01/22..................      1,038,820
  2,000,000     Florida State Turnpike Authority
                Revenue, Series A
                5.25%, 07/01/11
                Insured: FGIC....................      2,078,560
  1,000,000     Florida Water Pollution Control
                Financing Co.
                5.00%, 01/15/08..................      1,079,940
  1,390,000     Florida Water Pollution Control
                Financing Co.
                5.50%, 01/15/13..................      1,532,600
  2,000,000     Gainesville, Utilities System
                Authority Revenue, Series B
                5.50%, 10/01/13..................      2,134,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                FLORIDA (CONTINUED)

 $1,000,000     Gulf Breeze, Series C
                5.00%, 12/01/15
                Insured: FGIC....................  $   1,045,930
  1,300,000     Hillsborough County, IDA
                Allegheny Health Systems
                Pre-refunded 12/01/03
                6.38%, 12/01/12
                Insured: MBIA....................      1,409,876
  2,000,000     Hillsborough County, School Board COP
                Pre-refunded 07/01/04
                5.90%, 07/01/09
                Insured: MBIA....................      2,206,120
  2,000,000     Hillsborough County, School Board COP
                Master Lease Program
                Pre-refunded 07/01/05
                5.63%, 07/01/15
                Insured: AMBAC...................      2,225,140
  1,000,000     Hillsborough County Utilities Lien
                5.25%, 08/01/07
                Insured: AMBAC...................      1,095,120
  1,000,000     Indian Trace Community, Water
                Management, Series A-1
                5.50%, 05/01/07
                Insured: MBIA....................      1,093,260
  1,080,000     Jacksonville Electric Authority Water &
                Sewer Revenue, Series B
                5.50%, 10/01/05
                Insured: FGIC....................      1,182,535
  1,000,000     Jacksonville Sales Tax Revenue
                5.50%, 10/01/12
                Insured: FGIC....................      1,125,830
  1,000,000     Lee County, Series A
                5.75%, 10/01/11
                Insured: MBIA....................      1,146,330
  1,000,000     Lee County Transportation Facilities
                Series A
                5.25%, 10/01/06
                Insured: AMBAC...................      1,094,730
  1,000,000     Miami-Dade County
                Aviation Authority Revenue, Series A, AMT
                5.25%, 10/01/07
                Insured: FGIC....................      1,084,280
  2,000,000     Miami-Dade County School Board
                Series A
                5.50%, 05/01/10
                Insured: MBIA....................      2,227,840
  1,000,000     Orlando, Water & Electric Utilities
                Commission Revenue, Series A
                5.25%, 10/01/14..................      1,034,870
  1,500,000     Palm Beach County
                Criminal Justice Facilities Revenue
                5.38%, 06/01/09
                Insured: FGIC....................      1,660,395
  2,500,000     Reedy Creek, Improvements
                Series A, GO
                5.75%, 06/01/14
                Insured: MBIA....................      2,746,300
                                                   -------------
                                                      64,838,705
                                                   -------------

  PAR VALUE                                              VALUE
 ----------                                           ---------

                PUERTO RICO - 1.59%

 $1,000,000     Puerto Rico
                Municipal Finance Agency, Series A, GO
                5.50%, 08/01/09
                Insured: FSA.....................  $   1,134,510
                                                   -------------

                WYOMING - 1.40%

  1,000,000     Uinta County PCR
                Chevron U.S.A., Inc. Project
                2.00%, 12/01/22 (A)..............      1,000,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     66,973,215
                                                   -------------
                (Cost $63,528,830)

    SHARES
  ----------

INVESTMENT COMPANIES - 5.12%

    293,995     Dreyfus Tax-Exempt
                Cash Management Fund.............        293,995
  3,359,639     Federated Tax-Free Obligations Fund    3,359,639
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      3,653,634
                                                   -------------
                (Cost $3,653,634)

TOTAL INVESTMENTS - 98.98%.......................     70,626,849
                                                   -------------
(Cost $67,182,464)

NET OTHER ASSETS AND LIABILITIES - 1.02%.........        727,982
                                                   -------------
NET ASSETS - 100.00%.............................  $  71,354,831
                                                   =============

----------------------------------------
(A)      Variable Rate Bond. Rate shown reflects the rate in effect on
         October 31, 2001.
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private Activity obligations the interest on which is subject to the federal AMT for individuals.
COP      Certificates of Participation
FGIC     Federal Guaranty Insurance Corp.
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance Company
GO       General Obligation
IDA      Industrial Development Authority
PCR      Pollution Control Revenue
MBIA     Municipal Bond Insurance Association
SP OB    Special Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 96.80%

                ALASKA - 0.73%

 $1,000,000     North Slope Boro Capital Appreciation
                Series B, GO
                5.68%, 06/30/07 (A)
                Insured: MBIA....................  $     811,920
                                                   -------------

                CALIFORNIA - 1.34%

  1,500,000     Los Angeles Regional Airports
                Improvement Corp., Lease Revenue
                LAX Two Corp.
                2.05%, 12/01/25 (B)
                LOC: Societe Generale............      1,500,000
                                                   -------------

                MASSACHUSETTS - 91.07%

    300,000     Attleboro, GO
                5.20%, 07/01/02
                Insured: AMBAC...................        306,213
    250,000     Boston, GO
                5.25%, 10/01/05
                Insured: MBIA....................        271,827
    360,000     Boston, Series A, GO
                5.45%, 02/01/07
                Insured: AMBAC...................        377,568
    225,000     Boston, Series A, GO
                5.55%, 02/01/08
                Insured: AMBAC...................        237,164
  2,000,000     Boston, Series A, GO
                5.00%, 02/01/21
                Insured: FSA.....................      2,016,040
    200,000     Boston Water & Sewer Commission
                General Purpose, Senior Series A
                5.50%, 11/01/01
                Insured: FSA.....................        200,000
    230,000     Boston Water & Sewer Commission
                General Purpose, Senior Series A
                Pre-refunded 11/01/01
                7.00%, 11/01/18
                Insured: FGIC....................        234,600
    100,000     Brookline, GO
                5.60%, 09/01/10..................        104,446
    250,000     Deerfield, GO
                5.60%, 06/15/02..................        255,247
  2,015,000     Everett, GO
                6.00%, 12/15/11
                Insured: MBIA....................      2,365,691
    250,000     Franklin, GO
                5.50%, 11/15/02
                Insured: MBIA....................        258,855
  1,260,000     Groton-Dunstable
                Regional School District, GO
                5.00%, 10/15/21
                Insured: FSA.....................      1,272,386

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $2,385,000     Holden, GO, Municipal Purpose Loan
                5.75%, 03/01/18
                Insured: FGIC....................  $   2,599,411
    100,000     Kingston, GO
                5.70%, 08/01/07..................        103,962
    250,000     Lowell, GO
                6.05%, 04/01/11
                Insured: FSA.....................        276,180
    100,000     Lynn Water & Sewer Commission
                5.30%, 12/01/06
                Insured: FGIC....................        106,570
    130,000     Massachusetts Bay Transportation
                Authority, Series A
                6.00%, 03/01/12..................        134,291
    200,000     Massachusetts Bay Transportation
                Authority, Series A
                5.75%, 03/01/22..................        202,466
  1,000,000     Massachusetts Bay Transportation
                Authority, SP OB, Series A
                5.75%, 07/01/18..................      1,080,540
  2,000,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series A
                5.40%, 03/01/08..................      2,204,200
  1,000,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series B
                5.13%, 03/01/11..................      1,083,530
  1,000,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series D
                5.00%, 03/01/11..................      1,092,760
    750,000     Massachusetts Educational Financing
                Authority, Issue G, Series A, AMT
                5.15%, 12/01/15
                Insured: MBIA....................        774,165
  1,500,000     Massachusetts Educational Financing
                Authority, Issue G, Series C, AMT
                4.80%, 12/01/10
                Insured: MBIA....................      1,565,205
  4,000,000     Massachusetts State Capital Appreciation
                Federal Highway Note, Series A
                5.15%, 06/15/15 (A)..............      2,133,920
    250,000     Massachusetts State Consolidated
                Loan, GO, Series A
                5.75%, 02/01/15
                Insured: MBIA....................        275,120
  3,520,000     Massachusetts State Consolidated
                Loan, GO, Series A
                5.80%, 02/01/17..................      4,066,621
    250,000     Massachusetts State Consolidated
                Loan, GO, Series B
                5.10%, 07/01/03..................        261,715
  1,000,000     Massachusetts State Consolidated
                Loan, GO, Series C
                5.02%, 08/01/18 (A)..............        437,510

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $3,000,000     Massachusetts State Consolidated
                Loan, Series C, GO
                5.38%, 12/01/18..................  $   3,165,810
    100,000     Massachusetts State Convention
                Center Authority, Boston Common
                Parking Garage, Series A
                5.35%, 09/01/06..................        106,175
    100,000     Massachusetts State Convention
                Center Authority, Boston Common
                Parking Garage, Series A
                5.40%, 09/01/07..................        105,820
  2,000,000     Massachusetts State Development
                Finance Agency, Higher Education
                Smith College
                5.75%, 07/01/23..................      2,161,160
  1,200,000     Massachusetts State Development
                Finance Agency, Lease Revenue
                Visual & Performing Arts Project
                6.00%, 08/01/21..................      1,377,264
  1,010,000     Massachusetts State Development
                Finance Agency, Mount Holyoke College
                5.00%, 07/01/04..................      1,071,246
    370,000     Massachusetts State
                Federal Assisted Housing, GO
                6.00%, 02/01/08..................        408,624
    250,000     Massachusetts State, Series A, GO
                6.25%, 07/01/02..................        256,910
    250,000     Massachusetts State, Series A, GO
                6.25%, 07/01/04..................        273,595
    750,000     Massachusetts State, Series A, GO
                5.25%, 02/01/08..................        781,223
    200,000     Massachusetts State, Series B, GO
                5.30%, 11/01/05..................        218,114
    100,000     Massachusetts State, Series B, GO
                5.50%, 11/01/07..................        111,521
  1,000,000     Massachusetts State
                Grant Anticipation Notes, Series A
                5.50%, 06/15/14..................      1,089,820
  2,000,000     Massachusetts State HEFA
                Amherst College, Series G
                5.38%, 11/01/20..................      2,066,380
    400,000     Massachusetts State HEFA
                Beth Israel Hospital, Series G
                5.70%, 07/01/05
                Insured: AMBAC...................        416,128
  2,000,000     Massachusetts State HEFA
                Brandeis University, Series J
                5.00%, 10/01/26
                Insured: MBIA....................      1,999,900
  4,500,000     Massachusetts State HEFA
                Harvard University, Series DD
                5.00%, 07/15/35..................      4,499,685
  1,000,000     Massachusetts State HEFA
                Harvard University, Series P
                5.63%, 11/01/26..................      1,050,450

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $1,000,000     Massachusetts State HEFA
                Harvard University, Series P
                5.38%, 11/01/32..................  $   1,025,430
    100,000     Massachusetts State HEFA
                McLean Hospital Issue, Series C
                6.63%, 07/01/15
                Insured: FGIC....................        105,049
    250,000     Massachusetts State HEFA
                Medical Center of Central Massachusetts
                Series B
                6.00%, 07/01/02
                Insured: AMBAC...................        256,357
  1,110,000     Massachusetts State HEFA
                Northeastern University, Series G
                5.50%, 10/01/12
                Insured: MBIA....................      1,249,671
  1,435,000     Massachusetts State HEFA
                Partners Healthcare System, Series A
                5.38%, 07/01/17
                Insured: MBIA....................      1,489,932
    750,000     Massachusetts State HEFA
                Partners Healthcare System, Series C
                5.75%, 07/01/21..................        783,990
    100,000     Massachusetts State HEFA
                South Shore Hospital, Series E
                5.40%, 07/01/07
                Insured: MBIA....................        103,477
    325,000     Massachusetts State HEFA
                South Shore Hospital, Series E
                5.50%, 07/01/13
                Insured: MBIA....................        337,421
  2,000,000     Massachusetts State HEFA
                Tufts University, Series I
                5.50%, 02/15/36..................      2,093,000
  1,000,000     Massachusetts State HEFA
                University of Massachusetts, Series A
                5.88%, 10/01/29
                Insured: FGIC....................      1,093,560
    500,000     Massachusetts State HEFA
                Williams College, Series D
                5.40%, 07/01/05..................        530,755
  1,750,000     Massachusetts State HEFA
                Williams College, Series F
                5.50%, 07/01/26..................      1,813,735
    960,000     Massachusetts State HFA
                Single Family, Series 77, AMT
                5.95%, 06/01/25
                Insured: FSA.....................      1,002,067
  1,250,000     Massachusetts State IFA
                Belmont Hill School
                5.63%, 09/01/20..................      1,309,425
    400,000     Massachusetts State IFA
                Brooks School
                5.95%, 07/01/23..................        432,436
  1,000,000     Massachusetts State IFA
                Combined Jewish Philanthropies, Series A
                6.38%, 02/01/15
                Insured: AMBAC...................      1,089,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $1,000,000     Massachusetts State IFA
                Concord Academy
                5.50%, 09/01/27..................  $   1,003,070
  1,000,000     Massachusetts State IFA
                Groton School, Series A
                5.00%, 03/01/28..................      1,002,630
    250,000     Massachusetts State IFA
                Lesley College Project, Series A
                6.00%, 07/01/10
                Insured: Connie Lee..............        277,397
    300,000     Massachusetts State IFA
                Milton Academy, Series B
                5.30%, 09/01/08
                Insured: MBIA....................        316,659
    950,000     Massachusetts State IFA
                Nantucket Electric Co.
                Series A, AMT
                5.88%, 07/01/17
                Insured: AMBAC
                SPA: State Street Bank & Trust Co.     1,018,866
    500,000     Massachusetts State IFA
                Park School
                5.90%, 09/01/26..................        527,180
  2,000,000     Massachusetts State IFA
                Phillips Academy
                5.38%, 09/01/23..................      2,068,680
  1,210,000     Massachusetts State IFA
                Trustees Deerfield Academy
                5.00%, 10/01/23..................      1,216,219
  1,830,000     Massachusetts State IFA
                Tufts University, Series H
                5.50%, 02/15/13
                Insured: MBIA....................      2,048,831
  1,200,000     Massachusetts State IFA
                Wentworth Institute of Technology
                5.65%, 10/01/18..................      1,226,028
  1,300,000     Massachusetts State IFA
                Worcester Polytechnic Institute, Series 2
                5.25%, 09/01/14
                Insured: MBIA....................      1,380,327
    555,000     Massachusetts State Port Authority
                5.63%, 07/01/12..................        609,629
  2,000,000     Massachusetts State Port Authority
                Special Facilities Revenue, Delta Air
                Lines Inc. Project, Series A, AMT
                5.50%, 01/01/19..................      2,067,460
  1,000,000     Massachusetts State, SP OB and Revenue
                Consolidated Loan, Series A
                5.50%, 06/01/13..................      1,124,010
    200,000     Massachusetts State, SP OB and Revenue
                Series A
                6.00%, 06/01/13
                Insured: AMBAC...................        204,606
    250,000     Massachusetts State, SP OB and Revenue
                Series A
                Pre-refunded 06/01/04
                5.80%, 06/01/14..................        272,508

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $  250,000     Massachusetts State Turnpike Authority
                Series A
                5.00%, 01/01/13..................  $     270,548
  1,000,000     Massachusetts State Turnpike Authority
                Metropolitan Highway System
                Subordinated Series A
                5.13%, 01/01/09
                Insured: AMBAC...................      1,086,850
  1,500,000     Massachusetts State Turnpike Authority
                Metropolitan Highway System
                Subordinated, Series A
                5.00%, 01/01/39
                Insured: AMBAC...................      1,472,565
    250,000     Massachusetts State WPAT
                Pooled Loan Program, Series 1
                5.00%, 02/01/02..................        251,763
  2,000,000     Massachusetts State WPAT
                Pooled Loan Program, Series 5
                5.75%, 08/01/16..................      2,207,600
  2,000,000     Massachusetts State WPAT
                Pooled Loan Program, Series 7
                5.25%, 02/01/10..................      2,209,340
    225,000     Massachusetts State WPAT, Series A
                Prerefunded
                5.40%, 08/01/11..................        254,061
     25,000     Massachusetts State WPAT, Series A
                Unrefunded Balance
                5.40%, 08/01/11..................         28,143
    300,000     Massachusetts State WRA, Series A
                6.30%, 12/01/01..................        300,888
    190,000     Massachusetts State WRA, Series A
                Pre-refunded 07/15/02
                6.50%, 07/15/21..................        199,772
    300,000     Massachusetts State WRA, Series B
                5.88%, 11/01/04..................        315,681
  1,165,000     Massachusetts State WRA, Series B
                5.50%, 08/01/15
                Insured: FSA.....................      1,297,274
  1,000,000     Methuen, GO
                5.63%, 11/15/14
                Insured: FSA.....................      1,091,830
    200,000     Northampton, GO
                5.30%, 09/01/10
                Insured: AMBAC...................        210,412
  1,725,000     Plymouth, GO
                5.00%, 10/15/18
                Insured: MBIA....................      1,758,482
  2,500,000     Route 3 North Transportation
                Improvement Municipal Securities
                Association Lease Revenue
                5.38%, 06/15/33
                Insured: MBIA
                SPA: State Street Bank & Trust Co.     2,580,700
    150,000     Salem, GO
                5.80%, 07/15/06
                Insured: AMBAC...................        156,329

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $  100,000     Salem, GO
                5.90%, 07/15/07
                Insured: AMBAC...................  $     104,288
    200,000     Sandwich, GO
                5.40%, 11/01/07
                Insured: AMBAC...................        212,970
  1,000,000     Southeastern Massachusetts
                University Building Authority, Series A
                5.75%, 05/01/16
                Insured: AMBAC...................      1,064,420
  1,000,000     Springfield, Municipal Purpose Loan, GO
                6.00%, 10/01/16..................      1,132,950
  1,000,000     Springfield, Municipal Purpose Loan, GO
                5.00%, 11/15/18..................      1,018,900
    250,000     University of Lowell
                Building Authority Fifth, Series A
                6.75%, 11/01/03
                Insured: AMBAC...................        271,660
    200,000     University of Massachusetts
                Building Authority, Series A
                5.50%, 05/01/03
                Insured: MBIA....................        209,434
  3,125,000     Wilmington, GO
                5.00%, 06/15/08..................      3,389,813
                                                   -------------
                                                     101,634,256
                                                   -------------

                PUERTO RICO - 2.54%

    500,000     Puerto Rico Commonwealth
                Aqueduct & Sewer Authority
                6.00%, 07/01/09
                Insured: MBIA....................        585,115
  1,000,000     Puerto Rico Electric Power Authority
                Series BB
                6.00%, 07/01/12
                Insured: MBIA....................      1,187,370
  1,000,000     Puerto Rico
                Municipal Finance Agency
                Series A, GO
                5.50%, 07/01/17
                Insured: FSA.....................      1,066,730
                                                   -------------
                                                       2,839,215
                                                   -------------

                TEXAS - 1.12%

  1,250,000     Lone Star Airport Improvement Authority
                American Airlines, Inc., Series B-2
                2.05%, 12/01/14 (B)
                LOC: Royal Bank of Canada........      1,250,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    108,035,391
                                                   -------------
                (Cost $102,864,005)

    SHARES                                              VALUE
  ---------                                           ---------

INVESTMENT COMPANIES - 2.97%

  2,818,333     Dreyfus Tax-Exempt
                Cash Management Fund.............  $   2,818,333
    491,735     Federated Massachusetts
                Municipal Cash Trust.............        491,735
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      3,310,068
                                                   -------------
                (Cost $3,310,068)

TOTAL INVESTMENTS - 99.77%.......................    111,345,459
                                                   -------------
(Cost $106,174,073)

NET OTHER ASSETS AND LIABILITIES - 0.23%.........        258,477
                                                   -------------
NET ASSETS - 100.00%.............................  $ 111,603,936
                                                   =============

-----------------------------------------
(A) Zero Coupon Bond. Rate shown reflects the effective yield to maturity at time of purchase.
(B) Variable rate bond. Rate shown reflects the rate in effect on October 31, 2001.
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
FGIC     Federal Guaranty Insurance Corp.
FSA      Financial Security Assurance Company
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Housing Finance Agency
IFA      Industrial Finance Agency
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
SP OB    Special Obligation
SPA      Stand-by Purchase Agreement
WPAT     Water Pollution Abatement Trust
WRA      Water Resource Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 98.64%

                DELAWARE - 1.27%

 $1,000,000     Delaware River & Bay Authority
                5.35%, 01/01/14
                Insured: FGIC....................  $   1,057,450
    250,000     Delaware River & Bay Authority, Series A
                5.40%, 01/01/14
                Insured: AMBAC...................        271,040
                                                   -------------
                                                       1,328,490
                                                   -------------

                ILLINOIS - 1.29%

  3,000,000     Illinois State Dedicated Tax Capital
                Appreciation, Civic Center, Series B
                3.45%, 12/15/17 (A)
                Insured: AMBAC...................      1,353,870
                                                   -------------

                NEW JERSEY - 89.11%

    400,000     Atlantic County, Improvement Authority
                Luxury Tax Revenue Convention Center
                7.38%, 07/01/10
                Insured: MBIA....................        471,340
    500,000     Bayonne Municipal Utilities Authority
                Water System
                5.00%, 01/01/12
                Insured: MBIA....................        530,375
    500,000     Bergen County Utilities Authority, Series A
                6.10%, 06/15/04
                Insured: FGIC....................        543,620
    700,000     Burlington County, GO
                5.20%, 10/01/07..................        720,580
  1,570,000     Burlington County
                General Improvement, Series A, GO
                5.00%, 10/01/08
                Insured: AMBAC...................      1,709,290
    200,000     Camden County, Series A, GO
                5.00%, 02/01/04
                Insured: FGIC....................        210,590
    800,000     Cape May County, Municipal
                Utilities Authority, Solid Waste Revenue
                5.00%, 08/01/03
                Insured: AMBAC...................        837,704
    500,000     Chathams District Board of Education, GO
                5.00%, 01/15/20
                Insured: MBIA....................        506,955
    500,000     Cherry Hill Township, Series A, GO
                5.25%, 07/15/19
                Insured: FGIC....................        516,245
    500,000     Cherry Hill Township, Series B, GO
                5.25%, 07/15/11..................        554,880
    300,000     Edison Township, GO
                4.80%, 01/01/05
                Insured: AMBAC...................        317,523
    250,000     Elizabeth Board of Education, GO
                7.00%, 03/15/04
                Insured: MBIA....................        275,022

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY (CONTINUED)

 $  200,000     Essex County, GO
                4.75%, 07/15/07
                Insured: MBIA....................  $     214,612
    500,000     Essex County, Improvement Authority
                Lease Revenue, County Correctional
                Facility Project
                5.25%, 10/01/11
                Insured: FGIC....................        553,130
    345,000     Essex County, Improvement Authority
                Lease Revenue, County Jail &
                Youth House Projects
                6.50%, 12/01/06
                Insured: AMBAC...................        386,583
    250,000     Essex County, Improvement Authority
                Lease Revenue, County Jail &
                Youth House Projects
                5.00%, 12/01/08
                Insured: AMBAC...................        270,137
    250,000     Essex County, Utilities Authority
                Solid Waste Revenue, Series A
                5.00%, 04/01/04
                Insured: FSA.....................        264,617
    500,000     Evesham Township
                General Improvement, Series A, GO
                5.00%, 09/15/12
                Insured: FGIC....................        525,870
    400,000     Flemington Raritan
                Regional School District, GO
                5.70%, 02/01/15
                Insured: FGIC....................        456,052
    400,000     Franklin Township, GO
                5.60%, 11/01/05..................        420,044
    235,000     Freehold Township
                Board of Education, GO
                5.38%, 07/15/10
                Insured: FSA.....................        254,152
    500,000     Gloucester County, GO
                5.00%, 09/01/03..................        524,580
    500,000     Greenwich Township
                Board of Education, GO
                5.00%, 01/15/13
                Insured: FSA.....................        523,530
    800,000     Greenwich Township
                Board of Education, GO
                5.00%, 01/15/14
                Insured: FSA.....................        831,888
    500,000     Hackensack, GO
                4.90%, 03/15/09..................        539,000
    130,000     Hackensack, Meadowlands
                Development Commission
                7.13%, 06/01/02..................        131,335
    500,000     Hackettstown, Municipal
                Utilities Authority, Series F
                5.05%, 10/01/04
                Insured: FGIC....................        532,430
    500,000     Hopewell Valley
                Regional School District, GO
                5.00%, 08/15/14
                Insured: FGIC....................        526,830

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY (CONTINUED)

 $  500,000     Jersey City, GO
                5.50%, 03/15/14
                Insured: MBIA....................  $     538,890
    600,000     Kearny, GO
                5.25%, 02/15/08
                Insured: FGIC....................        657,270
     50,000     Lenape Regional
                High School District, GO
                5.00%, 04/01/12
                Insured: FGIC....................         52,407
    500,000     Lindenwold Borough School District, GO
                5.20%, 06/01/25
                Insured: FSA.....................        510,960
    250,000     Mercer County Improvement Authority
                Youth Center, Series B
                5.00%, 02/15/14
                Insured: FGIC....................        261,137
    500,000     Middlesex County, COP
                5.00%, 08/01/12..................        536,635
    250,000     Middlesex County, COP
                5.50%, 08/01/17
                Insured: MBIA....................        268,908
    500,000     Middlesex County, GO
                5.00%, 10/01/05..................        540,800
    500,000     Middlesex County, GO
                5.00%, 10/01/09..................        547,415
    400,000     Middlesex County Improvement Authority
                Senior Citizens Housing Project
                5.20%, 09/01/02..................        402,604
    400,000     Middlesex County Utilities Authority
                Sewer Revenue, Series A
                5.00%, 12/01/12
                Insured: FGIC....................        424,064
    500,000     Middletown Township
                Board of Education, GO
                5.00%, 08/01/27
                Insured: FSA.....................        503,480
  1,380,000     Monmouth County Improvement Authority
                Capital Equipment Pooled Lease
                4.50%, 10/01/06..................      1,467,257
     50,000     Monmouth County Improvement Authority
                Governmental Loan
                5.50%, 12/01/07
                Insured: AMBAC...................         55,861
    250,000     Monmouth County Improvement Authority
                Governmental Loan
                5.00%, 12/01/08
                Insured: MBIA....................        271,515
    500,000     Monmouth County Improvement Authority
                Governmental Loan
                5.00%, 12/01/12
                Insured: AMBAC...................        536,925
    850,000     Monmouth County Improvement Authority
                Governmental Loan
                5.45%, 07/15/13
                Insured: FSA.....................        917,099

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY (CONTINUED)

 $  500,000     Monmouth County Improvement Authority
                Governmental Loan
                5.13%, 12/01/16
                Insured: MBIA....................  $     518,120
    100,000     Morristown, GO
                5.15%, 02/01/09
                Insured: FSA.....................        107,590
    500,000     New Brunswick Parking Authority
                5.00%, 01/01/20
                Insured: FGIC....................        504,450
    250,000     New Jersey Building Authority
                State Building Revenue
                6.00%, 06/15/07..................        282,802
    600,000     New Jersey Building Authority
                State Building Revenue
                5.00%, 06/15/10..................        646,086
    500,000     New Jersey Building Authority
                State Building Revenue
                4.75%, 06/15/17..................        503,790
  1,000,000     New Jersey Building Authority
                State Building Revenue
                5.00%, 06/15/18..................      1,020,890
    300,000     New Jersey EDA Hillcrest Health
                Service System Project
                5.00%, 01/01/07
                Insured: AMBAC...................        322,218
  1,000,000     New Jersey EDA Lease Revenue
                Bergen County Administration Complex
                4.55%, 11/15/10
                Insured: MBIA....................      1,052,910
    315,000     New Jersey EDA Lease Revenue
                International Center For
                Public Health Project
                5.50%, 06/01/09
                Insured: AMBAC...................        351,257
    500,000     New Jersey EDA Revenue School Facilities
                Construction, Series A
                5.50%, 06/15/12
                Insured: AMBAC...................        564,310
    250,000     New Jersey EDA Revenue
                State Office Buildings
                5.25%, 06/15/08
                Insured: AMBAC...................        274,685
    200,000     New Jersey EDA School Facilities
                Construction, Series A
                5.25%, 06/15/18
                Insured: AMBAC...................        209,048
    350,000     New Jersey Environmental
                Infrastructure Trust, Environmental
                Infrastructure, Series A
                5.00%, 09/01/14..................        371,007
  1,000,000     New Jersey Environmental Infrastructure
                Trust, Series A
                5.25%, 09/01/20..................      1,045,920
  1,000,000     New Jersey Environmental Infrastructure
                Trust Wastewater Treatment
                5.00%, 09/01/10..................      1,070,670

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY (CONTINUED)

 $1,000,000     New Jersey Environmental Infrastructure
                Trust Wastewater Treatment
                5.00%, 09/01/14..................  $   1,045,040
    400,000     New Jersey Environmental Infrastructure
                Trust Wastewater Treatment
                5.00%, 09/01/17..................        410,916
    500,000     New Jersey Environmental Infrastructure
                Trust Wastewater Treatment, Series D
                5.00%, 05/01/11..................        539,645
    450,000     New Jersey Environmental Infrastructure
                Trust Wastewater Treatment, Series G
                5.00%, 04/01/11
                Insured: FGIC....................        485,361
    500,000     New Jersey Environmental Infrastructure
                Trust Wastewater Treatment, Series G
                5.00%, 04/01/12
                Insured: FGIC....................        534,640
    500,000     New Jersey Health Care Facilities
                Hackensack University Medical Center
                5.70%, 01/01/11..................        549,780
    500,000     New Jersey Health Care Facilities
                Hackensack University Medical Center
                5.88%, 01/01/15..................        533,680
    500,000     New Jersey Health Care Facilities
                Hackensack University Medical Center
                Series A
                5.00%, 01/01/18
                Insured: MBIA....................        509,910
    500,000     New Jersey Health Care Facilities
                Kennedy Health System, Series A
                5.20%, 07/01/18
                Insured: MBIA....................        514,270
    300,000     New Jersey Health Care Facilities
                Medical Center at Princeton
                5.13%, 07/01/18
                Insured: AMBAC...................        308,964
    380,000     New Jersey Sports & Exposition Authority
                8.30%, 01/01/03
                Insured: State Guaranty..........        406,152
  2,000,000     New Jersey Sports & Exposition Authority
                Monmouth Park, Series A
                Pre-refunded 01/01/05
                8.00%, 01/01/25..................      2,343,200
    500,000     New Jersey Sports & Exposition Authority
                Series C
                5.00%, 03/01/11..................        542,615
  1,000,000     New Jersey State COP, Series A
                5.00%, 06/15/13
                Insured: AMBAC...................      1,045,170
    500,000     New Jersey State COP, Series A
                5.00%, 06/15/14
                Insured: AMBAC...................        520,045
    250,000     New Jersey State EFA Capital
                Improvement Fund, Series A
                5.00%, 09/01/03..................        262,337
  2,855,000     New Jersey State EFA
                Dorm Safety Trust, Series A
                5.00%, 03/01/15..................      2,982,447

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY (CONTINUED)

 $  700,000     New Jersey State EFA Higher Education
                Facilities Trust Fund, Series A
                5.13%, 09/01/06
                Insured: AMBAC...................  $     763,007
    500,000     New Jersey State EFA Higher Education
                Facilities Trust Fund, Series A
                5.13%, 09/01/10
                Insured: AMBAC...................        532,180
  1,285,000     New Jersey State EFA
                Montclair State University, Series C
                5.38%, 07/01/08
                Insured: AMBAC...................      1,400,868
  2,000,000     New Jersey State EFA
                Montclair State University, Series F
                4.75%, 07/01/24
                Insured: FGIC....................      1,955,400
  1,750,000     New Jersey State EFA
                New Jersey Institute of Technology
                Series G
                4.75%, 07/01/31
                Insured: MBIA....................      1,690,483
  1,000,000     New Jersey State EFA
                Princeton University, Series B
                5.13%, 07/01/19..................      1,029,590
    250,000     New Jersey State EFA
                Rowan University, Series B
                5.25%, 07/01/19
                Insured: FGIC....................        258,590
    500,000     New Jersey State EFA
                Seton Hall University Project, Series A
                4.25%, 07/01/07
                Insured: AMBAC...................        522,990
    200,000     New Jersey State EFA
                Seton Hall University Project, Series A
                5.25%, 07/01/16
                Insured: AMBAC...................        211,792
    200,000     New Jersey State EFA
                Stevens Institute of Technology, Series I
                5.00%, 07/01/09..................        214,324
    250,000     New Jersey State EFA
                Stevens Institute of Technology, Series I
                5.00%, 07/01/28..................        243,870
    250,000     New Jersey State EFA
                University of Medicine & Dentistry
                5.00%, 12/01/07
                Insured: AMBAC...................        267,265
    500,000     New Jersey State EFA
                William Patterson University, Series A
                5.38%, 07/01/21
                Insured: FGIC....................        519,775
  4,000,000     New Jersey State, Series D, GO
                5.75%, 02/15/06..................      4,424,760
  4,000,000     New Jersey State, Series H, GO
                5.25%, 07/01/16..................      4,359,640
    500,000     New Jersey State Highway Authority
                Garden State Parkway
                6.20%, 01/01/10..................        581,165

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY (CONTINUED)

 $  300,000     New Jersey State Highway Authority
                Garden State Parkway
                5.60%, 01/01/17
                Insured: FGIC....................  $     325,458
  1,000,000     New Jersey State Highway Authority
                Garden State Parkway, GO
                6.00%, 01/01/19..................      1,153,150
    220,000     New Jersey State HMFA
                Home Buyer, Series G
                4.63%, 04/01/15
                Insured: MBIA....................        223,216
    500,000     New Jersey State HMFA
                Home Buyer, Series N
                5.20%, 04/01/06
                Insured: MBIA....................        530,005
     95,000     New Jersey State HMFA
                Home Buyer, Series O, AMT
                5.80%, 10/01/20
                Insured: MBIA....................         95,426
    275,000     New Jersey State HMFA, Series 1
                6.00%, 11/01/02
                Insured: HUD.....................        281,749
    520,000     New Jersey State HMFA, Series A
                6.40%, 05/01/02
                Insured: HUD.....................        528,845
    325,000     New Jersey State HMFA
                Multi-Family Housing, Series A
                5.30%, 05/01/06
                Insured: AMBAC...................        345,911
    250,000     New Jersey State HMFA
                Multi-Family Housing, Series B
                6.05%, 11/01/17
                Insured: FSA.....................        268,905
    400,000     New Jersey State HMFA
                Multi-Family Housing, Series E2
                5.75%, 11/01/25
                Insured: FSA.....................        420,996
    400,000     New Jersey State HMFA Multi-Family
                Housing, Presidential Plaza Project
                6.30%, 05/01/02
                Insured: FHA.....................        406,612
    400,000     New Jersey State TTFA
                Transportation System, Series A
                5.00%, 06/15/06..................        432,408
    250,000     New Jersey State TTFA
                Transportation System, Series A
                5.50%, 06/15/09..................        279,777
    750,000     New Jersey State TTFA
                Transportation System, Series A
                5.50%, 06/15/11
                Insured: MBIA....................        810,210
    400,000     New Jersey State TTFA
                Transportation System, Series A
                5.63%, 06/15/12..................        455,736

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY (CONTINUED)

 $  500,000     New Jersey State TTFA
                Transportation System, Series A
                5.00%, 06/15/15..................  $     514,750
  1,000,000     New Jersey State TTFA
                Transportation System, Series A
                5.75%, 06/15/15..................      1,145,950
  1,000,000     New Jersey State TTFA
                Transportation System, Series A
                5.00%, 06/15/18
                Insured: FSA.....................      1,018,540
  1,000,000     New Jersey State TTFA
                Transportation System, Series A
                4.50%, 06/15/19
                Insured: FSA.....................        965,720
  1,850,000     New Jersey State TTFA
                Transportation System, Series B
                5.20%, 06/15/06
                Insured: MBIA....................      2,014,151
    225,000     New Jersey State Turnpike Authority
                10.38%, 01/01/03.................        236,534
    295,000     New Jersey State Turnpike Authority
                Series A
                5.75%, 01/01/19
                Insured: MBIA....................        320,759
    500,000     New Jersey State Turnpike Authority
                Series A
                5.50%, 01/01/30
                Insured: MBIA....................        524,390
    450,000     New Jersey Wastewater Treatment Trust
                Series A
                5.00%, 09/01/06..................        488,003
    370,000     Newark Board of Education, GO
                5.88%, 12/15/11
                Insured: MBIA....................        406,242
    750,000     North Brunswick Township
                Board of Education Revenue, GO
                5.00%, 02/01/10
                Insured: FGIC....................        799,613
  1,000,000     North Brunswick Township, GO
                5.00%, 05/15/12
                Insured: FGIC....................      1,057,180
    500,000     North Jersey District Water Supply
                Wanaque North Project, Series A
                5.00%, 11/15/10
                Insured: MBIA....................        536,310
    400,000     Ocean County, General Improvement, GO
                5.30%, 12/01/06..................        441,592
  1,000,000     Ocean County, Utilities Authority
                Wastewater Revenue, GO
                5.25%, 01/01/18..................      1,046,420
    250,000     Ocean Township School District, GO
                Pre-refunded 06/01/04
                5.40%, 06/01/15
                Insured: MBIA....................        267,690

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY (CONTINUED)

 $  500,000     Old Tappan Board of Education, GO
                5.10%, 04/01/18
                Insured: FGIC....................  $     511,485
    500,000     Parsippany-Troy Hills Township, GO
                5.00%, 12/01/15
                Insured: MBIA....................        520,870
    500,000     Pleasantville School District, GO
                5.00%, 02/15/11
                Insured: MBIA....................        531,480
     50,000     Plumsted Township
                Board of Education, GO
                5.00%, 03/01/14
                Insured: FGIC....................         51,742
  1,000,000     Port Authority of New York & New Jersey
                One Hundred Fourth Series
                5.20%, 07/15/17
                Insured: AMBAC...................      1,020,610
    500,000     Randolph Township School District, GO
                5.00%, 08/01/15
                Insured: FGIC....................        517,890
    500,000     Rutgers State University, Series U, GO
                5.00%, 05/01/14..................        522,560
    200,000     Secaucus Municipal Utilities Authority
                Sewer Revenue, Series A
                5.65%, 12/01/04..................        218,082
    385,000     Secaucus Municipal Utilities Authority
                Sewer Revenue, Series A
                5.75%, 12/01/05..................        423,589
  1,055,000     Southeast Morris County, Municipal
                Utilities Authority Water Revenue
                5.00%, 01/01/10
                Insured: MBIA....................      1,143,789
  1,145,000     Summit, GO
                5.25%, 06/01/14..................      1,262,649
  1,205,000     Summit, GO
                5.25%, 06/01/16..................      1,314,281
    250,000     Trenton, GO
                5.70%, 03/01/19
                Insured: FGIC....................        270,162
    250,000     Union County, General Improvement, GO
                5.13%, 02/01/16..................        261,880
    125,000     Union County, Improvement Authority
                Revenue, Guaranteed Lease
                Educational Services Commission
                5.05%, 03/01/08..................        134,988
    300,000     Vernon Township School District
                Board of Education, GO
                5.38%, 12/01/19
                Insured: FGIC....................        313,257
    300,000     Wanaque Valley, Regional Sewer Authority
                Series B
                5.10%, 09/01/03
                Insured: AMBAC...................        315,336
    225,000     Warren County, Municipal Utilities
                Authority, Wastewater Revenue
                5.05%, 12/01/04
                Insured: County Guaranty.........        238,226

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW JERSEY (CONTINUED)

 $  250,000     Washington Township, Board of
                Education, Gloucester County, GO
                5.00%, 02/01/06
                Insured: MBIA....................  $     268,928
    400,000     West Deptford Township, GO
                5.50%, 09/01/20
                Insured: FGIC....................        424,052
    250,000     West Orange Board of Education, COP
                5.63%, 10/01/29
                Insured: MBIA....................        266,160
    500,000     West Windsor Plainsboro
                Regional School District, GO
                5.50%, 12/01/14
                Insured: FGIC....................        535,445
                                                   -------------
                                                      93,407,474
                                                   -------------

                PENNSYLVANIA - 5.17%

  1,000,000     Delaware River Port Authority of
                Pennsylvania & New Jersey
                5.40%, 01/01/13
                Insured: FGIC....................      1,062,090
  4,000,000     Delaware River Port Authority of
                Pennsylvania & New Jersey, Series B
                5.25%, 01/01/09
                Insured: AMBAC...................      4,360,200
                                                   -------------
                                                       5,422,290
                                                   -------------

                PUERTO RICO - 1.80%

    250,000     Puerto Rico Commonwealth, GO
                6.00%, 07/01/16
                Insured: MBIA....................        297,345
    250,000     Puerto Rico Commonwealth, GO
                5.00%, 07/01/27
                Insured: FSA.....................        252,785
     50,000     Puerto Rico Electric Power Authority
                Series AA
                5.25%, 07/01/17
                Insured: MBIA....................         52,436
    250,000     Puerto Rico Electric Power Authority
                Series DD
                5.25%, 07/01/15
                Insured: FSA.....................        266,880
  1,000,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control Facilities
                Inter American University, Series A
                5.00%, 10/01/22
                Insured: MBIA....................      1,015,030
                                                   -------------
                                                       1,884,476
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    103,396,600
                                                   -------------
                (Cost $99,174,349)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

OCTOBER 31, 2001

    SHARES                                              VALUE
  ---------                                           ---------

INVESTMENT COMPANIES - 1.37%

    102,256     Dreyfus Tax-Exempt
                Cash Management Fund.............  $     102,256
  1,340,538     Federated Tax-Free Obligations Fund    1,340,538
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      1,442,794
                                                   -------------
                (Cost $1,442,794)

TOTAL INVESTMENTS - 100.01%......................    104,839,394
                                                   -------------
(Cost $100,617,143)

NET OTHER ASSETS AND LIABILITIES - (0.01)%.......        (12,520)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 104,826,874
                                                   =============

----------------------------------------
(A) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
COP      Certificate of Participation
EDA      Economic Development Authority
EFA      Educational Facilities Authority
FGIC     Federal Guaranty Insurance Corp.
FHA      Federal Housing Authority
FSA      Financial Security Assurance Company
GO       General Obligation
HMFA     Housing and Mortgage Finance Agency
HUD      Housing and Urban Development
MBIA     Municipal Bond Insurance Association
TTFA     Transportation Trust Fund Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 99.91%

                MASSACHUSETTS - 3.23%

 $3,000,000     Massachusetts State
                Consolidated Loan, Series C, GO
                5.00%, 12/01/10..................  $   3,269,190
                                                   -------------

                NEW YORK - 94.66%

  1,000,000     Albany County, GO
                5.50%, 06/01/08
                Insured: FGIC....................      1,071,410
  1,000,000     Albany County Airport Authority, AMT
                5.38%, 12/15/17
                Insured: FSA.....................      1,031,420
    100,000     Canandaigua City School District, GO
                6.50%, 06/01/10
                Insured: AMBAC...................        119,673
  2,000,000     Dutchess County New York
                Industrial Development Agency, IDR
                IBM Project, AMT
                5.45%, 12/01/29..................      2,214,320
  1,250,000     Hempstead Town New York, Industrial
                Development Agency, Resource Recovery
                American Ref-Fuel Co. Project
                5.00%, 12/01/10..................      1,296,712
  2,000,000     Long Island Power Authority
                Electric Systems Revenue, Series A
                5.50%, 12/01/13
                Insured: FSA.....................      2,256,320
  1,000,000     Longwood Central School District
                Suffolk County, GO
                4.50%, 06/15/05
                Insured: MBIA....................      1,057,620
  1,000,000     Metropolitan Transportation Authority
                Dedicated Tax Fund, Series A
                5.50%, 04/01/16
                Insured: MBIA....................      1,057,790
  2,000,000     Metropolitan Transportation Authority
                Dedicated Tax Fund, Series A
                5.00%, 04/01/23
                Insured: FGIC....................      2,010,820
  2,000,000     Metropolitan Transportation Authority
                Transportation Facilities Revenue, Series A
                6.00%, 07/01/19..................      2,170,760
    900,000     Monroe County, Public Improvement, GO
                Pre-refunded 06/01/04
                6.10%, 06/01/14
                Insured: AMBAC...................      1,000,692
     25,000     Monroe County, Public Improvement, GO
                Unrefunded Balance
                6.10%, 03/01/09
                Insured: MBIA....................         25,653
  1,000,000     Monroe County New York Water Authority
                Water Revenue
                5.25%, 08/01/36..................      1,018,000

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW YORK (CONTINUED)

 $1,000,000     Monroe Woodbury
                Central School District, GO
                5.63%, 05/15/18
                Insured: MBIA....................  $   1,058,950
  3,000,000     Municipal Assistance Corporation
                for New York City, Series I
                6.25%, 07/01/06..................      3,399,630
  1,500,000     Municipal Assistance Corporation
                for New York City, Series L
                6.00%, 07/01/08..................      1,708,440
    500,000     New Castle, Public Improvement, GO
                Pre-refunded 09/15/02
                5.88%, 09/15/09..................        522,560
  2,060,000     New York City
                Capital Appreciation, Series F, GO
                4.59%, 08/01/08 (A)
                Insured: MBIA....................      1,601,609
  3,500,000     New York City
                Capital Appreciation, Series G, GO
                4.65%, 08/01/08 (A)
                Insured: MBIA....................      2,721,180
  1,000,000     New York City, Series 1, GO
                6.00%, 04/15/09..................      1,105,010
  1,000,000     New York City, Series F, GO
                5.00%, 08/01/09..................      1,059,100
  1,000,000     New York City Industrial Development
                Agency, Civic Facility Trinity Episcopal
                School Corp. Project
                5.25%, 06/15/17
                Insured: MBIA....................      1,034,800
  1,000,000     New York City MWFA, Water &
                Sewer System
                5.50%, 06/15/33..................      1,043,160
  2,000,000     New York City MWFA, Water &
                Sewer System, Series A
                5.13%, 06/15/15..................      2,068,380
  1,000,000     New York City MWFA, Water &
                Sewer System, Series A
                6.00%, 06/15/17..................      1,034,590
  1,000,000     New York City MWFA, Water &
                Sewer System, Series A
                5.75%, 06/15/18
                Insured: AMBAC...................      1,031,840
    750,000     New York City MWFA, Water &
                Sewer System, Series B
                5.75%, 06/15/13
                Insured: FGIC....................        752,242
  1,000,000     New York City MWFA, Water &
                Sewer System, Series B
                5.75%, 06/15/26
                Insured: MBIA....................      1,062,200
  1,725,000     New York City MWFA, Water &
                Sewer System, Series C
                5.00%, 06/15/21
                Insured: FGIC....................      1,730,693

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW YORK (CONTINUED)

 $  500,000     New York City MWFA, Water &
                Sewer System Revenue, Series G
                1.95%, 06/15/24 (B)
                Insured: FGIC
                SPA: FGIC-SPI....................  $     500,000
  3,000,000     New York City Transitional Finance
                Authority, Future Revenue, Series C
                5.50%, 11/01/29..................      3,113,820
  2,000,000     New York City Trust for Cultural
                Resources, Revenue American
                Museum of Natural History, Class A
                5.60%, 04/01/18
                Insured: MBIA....................      2,101,480
  1,000,000     New York State, GO
                Pre-refunded 11/15/02
                6.13%, 11/15/10..................      1,052,600
  2,000,000     New York State, Series A, GO
                6.50%, 07/15/06..................      2,285,440
  1,685,000     New York State Dormitory Authority
                4201 Schools Program
                6.25%, 07/01/20..................      1,878,842
  2,000,000     New York State Dormitory Authority
                City University System Consolidated
                2nd Generation, Series A
                6.13%, 07/01/13
                Insured: AMBAC...................      2,335,220
  2,000,000     New York State Dormitory Authority
                Columbia University
                5.00%, 07/01/18..................      2,035,020
  3,525,000     New York State Dormitory Authority
                Fordham University
                5.00%, 07/01/28
                Insured: MBIA....................      3,514,460
  1,175,000     New York State Dormitory Authority
                Mount Sinai School of Medicine, Series B
                5.70%, 07/01/11
                Insured: MBIA....................      1,329,595
  1,205,000     New York State Dormitory Authority
                New York University, Series 1
                5.50%, 07/01/15
                Insured: AMBAC...................      1,347,805
    900,000     New York State Dormitory Authority
                New York University, Series 2
                5.50%, 07/01/21
                Insured: AMBAC...................        944,613
  1,000,000     New York State Dormitory Authority
                New York University, Series A
                6.00%, 07/01/17
                Insured: MBIA....................      1,159,820
  2,000,000     New York State Dormitory Authority
                New York University, Series A
                5.75%, 07/01/20
                Insured: MBIA....................      2,240,220
  1,000,000     New York State Dormitory Authority
                State University Dormitory Facilities
                Series A
                6.00%, 07/01/30..................      1,099,690

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW YORK (CONTINUED)

 $2,000,000     New York State Dormitory Authority
                State University Educational Facilities
                Series A
                5.25%, 05/15/15..................  $   2,169,760
  1,125,000     New York State Dormitory Authority
                University of Rochester, Series A
                5.00%, 07/01/27
                Insured: MBIA....................      1,124,921
    100,000     New York State EFC, PCR State Water
                Series A
                6.40%, 09/15/06..................        105,211
    500,000     New York State EFC, PCR State Water
                Series B
                6.50%, 09/15/08..................        526,480
  2,000,000     New York State EFC, PCR State Water
                New York City Municipal Water
                5.75%, 06/15/12..................      2,300,140
  1,535,000     New York State Highway &
                Bridge Authority, Series B-1
                5.50%, 04/01/10
                Insured: FGIC....................      1,710,681
  2,000,000     New York State Highway &
                Bridge Authority, Series B-1
                5.75%, 04/01/16
                Insured: FGIC....................      2,209,200
    500,000     New York State Housing Finance Agency
                Multifamily Mortgage Housing, Series A
                6.95%, 08/15/12..................        518,600
  1,500,000     New York State Local Government
                Assistance Corp., Series E
                6.00%, 04/01/14
                Insured: GO of New York State....      1,735,290
    800,000     New York State Medical Care Facilities
                Finance Agency, Second Mortgage
                Program Health Care Projects, Series B
                6.35%, 11/01/14..................        825,136
  3,000,000     New York State Mortgage Agency
                Homeowner Mortgage, Series 67, AMT
                5.70%, 10/01/17..................      3,130,410
    935,000     New York State Mortgage Agency
                Homeowner Mortgage, Series 96
                5.20%, 10/01/14..................        979,992
  1,000,000     New York State Power Authority Revenue
                General Purpose, Series AA
                Pre-refunded 01/01/02
                6.38%, 01/01/12..................      1,026,820
    500,000     Onondaga County, GO
                5.88%, 02/15/10..................        571,535
    100,000     Orleans County, GO
                6.50%, 09/15/08..................        116,298
    500,000     Port Authority of New York & New Jersey
                Consolidated Loan, Series 78
                6.50%, 04/15/11..................        511,665
  1,000,000     Port Authority of New York & New Jersey
                SP OB, JFK International Air Terminal
                Series 6, AMT
                6.00%, 12/01/07
                Insured: MBIA....................      1,124,030

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW YORK (CONTINUED)

 $  545,000     Rensselaer County, Series A, GO
                5.25%, 06/01/11
                Insured: AMBAC...................  $     599,631
  2,000,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series B
                5.50%, 01/01/30..................      2,075,660
    500,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series X
                6.00%, 01/01/06..................        502,765
    500,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series X
                6.00%, 01/01/07..................        502,765
    750,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series X
                6.00%, 01/01/08..................        754,148
    300,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series X
                6.63%, 01/01/12..................        361,278
    750,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series Y
                6.00%, 01/01/12..................        870,060
  2,000,000     Triborough Bridge & Tunnel Authority
                Revenue, General Purpose, Series Y
                5.50%, 01/01/17..................      2,208,600
     50,000     Triborough Bridge & Tunnel Authority
                Revenue, SP OB
                Unrefunded Balance
                6.15%, 01/01/06
                Insured: FGIC....................         51,040
    500,000     United Nations Development Corp.
                Senior Lien, Series A
                Pre-refunded 07/01/03
                6.00%, 07/01/06..................        541,555
    500,000     United Nations Development Corp.
                Subordinated Lien, Series B
                Pre-refunded 07/01/03
                6.20%, 07/01/11..................        543,170
                                                   -------------
                                                      95,901,040
                                                   -------------

                PENNSYLVANIA - 0.85%

  2,210,000     Elizabeth Forward School District
                Capital Appreciation, Series B, GO
                5.68%, 09/01/20 (A)..............        862,806
                                                   -------------

                PUERTO RICO - 1.17%

  1,000,000     Puerto Rico Electric Power Authority
                Series BB
                6.00%, 07/01/12
                Insured: MBIA....................      1,187,369
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    101,220,405
                                                   -------------
                (Cost $95,510,452)

   SHARES                                               VALUE
 ----------                                           ---------

INVESTMENT COMPANIES - 1.04%

  1,010,605     Dreyfus Tax-Exempt
                Cash Management Fund.............  $   1,010,605
     46,295     Federated New York Muni Cash Trust        46,295
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      1,056,900
                                                   -------------
                (Cost $1,056,900)

TOTAL INVESTMENTS - 100.95%......................    102,277,305
                                                   -------------
(Cost $96,567,352)

NET OTHER ASSETS AND LIABILITIES - (0.95)%.......       (966,910)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 101,310,395
                                                   =============

----------------------------------------
(A) Zero Coupon Bond. Rate shown reflects the effective yield to maturity at time of purchase.
(B) Variable rate bond. Rate shown reflects the rate in effect on October 31, 2001.
AMBAC    American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
EFC      Environmental Facilities Corp.
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchase, Inc.
FSA      Financial Security Assurance Company
GO       General Obligation
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MWFA     Municipal Water Finance Authority
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement
SP OB    Special Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 98.44%

                PENNSYLVANIA - 98.44%

 $  500,000     Allegheny County, Series C-49, GO
                5.00%, 04/01/08
                Insured: MBIA....................  $     536,455
    500,000     Bethlehem Area School District, GO
                5.00%, 09/01/11
                Insured: FGIC....................        523,860
    500,000     Blair County, Series A, GO
                5.00%, 08/01/08
                Insured: AMBAC...................        540,595
    300,000     Chambersburg Area School District, GO
                5.00%, 06/15/12
                Insured: FSA.....................        318,807
    500,000     Chester County, GO
                5.00%, 06/15/15..................        512,700
    500,000     Conestoga Valley School District
                Series A, GO
                5.00%, 05/01/08
                Insured: FGIC....................        539,285
    500,000     Delaware County, GO
                5.13%, 10/01/16..................        518,890
    750,000     Ephrata Area School District, Series A, GO
                5.00%, 04/15/14
                Insured: FGIC....................        784,065
    450,000     Erie Sewer Authority, Sewer Revenue
                Series A
                5.00%, 06/01/18
                Insured: AMBAC...................        456,525
    500,000     Harrisburg Authority Revenue
                Pooled Building Program, Series II
                5.60%, 09/15/11
                Insured: MBIA....................        540,320
    500,000     Lancaster County, Series A, GO
                5.10%, 05/01/04
                Insured: FGIC....................        528,945
    575,000     Lehigh County General Purpose Authority
                Revenue, Lehigh Valley Health, Series B
                2.04%, 07/01/29 (A)
                Insured: MBIA
                SPA: First Union National Bank...        575,000
    750,000     Montgomery County, GO
                5.00%, 09/15/12..................        808,680
  1,000,000     Northampton County, GO
                5.00%, 08/15/16..................      1,025,840
    575,000     Norwin School District, Series B, GO
                5.00%, 04/01/13
                Insured: MBIA....................        606,855
    200,000     Pennsylvania Intergovernmental
                Cooperative Authority, Special Tax
                Revenue, Philadelphia Funding Program
                5.00%, 06/15/18
                Insured: FGIC....................        203,280

  PAR VALUE                                              VALUE
 ----------                                           ---------

                PENNSYLVANIA (CONTINUED)

 $  500,000     Pennsylvania State COP, Series A
                5.00%, 07/01/15
                Insured: AMBAC...................  $     506,965
  1,000,000     Pennsylvania State Finance Authority
                Revenue, Penn Hills Project, Series A
                5.50%, 12/01/22
                Insured: FGIC....................      1,049,460
    500,000     Pennsylvania State Finance Authority
                Revenue, Refunded, Municipal Capital
                Improvements Program
                6.60%, 11/01/09
                Insured: SunAmerica Life Insurance Co.   542,095
    500,000     Pennsylvania State Higher Education
                Facility Authority, College and University
                Revenue, College of Pharmacy and Science
                5.00%, 11/01/07
                Insured: MBIA....................        529,840
    750,000     Pennsylvania State Higher Education
                Facility Authority Revenue, Series T
                5.00%, 06/15/12
                Insured: AMBAC...................        800,685
  1,000,000     Pennsylvania State Turnpike Commission
                Turnpike Revenue, Series S
                5.00%, 06/01/11
                Insured: FGIC....................      1,076,380
    500,000     Pennsylvania State, GO
                5.13%, 09/15/07..................        546,575
  1,000,000     Pennsylvania State, Second Series, GO
                5.00%, 10/15/15..................      1,039,440
  1,400,000     Pennsylvania State, Second Series, GO
                5.00%, 10/15/16..................      1,445,836
  1,000,000     Philadelphia Authority IDR
                Refunded - PGH Development Corp.
                5.25%, 07/01/17..................      1,012,520
    700,000     Philadelphia Authority IDR
                Educational Commission
                Foreign Medical Graduates Project
                4.90%, 06/01/12
                Insured: MBIA....................        725,424
  1,000,000     Philadelphia Gas Works Revenue
                Unprerefunded-14-CapMac-ITC
                6.38%, 07/01/26
                Insured: CapMAC-ITC..............      1,078,540
    685,000     Philadelphia, Series B, GO
                5.50%, 11/15/04
                Insured: FGIC....................        740,814
  1,000,000     Philadelphia Water & Waste
                Water Revenue
                5.63%, 06/15/09
                Insured MBIA-IBC.................      1,116,100
    500,000     Pittsburgh & Allegheny County Public
                Auditorium Hotel Room
                5.25%, 02/01/12
                Insured: AMBAC...................        538,660

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                PENNSYLVANIA (CONTINUED)

 $1,000,000     St. Mary Hospital Authority, Bucks County
                Catholic Health Initiatives, Series A
                5.00%, 12/01/28..................  $   1,094,090
    750,000     Warwick School District Lancaster, GO
                5.25%, 02/15/12
                Insured: FGIC....................        813,194
                                                   -------------
                                                      23,676,720
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......     23,676,720
                                                   -------------
                (Cost $22,556,304)

   SHARES
  ---------

INVESTMENT COMPANIES - 5.18%

    686,515     Dreyfus Tax-Exempt
                Cash Management Fund.............        686,515
    558,704     Federated Pennsylvania
                Municipal Cash Trust.............        558,704
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      1,245,219
                                                   -------------
                (Cost $1,245,219)

TOTAL INVESTMENTS - 103.62%......................     24,921,939
                                                   -------------
(Cost $23,801,523)

NET OTHER ASSETS AND LIABILITIES - (3.62)%.......       (870,968)
                                                   -------------
NET ASSETS - 100.00%.............................  $  24,050,971
                                                   =============

----------------------------------------
(A) Variable rate bond. Rate shown reflects the rate in effect on October 31, 2001.
AMBAC      American Municipal Bond Assurance Corp.
CapMAC     Capital Markets Assurance Corp.
CapMAC-ITC CapMAC Insured Trust Certificate
COP        Certificate of Participation
FSA        Federal Security Assurance Company
FGIC       Federal Guaranty Insurance Corp.
GO         General Obligation
IDR        Industrial Development Revenue
MBIA       Municipal Bond Insurance Association
MBIA-IBC   MBIA Insured Bond Certificates
SPA        Stand-by Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 98.77%

                ALASKA - 1.13%

 $2,000,000     North Slope Boro Capital Appreciation
                Series B, GO
                5.11%, 06/30/09 (A)
                Insured: MBIA....................  $   1,459,440
                                                   -------------

                ILLINOIS - 1.88%

  1,000,000     Chicago Board of Education, GO
                5.50%, 12/01/31
                Insured: FGIC....................      1,041,250
  2,000,000     Will County, Community Unit
                School District, Series B
                4.62%, 11/01/10 (A)
                Insured: FSA.....................      1,378,900
                                                   -------------
                                                       2,420,150
                                                   -------------

                MASSACHUSETTS - 0.80%

  1,000,000     Massachusetts State Port Authority
                Special Facilities Revenue Bonds
                Delta Airlines, Inc. Project, Series A
                5.50%, 01/01/19
                Insured: AMBAC...................      1,033,730
                                                   -------------

                NEVADA - 0.23%

    300,000     Nevada State, Projects 66 & 67
                Series A, GO
                5.00%, 05/15/28
                Insured: FGIC....................        294,804
                                                   -------------

                NEW JERSEY - 0.82%

  1,000,000     New Jersey State Turnpike Authority
                Series A
                5.50%, 01/01/30
                Insured: MBIA....................      1,048,780
                                                   -------------

                PUERTO RICO - 6.44%

    250,000     Puerto Rico Commonwealth, GO
                6.00%, 07/01/16
                Insured: MBIA....................        297,345
  3,500,000     Puerto Rico Commonwealth
                Capital Appreciation, GO
                4.85%, 07/01/14 (A)
                Insured: MBIA....................      2,005,255
    500,000     Puerto Rico Commonwealth
                Special Tax Revenue, Infrastructure
                Finance Authority, Series A
                5.00%, 07/01/16
                Insured: AMBAC...................        520,920

  PAR VALUE                                              VALUE
 ----------                                           ---------

                PUERTO RICO (CONTINUED)

 $  500,000     Puerto Rico Electric Power Authority
                Revenue, Series EE
                5.25%, 07/01/15
                Insured: MBIA....................  $     533,760
    360,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control Facilities
                Inter American University, Series A
                5.25%, 10/01/12
                Insured: MBIA....................        395,971
  1,550,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control Facilities
                Inter American University, Series A
                5.38%, 10/01/13
                Insured: MBIA....................      1,704,643
    350,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control Facilities
                Inter American University, Series A
                5.50%, 10/01/14
                Insured: MBIA....................        385,686
    315,000     Puerto Rico Municipal
                Finance Agency, Series A, GO
                5.50%, 07/01/17
                Insured: FSA.....................        336,020
  2,000,000     Puerto Rico Public Buildings Authority
                Series M
                5.75%, 07/01/15
                Insured: FSA.....................      2,113,980
                                                   -------------
                                                       8,293,580
                                                   -------------

                RHODE ISLAND - 86.55%

  1,080,000     Bristol County Water Authority
                Revenue, Series A, GO
                5.20%, 12/01/13
                Insured: MBIA....................      1,128,492
  1,000,000     Bristol County Water Authority
                Revenue, Series A, GO
                5.20%, 12/01/14
                Insured: MBIA....................      1,040,030
    500,000     Bristol County Water Authority
                Revenue, Series A, GO
                5.00%, 07/01/16
                Insured: MBIA....................        512,755
    200,000     Burrillville, GO
                5.85%, 05/01/14
                Insured: FGIC....................        214,268
  1,505,000     Central Falls Detention Facility Corp.
                Donald Wyatt Detention Facility, Series A
                5.25%, 01/15/13..................      1,575,238
  1,000,000     Central Falls Detention Facility Corp.
                Donald Wyatt Detention Facility, Series A
                5.38%, 01/15/18..................      1,025,560
  1,000,000     Convention Center Authority, Series A
                5.50%, 05/15/13
                Insured: AMBAC...................      1,058,020
  1,000,000     Cranston, GO
                6.10%, 06/15/10
                Insured: MBIA....................      1,128,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                RHODE ISLAND (CONTINUED)

 $1,500,000     Cranston, GO
                6.10%, 06/15/15
                Insured: MBIA....................  $   1,693,200
  1,000,000     Exeter West Greenwich
                Regional School District, GO
                5.40%, 11/15/10
                Insured: MBIA....................      1,084,990
    500,000     Kent County Water Authority, Series A
                6.00%, 07/15/08
                Insured: MBIA....................        547,205
    500,000     Lincoln, GO
                5.50%, 08/15/10
                Insured: MBIA....................        521,395
    995,000     North Kingstown, GO
                5.60%, 10/01/16
                Insured: FGIC....................      1,069,277
    500,000     North Kingstown, GO
                5.75%, 10/01/19
                Insured: FGIC....................        539,835
  1,100,000     North Providence
                School Improvement Bonds, Series A
                6.00%, 07/01/12
                Insured: MBIA....................      1,268,454
    500,000     North Providence
                School Improvement Bonds, Series A
                6.05%, 07/01/13
                Insured: MBIA....................        577,850
    300,000     Pawtucket, GO
                5.63%, 04/15/07
                Insured: MBIA....................        317,988
    400,000     Pawtucket, GO
                5.75%, 04/15/11
                Insured: FGIC....................        424,328
  1,085,000     Providence, GO
                5.10%, 01/15/06
                Insured: FSA.....................      1,164,823
    500,000     Providence, GO
                5.70%, 01/15/06
                Insured: MBIA....................        513,055
    500,000     Providence, GO
                5.45%, 01/15/10
                Insured: FSA.....................        538,960
  1,825,000     Providence, Series A, GO
                5.70%, 07/15/12
                Insured: FSA.....................      1,981,475
    315,000     Providence Housing Development Corp.
                Mortgage Revenue, Section 8, Barbara
                Jordan Apartments, Series A
                6.50%, 07/01/09
                Insured: MBIA/FHA................        334,561
  2,035,000     Providence Public Building Authority
                School & Public Facilities Project, Series A
                5.38%, 12/15/11
                Insured: FSA.....................      2,243,180
    500,000     Providence Public Building Authority
                School & Public Facilities Project, Series A
                5.13%, 12/15/14
                Insured: FSA.....................        527,635

  PAR VALUE                                              VALUE
 ----------                                           ---------

                RHODE ISLAND (CONTINUED)

 $1,500,000     Providence Public Building Authority
                School & Public Facilities Project, Series A
                5.25%, 12/15/14
                Insured: FSA.....................  $   1,589,010
    500,000     Providence Public Building Authority
                Series A
                5.40%, 12/15/11
                Insured: FSA.....................        538,045
  1,000,000     Rhode Island Board Authority
                State Public Projects, Series A
                5.25%, 02/01/10
                Insured: AMBAC...................      1,079,610
    435,000     Rhode Island Clean Water Protection
                Finance Agency, PCR, Series A
                5.88%, 10/01/15
                Insured: MBIA....................        468,765
    500,000     Rhode Island Clean Water Protection
                Finance Agency, PCR, Series A
                5.25%, 10/01/16
                Insured: AMBAC...................        522,665
    150,000     Rhode Island Clean Water Protection
                Finance Agency, Safe Drinking
                Water Providence, Series A
                6.20%, 01/01/06
                Insured: AMBAC...................        166,207
    500,000     Rhode Island Clean Water Protection
                Finance Agency, Safe Drinking
                Water Providence, Series A
                6.50%, 01/01/09
                Insured: AMBAC...................        557,210
    100,000     Rhode Island Clean Water Protection
                Finance Agency, Safe Drinking
                Water Providence, Series A
                6.70%, 01/01/15
                Insured: AMBAC...................        111,396
    500,000     Rhode Island Clean Water Protection
                Finance Agency, Wastewater
                Treatment System, Cranston
                5.80%, 09/01/22
                Insured: MBIA....................        530,910
  4,600,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                6.40%, 08/01/06..................      5,266,172
    500,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                6.50%, 08/01/07
                Insured: FSA.....................        582,145
  2,500,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.88%, 08/01/11..................      2,892,350
  1,000,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.75%, 08/01/14
                Insured: FSA.....................      1,132,600
  2,165,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.75%, 08/01/21..................      2,416,443

                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                RHODE ISLAND (CONTINUED)

 $2,105,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series A
                5.75%, 08/01/14
                Insured: FSA.....................  $   2,408,331
    250,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series B
                Pre-refunded 02/01/11
                5.25%, 08/01/21
                Insured: MBIA....................        276,570
  1,000,000     Rhode Island Depositors Economic
                Protection Corp., SP OB, Series B
                5.80%, 08/01/12
                Insured: MBIA....................      1,144,540
  1,500,000     Rhode Island Port Authority EDC
                Shepard Building Project, Series B
                6.75%, 06/01/15
                Insured: AMBAC...................      1,683,555
  1,000,000     Rhode Island State and Providence
                Plantations, COP, Central Power Plants
                Project C
                5.38%, 10/01/20
                Insured: MBIA....................      1,038,290
  2,580,000     Rhode Island State Consolidated Capital
                Development Loan, Series A, GO
                5.25%, 09/01/08..................      2,832,066
  1,000,000     Rhode Island State Consolidated Capital
                Development Loan, Series A, GO
                5.25%, 07/15/10
                Insured: FGIC....................      1,091,470
  1,250,000     Rhode Island State Consolidated Capital
                Development Loan, Series A, GO
                5.20%, 09/01/11
                Insured: FGIC....................      1,365,162
  3,240,000     Rhode Island State Consolidated Capital
                Development Loan, Series A, GO
                5.50%, 09/01/15
                Insured: FGIC....................      3,507,754
  2,425,000     Rhode Island State Consolidated Capital
                Development Loan, Series A, GO
                5.00%, 09/01/16
                Insured: FGIC....................      2,499,860
  1,120,000     Rhode Island State EDC Airport
                Series A, AMT
                6.00%, 07/01/07
                Insured: FGIC....................      1,246,683
  1,620,000     Rhode Island State EDC Airport
                Series B
                5.00%, 07/01/15
                Insured: FSA.....................      1,668,082
    500,000     Rhode Island State EDC Airport
                Series B
                5.00%, 07/01/18
                Insured: FSA.....................        507,335
    500,000     Rhode Island State EDC Airport
                Series B
                5.00%, 07/01/23
                Insured: FSA.....................        499,310

  PAR VALUE                                              VALUE
 ----------                                           ---------

                RHODE ISLAND (CONTINUED)

 $  225,000     Rhode Island State EDC Airport, Series B
                5.00%, 07/01/28
                Insured: FSA.....................  $     223,346
    750,000     Rhode Island State EDC
                University of Rhode Island
                Steam Generation Facility Project
                5.00%, 11/01/19
                Insured: FSA.....................        760,845
    330,000     Rhode Island State, Series A, GO
                Pre-refunded 06/15/02
                6.25%, 06/15/07
                Insured: FGIC....................        345,091
  1,410,000     Rhode Island State, Series A, GO
                6.25%, 06/15/07
                Insured: FGIC....................      1,470,038
    180,000     Rhode Island State HEBC
                Higher Education Facility
                6.50%, 11/15/08
                Insured: Connie Lee..............        190,863
    175,000     Rhode Island State HEBC
                Higher Education Facility
                6.50%, 11/15/24
                Insured: Connie Lee..............        185,561
    750,000     Rhode Island State HEBC
                Higher Education Facility
                Brown University
                4.75%, 09/01/14..................        764,182
  1,000,000     Rhode Island State HEBC
                Higher Education Facility
                Brown University
                5.00%, 09/01/15..................      1,030,600
  1,000,000     Rhode Island State HEBC
                Higher Education Facility
                Brown University
                5.00%, 09/01/17..................      1,016,110
    500,000     Rhode Island State HEBC
                Higher Education Facility
                Brown University
                6.00%, 09/01/20..................        549,115
  1,000,000     Rhode Island State HEBC
                Higher Education Facility
                Brown University
                5.00%, 09/01/23..................      1,003,140
    275,000     Rhode Island State HEBC
                Higher Education Facility
                Bryant College, SP OB
                6.50%, 06/01/05
                Insured: MBIA....................        286,707
  1,420,000     Rhode Island State HEBC
                Higher Education Facility
                Johnson & Wales
                5.50%, 04/01/18..................      1,547,133
    400,000     Rhode Island State HEBC
                Higher Education Facility
                New England Institute
                5.90%, 03/01/10
                Insured: Connie Lee..............        425,620

                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                RHODE ISLAND (CONTINUED)

 $  475,000     Rhode Island State HEBC
                Higher Education Facility
                New England Institute
                6.00%, 03/01/15
                Insured: Connie Lee..............  $     512,881
    300,000     Rhode Island State HEBC
                Higher Education Facility
                Providence College
                5.60%, 11/01/09
                Insured: MBIA....................        321,210
  1,000,000     Rhode Island State HEBC
                Higher Education Facility
                Rhode Island College, Series A
                5.63%, 09/15/30
                Insured: AMBAC...................      1,050,080
    500,000     Rhode Island State HEBC
                Higher Education Facility
                Rhode Island School of Design
                5.63%, 06/01/16
                Insured: MBIA....................        529,635
  2,000,000     Rhode Island State HEBC
                Higher Education Facility
                Roger Williams
                5.13%, 11/15/14
                Insured: AMBAC...................      2,085,840
  1,000,000     Rhode Island State HEBC
                Higher Education Facility
                Roger Williams
                5.25%, 11/15/16
                Insured: Connie Lee..............      1,038,030
  1,000,000     Rhode Island State HEBC
                Higher Education Facility
                Roger Williams
                5.00%, 11/15/18
                Insured: AMBAC...................      1,011,580
    300,000     Rhode Island State HEBC
                Higher Education Facility
                Saint Antoine
                6.75%, 11/15/18
                LOC: Allied Island State HMFC....        332,664
    260,000     Rhode Island State HEBC
                Higher Education Facility
                Salve Regina
                6.25%, 03/15/13
                Insured: Connie Lee..............        277,038
  2,000,000     Rhode Island State HEBC
                Higher Education Facility
                University of Rhode Island, Series B
                5.50%, 09/15/20
                Insured: AMBAC...................      2,085,300
  3,000,000     Rhode Island State HEBC
                Higher Education Facility
                University of Rhode Island, Series B
                5.70%, 09/15/30
                Insured: AMBAC...................      3,177,270
    500,000     Rhode Island State HEBC
                Kent County Hospital
                7.00%, 07/01/10
                Insured: MBIA....................        513,400

  PAR VALUE                                              VALUE
 ----------                                           ---------

                RHODE ISLAND (CONTINUED)

 $2,000,000     Rhode Island State HEBC
                Landmark Medical
                5.60%, 10/01/12
                Insured: FSA.....................  $   2,118,720
    500,000     Rhode Island State HEBC
                Miriam Hospital, Series B
                6.60%, 04/01/19..................        540,335
  2,000,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 19-A
                5.70%, 04/01/15..................      2,103,780
    500,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 29-A
                5.05%, 10/01/15
                Insured: FHA.....................        508,540
  1,870,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 13
                6.70%, 10/01/15..................      1,983,790
    300,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 17-A
                6.25%, 04/01/17..................        315,891
  1,000,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 22-A
                5.55%, 04/01/17..................      1,042,200
  1,500,000     Rhode Island State HMFC
                Homeownership Opportunity
                Series 33-B, AMT
                5.75%, 04/01/22..................      1,546,410
  2,000,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 34-A
                5.75%, 10/01/31..................      2,082,620
  1,000,000     Rhode Island State HMFC
                Multi-Family Housing, Series A
                5.55%, 07/01/05
                Insured: AMBAC/FHA...............      1,057,430
    500,000     Rhode Island State HMFC
                Multi-Family Housing, Series A
                5.60%, 07/01/10
                Insured: AMBAC...................        538,320
    500,000     Rhode Island State HMFC
                Multi-Family Housing, Series A
                6.15%, 07/01/17
                Insured: AMBAC...................        527,475
  1,250,000     Rhode Island State HMFC
                Rental Housing Program, Series A
                5.65%, 10/01/07..................      1,295,075
    500,000     Rhode Island State Industrial
                Facilities Corp., IDR, Cre Corp. Project
                6.50%, 03/01/04
                LOC: Fleet Bank..................        553,060
  2,750,000     Rhode Island State Industrial
                Facilities Corp., Revenue Marine
                Terminal, Mobil Oil Refining
                6.00%, 11/01/14..................      2,877,875
    400,000     Rhode Island State Turnpike &
                Bridge Authority
                5.35%, 12/01/17..................        405,400
    100,000     South Kingstown, Series B, GO
                5.50%, 06/15/10
                Insured: FSA.....................        108,141

                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                RHODE ISLAND (CONTINUED)

 $  500,000     South Kingstown, GO
                6.25%, 06/15/19
                Insured: FGIC....................  $     562,225
  3,000,000     State of Rhode Island and Providence
                Plantations, Construction Capital
                Development Loan, Series C
                5.00%, 09/01/11..................      3,261,870
  1,180,000     Warwick, Series A, GO
                5.00%, 03/01/15
                Insured: FGIC....................      1,218,020
  1,205,000     Warwick, Series A, GO
                5.00%, 03/01/16
                Insured: FGIC....................      1,237,945
    140,000     Westerly, GO
                6.00%, 09/15/14
                Insured: AMBAC...................        147,671
                                                   -------------
                                                     111,419,982
                                                   -------------

                WASHINGTON - 0.48%

  1,000,000     Seattle, Series E, GO
                4.85%, 12/15/12 (A)..............        613,890
                                                   -------------

                WISCONSIN - 0.44%

    500,000     Milwaukee County, Series A, GO
                5.70%, 09/01/15..................        564,525
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    127,148,881
                                                   -------------
                (Cost $119,941,704)

   SHARES                                               VALUE
 ----------                                           ---------

INVESTMENT COMPANIES - 2.25%

    220,301     Dreyfus Tax-Exempt
                Cash Management Fund.............  $     220,301
  2,672,497     Federated Tax-Free Obligations Fund    2,672,497
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      2,892,798
                                                   -------------
                (Cost $2,892,798)

TOTAL INVESTMENTS - 101.02%......................    130,041,679
                                                   -------------
(Cost $122,834,502)

NET OTHER ASSETS AND LIABILITIES - (1.02)%.......     (1,309,451)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 128,732,228
                                                   =============

----------------------------------------
(A) Zero Coupon Bond. Rate shown reflects effective yield to maturity at time of purchase.
AMBAC      American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
Connie Lee College  Construction Loan Association
COP        Certificates of Participation
EDC        Economic Development Corp.
FGIC       Federal Guaranty Insurance Corp.
FHA        Federal Housing Authority
FSA        Financial Security Assurance Company
GO         General Obligation
HEBC       Health and Education Building Corp.
HMFC       Housing and Mortgage Finance Corp.
IDR        Industrial Development Revenue
LOC        Line of Credit
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
SP OB      Special Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 98.19%


                ALASKA - 1.10%

 $3,000,000     North Slope Boro, Capital
                Appreciation, Series B, GO
                4.68%, 01/01/03 (A)
                Insured: MBIA....................  $   2,918,100
                                                   -------------

                ARIZONA - 3.69%

  5,000,000     Arizona School Facilities Board Revenue
                State School Improvement
                5.25%, 07/01/09..................      5,519,350
  4,000,000     Pima County Unified School
                District No. 1 Tucson, GO
                5.88%, 07/01/14
                Insured: FGIC....................      4,283,600
                                                   -------------
                                                       9,802,950
                                                   -------------

                CALIFORNIA - 1.21%

  1,830,000     California State HFA, Home Mortgage
                Series K
                5.95%, 08/01/10
                Insured: MBIA....................      1,978,139
  1,135,000     Los Angeles County, Metropolitan
                Transportation Authority, Series A
                5.70%, 07/01/12
                Insured: AMBAC...................      1,241,974
                                                   -------------
                                                       3,220,113
                                                   -------------

                COLORADO - 2.03%

  1,250,000     Colorado Department of
                Transportation, RAN
                6.00%, 06/15/12
                Insured: AMBAC...................      1,433,025
  3,500,000     Colorado Department of
                Transportation, RAN
                6.00%, 06/15/15
                Insured: AMBAC...................      3,974,215
                                                   -------------
                                                       5,407,240
                                                   -------------

                CONNECTICUT - 3.70%

  2,225,000     Connecticut State, Series B, GO
                5.25%, 06/15/08..................      2,448,813
  4,000,000     Connecticut State Special Tax
                Obligation Authority Revenue
                Transportation Infrastructure, Series B
                5.25%, 10/01/04..................      4,304,000
  2,750,000     Connecticut State Special Tax
                Obligation Authority Revenue
                Transportation Infrastructure, Series B
                5.50%, 10/01/12
                Insured: MBIA....................      3,079,780
                                                   -------------
                                                       9,832,593
                                                   -------------

  PAR VALUE                                              VALUE
 ----------                                           ---------

                DISTRICT OF COLUMBIA - 3.04%

 $1,000,000     District of Columbia
                Georgetown University, Series A
                5.95%, 04/01/14
                Insured: MBIA....................  $   1,112,080
  2,000,000     District of Columbia, Series A, GO
                5.88%, 06/01/05
                Insured: FSA-CR..................      2,192,640
  4,500,000     Washington Convention Center Revenue
                Senior Lien
                5.25%, 10/01/14
                Insured: AMBAC...................      4,764,285
                                                   -------------
                                                       8,069,005
                                                   -------------

                FLORIDA - 2.05%

  2,000,000     Florida State Board of Education
                Capital Outlay, Series E, GO
                Pre-refunded 06/01/04
                5.70%, 06/01/14..................      2,175,100
  2,900,000     Florida State Department of
                Environmental Protection Revenue
                Series A
                5.75%, 07/01/08
                Insured: FGIC....................      3,265,951
                                                   -------------
                                                       5,441,051
                                                   -------------

                GEORGIA - 3.44%

  1,000,000     Georgia State, Series B, GO
                5.75%, 08/01/08..................      1,129,490
  3,000,000     Georgia State, Series D, GO
                5.80%, 11/01/10..................      3,455,730
  4,000,000     Georgia State, Series D, GO
                5.80%, 11/01/12..................      4,552,400
                                                   -------------
                                                       9,137,620
                                                   -------------

                ILLINOIS - 3.90%

  2,650,000     Chicago O'Hare International Airport
                Revenue, Passenger Facilities Charge
                Series A
                5.63%, 01/01/12
                Insured: AMBAC...................      2,847,584
  3,005,000     Chicago O'Hare International Airport
                Revenue, Series A
                5.80%, 01/01/05..................      3,076,789
  2,065,000     Chicago Public Building Commission
                Building Revenue, Series A
                5.75%, 12/01/18
                Insured: MBIA....................      2,252,130
  2,000,000     Chicago, Series A, GO
                5.50%, 01/01/08
                Insured: MBIA....................      2,197,600
                                                   -------------
                                                      10,374,103
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                INDIANA - 3.01%

 $1,900,000     Indiana Bond Bank Revenue, State
                Revolving Fund Program, Series A
                5.90%, 02/01/03..................  $   1,982,764
  3,000,000     Indiana Bond Bank Revenue, State
                Revolving Fund Program, Series A
                5.25%, 02/01/10..................      3,273,300
  2,485,000     Indiana Transportation Finance Authority
                Highway Revenue
                5.75%, 12/01/14..................      2,747,341
                                                   -------------
                                                       8,003,405
                                                   -------------

                MAINE - 1.15%

    855,000     Maine Municipal Bond Bank Revenue
                Series A
                5.25%, 11/01/08
                Insured: FSA.....................        940,372
  2,000,000     Maine State Housing Authority Revenue
                Series C-1
                5.70%, 11/15/15..................      2,114,540
                                                   -------------
                                                       3,054,912
                                                   -------------

                MARYLAND - 0.77%

  2,000,000     Maryland State Transportation Authority
                Transportation Facility Projects Revenue
                5.40%, 07/01/02..................      2,044,020
                                                   -------------

                MASSACHUSETTS - 10.56%

  1,365,000     Holyoke, Series A, GO
                5.60%, 06/15/10
                Insured: FSA.....................      1,497,664
  1,290,000     Massachusetts Bay Transportation
                Authority Revenue, General
                Transportation Systems, Series A
                5.50%, 03/01/12
                Insured: MBIA....................      1,445,290
  1,000,000     Massachusetts Bay Transportation
                Authority Revenue, General
                Transportation Systems, Series C
                5.50%, 03/01/08..................      1,107,720
  3,000,000     Massachusetts Bay Transportation
                Authority, Revenue Assessment, Series A
                5.75%, 07/01/14..................      3,332,040
  1,500,000     Massachusetts State, Consolidated
                Loan, Series B, GO
                5.13%, 06/01/12
                Insured: FGIC....................      1,653,990
  1,000,000     Massachusetts State HEFA
                Eye & Ear Infirmary, Series B
                5.25%, 07/01/11
                Insured: ACA.....................      1,038,400
  1,000,000     Massachusetts State HEFA
                Partners Healtchare Systems, Series C
                6.00%, 07/01/14..................      1,107,110

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $1,000,000     Massachusetts State HEFA
                Suffolk University Project, Series C
                5.85%, 07/01/16
                Insured: Connie Lee..............  $   1,083,760
    475,000     Massachusetts State HFA
                Multi-Family Housing Project, Series A
                5.60%, 07/01/07
                Insured: MBIA....................        507,291
    475,000     Massachusetts State HFA
                Multi-Family Housing Project, Series A
                5.70%, 07/01/08
                Insured: MBIA....................        508,383
  1,090,000     Massachusetts State IFA
                Assumption College Issue
                5.88%, 07/01/11
                Insured: Connie Lee..............      1,216,822
  1,595,000     Massachusetts State IFA
                Refusetech, Inc. Project, Series A
                6.15%, 07/01/02..................      1,631,813
  3,000,000     Massachusetts State WPAT
                New Bedford, Series A
                Pre-refunded 02/01/06
                5.60%, 02/01/10..................      3,332,070
  5,000,000     New England Education
                Loan Marketing Corp., Series A
                5.70%, 07/01/05..................      5,420,600
  3,000,000     New England Education
                Loan Marketing Corp., Series F
                5.63%, 07/01/04..................      3,189,960
                                                   -------------
                                                      28,072,913
                                                   -------------

                MICHIGAN - 0.80%

  2,000,000     Michigan State Trunk Line, Series A
                5.00%, 11/01/04..................      2,135,380
                                                   -------------

                MINNESOTA - 4.31%

  2,900,000     Metropolitan Council, Minneapolis
                St. Paul Metropolitan Area, GO
                5.00%, 12/01/03..................      3,063,560
  2,000,000     Minnesota Public Facilities Authority
                PCR Series A
                5.38%, 03/01/04..................      2,123,280
  3,285,000     Minnesota State, GO
                5.00%, 10/01/06..................      3,570,039
  2,490,000     Northern Municipal Power Agency
                Minnesota Electric System
                5.25%, 01/01/12
                Insured: FSA.....................      2,688,602
                                                   -------------
                                                      11,445,481
                                                   -------------

                MISSISSIPPI - 0.82%

  2,000,000     Mississippi State Highway Authority
                Revenue, Four Lane Highway Project
                5.25%, 06/01/06..................      2,178,380
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MISSOURI - 1.18%

 $3,000,000     St. Charles County, Public Water
                Supply District No. 2, COP, Series A
                5.50%, 12/01/14
                Insured: MBIA....................  $   3,125,100
                                                   -------------

                NEBRASKA - 2.63%

  3,000,000     Omaha, Series A, GO
                5.00%, 12/01/08..................      3,267,930
  3,500,000     University of Nebraska Facilities Corp.
                Deferred Maintenance Project
                5.00%, 07/15/04..................      3,721,795
                                                   -------------
                                                       6,989,725
                                                   -------------

                NEVADA - 0.41%

  1,000,000     Nevada State, Capital Improvement &
                Cultural Affairs, Series A, GO
                5.50%, 02/01/11..................      1,099,590
                                                   -------------

                NEW HAMPSHIRE - 0.63%

    750,000     New Hampshire Municipal Bond Bank
                Series B, GO
                5.25%, 08/15/11
                Insured: FSA.....................        824,468
    830,000     New Hampshire State HFA
                Single-Family Mortgage Project, Series B
                5.85%, 07/01/10
                Insured: FHA.....................        863,723
                                                   -------------
                                                       1,688,191
                                                   -------------

                NEW JERSEY - 1.32%

  3,000,000     New Jersey State Turnpike Authority
                Series A
                6.00%, 01/01/11
                Insured: MBIA....................      3,501,120
                                                   -------------

                NEW YORK - 6.77%

  1,000,000     Metropolitan Transportation Authority
                Revenue, Commuter Facilities, Series A
                5.75%, 07/01/11
                Insured: FGIC....................      1,097,420
  1,530,000     Metropolitan Transportation Authority
                Revenue, Commuter Facilities, Series A
                5.50%, 07/01/15
                Insured: FSA-CR..................      1,641,216
  1,740,000     Metropolitan Transportation Authority
                Revenue, Transportation Service Contract
                Series R
                5.50%, 07/01/14..................      1,859,190
  3,050,000     New York City, Series A, GO
                6.25%, 08/01/09..................      3,430,579

  PAR VALUE                                              VALUE
 ----------                                           ---------

                NEW YORK (CONTINUED)

 $  570,000     New York City, Series D, GO
                Unrefunded Balance
                6.00%, 02/15/09..................  $     616,603
    555,000     New York City, Series D, GO
                Unrefunded Balance
                6.00%, 02/15/12..................        598,590
  2,000,000     New York City, Series F, GO
                5.75%, 02/01/10..................      2,152,320
  3,000,000     New York State, Series C, GO
                5.38%, 10/01/11
                Insured: AMBAC-TCRS..............      3,164,460
  1,720,000     New York State HFA
                Housing Mortgage Project, Series A
                5.80%, 11/01/09
                Insured: FSA.....................      1,857,118
  1,505,000     New York State Urban Development
                Authority, Youth Facilities Project
                5.70%, 04/01/14
                Insured: MBIA....................      1,591,492
                                                   -------------
                                                      18,008,988
                                                   -------------

                NORTH CAROLINA - 1.82%

  2,000,000     North Carolina, Eastern Municipal
                Power Agency Revenue, Series B
                6.00%, 01/01/13
                Insured: FGIC-TCRS...............      2,114,240
  2,500,000     North Carolina State
                Public Improvement, Series A, GO
                5.25%, 03/01/12..................      2,722,925
                                                   -------------
                                                       4,837,165
                                                   -------------

                OHIO - 6.32%

  2,495,000     Ohio State Higher Education
                Capital Facilities Authority, Series A, GO
                5.13%, 02/01/09..................      2,722,145
  3,500,000     Ohio State Higher Education
                Capital Facilities, Series II-A
                5.25%, 12/01/05..................      3,812,305
  5,000,000     Ohio State Highway Capital
                Improvements, Series F, GO
                5.25%, 05/01/09..................      5,509,750
  2,280,000     Ohio State Infrastructure
                Improvement, Series A, GO
                5.75%, 02/01/11..................      2,598,128
  2,000,000     University of Cincinnati
                General Receipts, Series A
                5.50%, 06/01/05
                Insured: FGIC....................      2,171,660
                                                   -------------
                                                      16,813,988
                                                   -------------

                OKLAHOMA - 0.97%

  2,350,000     Enid, Municipal Authority Sales Tax &
                Utilities Revenue
                5.50%, 02/01/06
                Inusred: AMBAC...................      2,571,323
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                OREGON - 1.73%

 $2,200,000     Metro, Series A, GO
                5.00%, 01/01/10..................  $   2,380,334
  2,000,000     Oregon State Department of
                Transportation, Highway User Tax Revenue
                5.75%, 11/15/15..................      2,207,180
                                                   -------------
                                                       4,587,514
                                                   -------------

                PENNSYLVANIA - 2.98%

  2,500,000     Pennsylvania Intergovernmental
                Cooperative Authority Special Tax Revenue
                City of Philadelphia Funding Program
                Pre-refunded 06/15/03
                5.35%, 06/15/07
                Insured: FGIC....................      2,626,775
  2,000,000     Pennsylvania State HFA
                Single-Family Mortgage, Series 50A
                6.00%, 10/01/13..................      2,136,520
  3,000,000     Philadelphia Water & Wastewater Authority
                Revenue, Regular Fixed Airs Project
                Unrefunded Balance
                5.65%, 06/15/12
                Insured: FGIC....................      3,168,000
                                                   -------------
                                                       7,931,295
                                                   -------------

                RHODE ISLAND - 4.31%

  5,560,000     Rhode Island State & Providence
                Plantations, Consolidated Capital
                Development Loan, Series C, GO
                5.00%, 09/01/10..................      6,042,830
  1,110,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 15-B
                6.20%, 10/01/06..................      1,177,166
  2,500,000     Rhode Island State HMFC
                Homeownership Opportunity, Series 19-A
                5.70%, 04/01/15..................      2,629,725
  1,550,000     Rhode Island State HMFC
                Homeownership Opportunity
                Series 33-B, AMT
                5.75%, 04/01/22..................      1,597,957
                                                   -------------
                                                      11,447,678
                                                   -------------

                SOUTH CAROLINA - 0.47%

  1,150,000     South Carolina State Public Service
                Authority Revenue, Series B
                5.88%, 01/01/14
                Insured: FGIC....................      1,245,703
                                                   -------------

  PAR VALUE                                              VALUE
 ----------                                           ---------

                TEXAS - 6.82%

 $5,000,000     Harris County Capital Appreciation
                Toll Road Subordinated Loan, GO
                4.09%, 08/01/04 (A)..............  $   4,632,100
  2,150,000     Houston, Series C, GO
                6.00%, 04/01/04..................      2,314,626
  5,000,000     Houston, Water & Sewer System Revenue
                Junior Lien, Series C
                4.48%, 12/01/04 (A)
                Insured: AMBAC...................      4,590,600
  3,335,000     Northwest Texas Independent
                School District, GO
                5.00%, 08/15/14..................      3,492,412
  3,015,000     Texas Municipal Power Agency Revenue
                Pre-refunded 09/01/02
                5.75%, 09/01/12
                Insured: MBIA....................      3,107,892
                                                   -------------
                                                      18,137,630
                                                   -------------

                UTAH - 0.58%

  2,000,000     Intermountain Power Agency
                Utah Power Supply Revenue
                Capital Appreciation, Series A
                4.49%, 07/01/08 (A)..............      1,542,600
                                                   -------------

                VIRGINIA - 3.48%

  3,000,000     Richmond, GO
                5.13%, 01/15/07
                Insured: FSA.....................      3,247,320
  4,000,000     Virginia Commonwealth Transportation
                Board, Federal Highway Reimbursement
                Anticipation Note
                5.50%, 10/01/03..................      4,244,920
  1,655,000     Virginia State Housing Development
                Authority, Multi-Family Housing, Series H
                5.70%, 11/01/07..................      1,767,871
                                                   -------------
                                                       9,260,111
                                                   -------------

                WASHINGTON - 7.39%

  2,300,000     Seattle Municipal Light & Power Revenue
                5.88%, 10/01/10
                Insured: MBIA-IBC................      2,606,544
  2,390,000     Washington State, Series AT-5, GO
                4.95%, 08/01/07 (A)..............      1,938,696
  7,800,000     Washington State Public Power Supply
                System, Nuclear Project No. 1 Revenue
                ACES & Inverse Floater
                5.40%, 07/01/12
                Insured: FSA-CR..................      8,102,250
  6,500,000     Washington State Public Power Supply
                System, Nuclear Project No. 2 Revenue
                Series B
                5.63%, 07/01/12
                Insured: MBIA-IBC................      6,990,685
                                                   -------------
                                                      19,638,175
                                                   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                WEST VIRGINIA - 1.00%

 $2,500,000     West Virginia State, College Revenue
                5.75%, 04/01/04
                Insured: AMBAC...................  $   2,656,900
                                                   -------------

                WISCONSIN - 1.80%

  2,410,000     Wisconsin State, Series B, GO
                5.00%, 05/01/10..................      2,615,308
  2,020,000     Wisconsin State Transportation Revenue
                Series B
                5.25%, 07/01/11
                Insured: FGIC....................      2,175,318
                                                   -------------
                                                       4,790,626
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    261,010,688
                                                   -------------
                (Cost $247,833,840)

   SHARES                                               VALUE
 ----------                                           ---------

INVESTMENT COMPANIES - 1.98%

     80,780     Dreyfus Tax-Exempt
                Cash Management Fund.............  $      80,780
  5,197,903     Federated Tax-Free Obligations Fund    5,197,903
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      5,278,683
                                                   -------------
                (Cost $5,278,683)

TOTAL INVESTMENTS - 100.17%......................    266,289,371
                                                   -------------
(Cost $253,112,523)

NET OTHER ASSETS AND LIABILITIES - (0.17)%.......       (461,801)
                                                   -------------
NET ASSETS - 100.00%.............................  $ 265,827,570
                                                   =============

----------------------------------------
(A) Zero Coupon Bond. Rate shown reflects the effective yield to maturity at time of purchase.
ACA        American Capital Access
ACES       Automatically Convertible Securities
AMBAC      American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
Connie Lee College Construction Loan Association
COP        Certificate of Participation
FGIC       Federal Guaranty Insurance Corp.
FSA        Financial Security Assurance Company
FSA-CR     FSA Custodial Receipts
GO         General Obligation
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Agency
HMFC       Housing and Mortgage Finance Corp.
IBC        Insured Bond Certificate
IFA        Industrial Finance Agency
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
RAN        Revenue Anticipation Notes
TCRS       Transferable Custodial Receipts
WPAT       Water Pollution Abatement Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 97.53%


                CALIFORNIA - 0.71%

 $1,000,000     Los Angeles Regional Airports
                Improvement Corp., Lease Revenue
                American Airlines, Inc., Los Angeles
                International Airport, Series G
                2.04%, 12/01/24 (A)
                LOC: Bayerische Landesbank.......  $   1,000,000
                                                   -------------

                CONNECTICUT - 82.19%

  1,435,000     Bridgeport, Series A, GO
                6.50%, 09/01/08
                Insured: AMBAC...................      1,678,979
  1,550,000     Bridgeport, Series A, GO
                5.45%, 03/01/11
                Insured: AMBAC...................      1,672,341
  2,000,000     Bridgeport, Series A, GO
                6.00%, 07/15/13
                Insured: FGIC....................      2,297,400
  1,000,000     Cheshire, Lot B, GO
                4.75%, 08/01/06..................      1,072,610
  1,500,000     Connecticut State Clean Water Fund
                5.25%, 07/15/11..................      1,649,805
  1,000,000     Connecticut State Clean Water Fund
                6.00%, 10/01/12..................      1,178,230
  1,565,000     Connecticut State, COP
                Juvenile Training School
                5.25%, 12/15/14..................      1,687,962
  2,025,000     Connecticut State, Series A, GO
                5.25%, 06/15/10..................      2,241,108
  3,000,000     Connecticut State, Series A, GO
                5.25%, 03/15/13..................      3,231,960
  2,500,000     Connecticut State, Series A, GO
                5.25%, 03/15/14..................      2,678,725
  1,000,000     Connecticut State, Series A, GO
                Unrefunded Balance
                6.25%, 05/15/06..................      1,133,010
  1,000,000     Connecticut State, Series B, GO
                5.75%, 11/01/11..................      1,137,710
  1,000,000     Connecticut State, Series C, GO
                5.38%, 12/15/10..................      1,125,220
  1,310,000     Connecticut State, Series C, GO
                Pre-refunded 08/15/04
                5.80%, 08/15/08..................      1,433,402
    190,000     Connecticut State, Series C, GO
                Unrefunded Balance
                5.80%, 08/15/08..................        204,024
  2,000,000     Connecticut State HEFA
                Greenwich Hospital, Series A
                5.75%, 07/01/16
                Insured: MBIA....................      2,169,780
  2,500,000     Connecticut State HEFA
                Hospital For Special Care, Series B
                5.38%, 07/01/17
                Insured: ACA-CBI.................      2,475,050

  PAR VALUE                                              VALUE
 ----------                                           ---------

                CONNECTICUT (CONTINUED)

 $2,740,000     Connecticut State HEFA
                Hospital of Saint Raphael, Series H
                5.30%, 07/01/10
                Insured: AMBAC...................  $   3,027,837
  1,000,000     Connecticut State HEFA
                New Britain General Hospital, Series B
                6.00%, 07/01/09
                Insured: AMBAC...................      1,090,690
  1,000,000     Connecticut State HEFA
                New Horizons Village Project
                7.05%, 11/01/09
                Insured: AMBAC-TCRS..............      1,132,020
  1,110,000     Connecticut State HEFA
                Newington Childrens Hospital, Series A
                5.85%, 07/01/07
                Insured: MBIA....................      1,206,459
  1,000,000     Connecticut State HEFA
                Sharon Health Care
                Pre-refunded 11/1/04
                6.00%, 11/01/09
                Insured: AMBAC-TCRS..............      1,118,450
  2,000,000     Connecticut State HEFA
                Stamford Hospital, Series F
                5.40%, 07/01/09
                Insured: MBIA....................      2,181,400
  2,000,000     Connecticut State HEFA
                Trinity College, Series E
                5.80%, 07/01/16
                Insured: MBIA....................      2,172,200
  2,825,000     Connecticut State HEFA
                Trinity College, Series G
                5.50%, 07/01/15
                Insured: AMBAC...................      3,120,947
  1,000,000     Connecticut State HEFA
                Yale-New Haven Hospital, Series H
                5.63%, 07/01/16
                Insured: MBIA....................      1,073,470
  1,350,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series A
                6.20%, 05/15/14..................      1,404,648
  3,215,000     Connecticut State HFA
                Housing Mortgage Finance Program A
                Sub-Series A-1
                5.95%, 05/15/11..................      3,422,593
  1,000,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Sub-Series A-3
                5.95%, 05/15/17..................      1,060,320
  2,000,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series B, Sub-Series B-1
                6.00%, 11/15/15..................      2,131,400
    230,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Sub-Series B-1
                6.00%, 05/15/08..................        244,083

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                CONNECTICUT (CONTINUED)

 $1,010,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Series C-1
                6.00%, 11/15/10..................  $   1,084,053
  4,200,000     Connecticut State HFA
                Housing Mortgage Finance Program
                Sub-Series E-1
                5.90%, 05/15/15..................      4,481,988
    955,000     Connecticut State Higher Education
                Supplemental Loan Authority, Family
                Education Loan Program, Series A
                7.00%, 11/15/05..................        976,487
  1,200,000     Connecticut State Higher Education
                Supplemental Loan Authority, Family
                Education Loan Program, Series A
                5.63%, 11/15/11
                Insured: AMBAC...................      1,344,048
  4,625,000     Connecticut State Resource Recovery
                Authority, American Fuel Co., Series A
                5.13%, 11/15/14
                Insured: MBIA....................      4,822,765
  2,500,000     Connecticut State Resource Recovery
                Authority, Bridgeport Resco LP Co. Project
                Series B
                5.00%, 01/01/07
                Insured: MBIA....................      2,679,025
  4,750,000     Connecticut State Resource Recovery
                Authority, Mid-Connecticut Systems
                Series A
                6.25%, 11/15/05
                Insured: MBIA....................      5,356,528
  2,275,000     Connecticut State Resource Recovery
                Authority, Mid-Connecticut Systems
                Series A
                6.25%, 11/15/06
                Insured: MBIA....................      2,592,590
  2,000,000     Connecticut State Resource Recovery
                Authority, Mid-Connecticut Systems
                Series A
                5.38%, 11/15/10
                Insured: MBIA....................      2,181,800
  4,000,000     Connecticut State Resource Recovery
                Authority, Mid-Connecticut Systems
                Series A
                5.50%, 11/15/11
                Insured: MBIA....................      4,380,520
  2,000,000     Connecticut State Special Assessment
                Second Injury Fund, Series A
                5.25%, 01/01/10
                Insured: FSA.....................      2,203,120
  1,000,000     Connecticut State Special Assessment
                Second Injury Fund, Series A
                5.25%, 01/01/11
                Insured: AMBAC...................      1,065,740
  2,100,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                5.25%, 10/01/14
                Insured: FGIC....................      2,238,852

  PAR VALUE                                              VALUE
 ----------                                           ---------

                CONNECTICUT (CONTINUED)

 $1,000,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                Pre-refunded 06/01/05
                5.60%, 06/01/13
                Insured: FGIC....................  $   1,103,590
  1,160,000     Connecticut State, SP OB
                Transportation Infrastructure, Series A
                Pre-refunded 06/01/06
                5.70%, 06/01/12
                Insured: FGIC....................      1,300,870
  3,920,000     Connecticut State, SP OB
                Transportation Infrastructure, Series B
                Pre-refunded 10/01/04
                5.50%, 10/01/11
                Insured: FGIC....................      4,282,835
  2,000,000     Connecticut State, SP OB
                Transportation Infrastructure, Series B
                Pre-refunded 10/01/04
                6.10%, 10/01/12
                Insured: FGIC....................      2,218,520
  1,445,000     Connecticut State, SP OB
                Transportation Infrastructure, Series C
                6.25%, 10/01/03
                Insured: FGIC....................      1,553,303
  1,000,000     East Lyme, GO
                5.00%, 07/15/05
                Insured: FGIC....................      1,075,940
  2,000,000     Hamden, GO
                5.00%, 08/15/06
                Insured: MBIA....................      2,170,220
    500,000     Hartford, GO
                5.70%, 10/01/12
                Insured: FGIC....................        542,410
  1,000,000     Hartford, GO
                5.75%, 10/01/13
                Insured: FGIC....................      1,085,100
  1,000,000     New Haven, Series A, GO
                5.00%, 11/01/05
                Insured: FGIC....................      1,081,700
  1,000,000     Norwich, GO
                5.00%, 05/01/04..................      1,058,220
  2,000,000     Ridgefield, Lot A, GO
                5.00%, 09/15/12..................      2,172,900
  1,100,000     Seymour, Lot B, GO
                5.00%, 08/01/12
                Insured: MBIA....................      1,188,858
    985,000     South Central Connecticut Regional Water
                Authority Water System, Series A
                6.00%, 08/01/09
                Insured: MBIA....................      1,070,084
  1,045,000     South Central Connecticut Regional Water
                Authority Water System, Series A
                6.00%, 08/01/10
                Insured: MBIA....................      1,135,267
  1,140,000     Trumbull, GO
                5.00%, 01/15/05..................      1,216,802

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                CONNECTICUT (CONTINUED)

 $1,000,000     University of Connecticut, Series A
                5.25%, 04/01/14
                Insured: MBIA....................  $   1,056,270
    550,000     Westport, GO
                5.38%, 08/15/14..................        601,645
  1,550,000     Westport, GO
                5.38%, 08/15/15..................      1,684,819
                                                   -------------
                                                     116,460,702
                                                   -------------

                GEORGIA - 1.53%

  2,000,000     Georgia State, GO, Series E
                6.00%, 07/01/04..................      2,172,240
                                                   -------------

                PUERTO RICO - 13.10%

  4,500,000     Puerto Rico Commonwealth
                Capital Appreciation, GO
                4.82%, 07/01/14 (B)
                Insured: MBIA....................      2,578,185
  1,250,000     Puerto Rico Commonwealth
                Public Improvement, GO
                5.25%, 07/01/10
                Insured: FSA-CR..................      1,397,225
  2,615,000     Puerto Rico Commonwealth
                Highway & Transportation Authority
                5.25%, 07/01/14
                Insured: MBIA....................      2,797,396
    700,000     Puerto Rico Commonwealth
                Highway & Transportation Authority
                Series X
                5.30%, 07/01/04..................        739,410
  2,500,000     Puerto Rico Commonwealth
                Infrastructure Finance Authority, Series A
                5.25%, 07/01/10
                Insured: AMBAC...................      2,752,425
  1,000,000     Puerto Rico Electric Power Authority
                Series Z
                5.50%, 07/01/14
                Insured: FSA-CR..................      1,063,560
    725,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control
                Facilities, Inter American University
                Series A
                5.25%, 10/01/12
                Insured: MBIA....................        797,442
    975,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control
                Facilities, Inter American University
                Series A
                5.38%, 10/01/13
                Insured: MBIA....................      1,072,276

  PAR VALUE                                              VALUE
 ----------                                           ---------

                PUERTO RICO (CONTINUED)

 $  650,000     Puerto Rico Industrial Tourist Educational
                Medical & Environmental Control
                Facilities, Inter American University
                Series A
                5.50%, 10/01/14
                Insured: MBIA....................  $     716,274
  1,500,000     Puerto Rico Municipal Finance
                Agency, Series A, GO
                5.75%, 08/01/12
                Insured: FSA.....................      1,705,635
  2,650,000     Puerto Rico Municipal Finance Agency
                Series A
                Pre-refunded 07/01/04
                6.00%, 07/01/09
                Insured: FSA.....................      2,939,963
                                                   -------------
                                                      18,559,791
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    138,192,733
                                                   -------------
                (Cost $129,713,189)

    SHARES
  ---------

INVESTMENT COMPANIES - 2.37%

    107,059     Dreyfus Tax-Exempt
                Cash Management Fund.............        107,059
  3,249,109     Federated Tax-Free Obligations Fund    3,249,109
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......      3,356,168
                                                   -------------
                (Cost $3,356,168)

TOTAL INVESTMENTS - 99.90%.......................    141,548,901
                                                   -------------
(Cost $133,069,357)

NET OTHER ASSETS AND LIABILITIES - 0.10%.........        140,485
                                                   -------------
NET ASSETS - 100.00%.............................  $ 141,689,386
                                                   =============

----------------------------------------
(A)           Variable rate bond. Rate shown reflects rate in effect
              on October 31, 2001.
(B)           Zero Coupon Bond. Rate shown reflects effective yield to
              maturity at time of purchase.
ACA-CBI       American Capital Access - Certificate of Bond Insurance
AMBAC         American Municipal Bond Assurance Corp.
AMBAC-TCRS    AMBAC Transferable Custody Receipts
COP           Certificate of Participation
FGIC          Federal Guaranty Insurance Corp.
FSA           Financial Security Assurance Company
FSA-CR        FSA Custodial Receipts
GO            General Obligation
HEFA          Health and Educational Facilities Authority
HFA           Housing Finance Agency
MBIA          Municipal Bond Insurance Association
SP OB         Special Obligation

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITIES - 94.36%


                CONNECTICUT - 0.45%

 $1,000,000     Connecticut State, Series C, GO
                5.38%, 12/15/10..................  $   1,125,220
                                                   -------------

                FLORIDA - 1.05%

  2,375,000     Florida State Department of
                Transportation, Right of Way, Series B, GO
                5.75%, 07/01/05..................      2,608,937
                                                   -------------

                MASSACHUSETTS - 89.46%

  1,605,000     Bellingham, GO
                5.25%, 03/01/13
                Insured: AMBAC...................      1,751,183
  2,000,000     Boston, GO
                5.25%, 10/01/04
                Insured: MBIA....................      2,149,680
  1,500,000     Boston, Series A, GO
                5.65%, 02/01/09
                Insured: AMBAC...................      1,582,905
  1,320,000     Boston Water & Sewer Commission
                General Purpose, Series A
                5.13%, 11/01/15
                Insured: FGIC....................      1,373,948
  1,500,000     Brockton, GO
                5.13%, 04/01/15
                Insured: MBIA....................      1,567,995
  1,905,000     Brookline, GO
                5.75%, 04/01/14..................      2,132,838
    650,000     Chelsea School Project
                Loan Act 1948, GO
                6.00%, 06/15/04
                Insured: AMBAC...................        706,108
  1,000,000     Chelsea School Project
                Loan Act 1948, GO
                5.70%, 06/15/06
                Insured: AMBAC...................      1,082,890
  1,105,000     Gloucester, GO
                5.10%, 08/01/14
                Insured: FGIC....................      1,157,543
  1,500,000     Haverhill, GO
                5.30%, 06/15/12
                Insured: FGIC....................      1,605,960
  1,000,000     Holyoke, GO, Series A
                5.60%, 06/15/11
                Insured: FSA.....................      1,094,950
  1,475,000     Lawrence, GO
                6.25%, 02/15/09
                Insured: AMBAC...................      1,605,552
  2,740,000     Lowell, GO
                5.50%, 08/01/11
                Insured: AMBAC...................      2,973,421

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $1,720,000     Lowell, GO
                5.50%, 08/01/12
                Insured: AMBAC...................  $   1,858,322
  1,000,000     Lowell, GO
                Pre-refunded 04/01/05
                6.63%, 04/01/15
                Insured: FSA.....................      1,142,290
  1,140,000     Lowell, Series A, GO
                5.50%, 01/15/10
                Insured: FSA.....................      1,208,822
  1,570,000     Marshfield, GO
                5.00%, 06/15/07
                Insured: FGIC....................      1,701,456
  1,885,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series A
                5.60%, 03/01/08..................      2,098,627
  3,675,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series A
                Pre-refunded 03/01/05
                5.75%, 03/01/25..................      4,085,975
  1,000,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series A
                Pre-refunded 03/01/06
                5.63%, 03/01/26..................      1,113,550
  2,640,000     Massachusetts Bay Transportation
                Authority, General Transportation System
                Series B
                Pre-refunded 03/01/04
                5.80%, 03/01/10..................      2,889,506
  1,000,000     Massachusetts Bay Transportation
                Authority, Revenue Assessment, Series A
                5.75%, 07/01/14..................      1,110,680
    795,000     Massachusetts Bay Transportation
                Authority, Series A
                Pre-refunded 03/01/05
                5.50%, 03/01/07..................        877,640
    705,000     Massachusetts Bay Transportation
                Authority, Series A
                Unrefunded Balance
                5.50%, 03/01/07..................        764,636
  2,615,000     Massachusetts Bay Transportation
                Authority, Series A
                Pre-refunded 03/01/05
                5.75%, 03/01/18
                Insured: MBIA-IBC................      2,907,435
  3,870,000     Massachusetts Bay Transportation
                Authority, Series B
                Unrefunded Balance
                6.00%, 03/01/12..................      4,111,411
  1,000,000     Massachusetts Educational Financing
                Authority, Issue G, Series A
                5.13%, 12/01/14
                Insured: MBIA....................      1,033,860

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $  290,000     Massachusetts Educational Loan
                Authority, Issue E, Series B
                6.00%, 01/01/12
                Insured: AMBAC...................  $     306,057
    630,000     Massachusetts Educational Loan
                Authority, Issue E, Series B
                6.30%, 07/01/12
                Insured: AMBAC...................        667,441
  1,000,000     Massachusetts Municipal Wholesale
                Electric Co. Power Supply System, Series D
                6.00%, 07/01/05
                Insured: MBIA....................      1,042,730
  1,000,000     Massachusetts State
                Consolidated Loan, Series B, GO
                5.25%, 05/01/12..................      1,082,910
  1,000,000     Massachusetts State
                Consolidated Loan, Series B, GO
                5.25%, 05/01/14..................      1,067,540
  3,000,000     Massachusetts State
                Consolidated Loan, Series B, GO
                5.00%, 04/01/14
                Insured: MBIA....................      3,135,780
  3,000,000     Massachusetts State
                Consolidated Loan, Series B, GO
                Pre-refunded 06/01/06
                5.75%, 06/01/16..................      3,366,570
  5,000,000     Massachusetts State
                Consolidated Loan, Series C, GO
                5.25%, 08/01/14..................      5,318,600
  1,750,000     Massachusetts State
                Consolidated Loan, Series C, GO
                5.25%, 08/01/15..................      1,846,775
  3,500,000     Massachusetts State
                Consolidated Loan, Series D, GO
                5.00%, 11/01/11..................      3,698,590
  2,000,000     Massachusetts State
                Consolidated Loan, Series D, GO
                5.00%, 11/01/14..................      2,075,680
  1,500,000     Massachusetts State, Series A, GO
                5.25%, 01/01/07..................      1,633,110
  2,000,000     Massachusetts State, Series A, GO
                5.75%, 08/01/09
                Insured: AMBAC...................      2,273,600
  3,500,000     Massachusetts State, Series A, GO
                5.50%, 02/01/11..................      3,678,220
  5,000,000     Massachusetts State, Series A, GO
                5.00%, 11/01/13..................      5,218,950
  2,000,000     Massachusetts State, Series B, GO
                5.40%, 11/01/07
                Insured: MBIA....................      2,220,800
  1,000,000     Massachusetts State, Series B, GO
                5.50%, 11/01/07..................      1,115,210
  5,315,000     Massachusetts State, Series B, GO
                6.50%, 08/01/08..................      6,257,509
  1,445,000     Massachusetts State Development
                Finance Agency, Clark University
                5.25%, 07/01/16..................      1,486,399

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $1,355,000     Massachusetts State Development
                Finance Agency, Mount Holyoke College
                5.50%, 07/01/13..................  $   1,501,503
  1,030,000     Massachusetts State Development
                Finance Agency, Visual & Performing
                Arts Project
                5.75%, 08/01/13..................      1,175,663
  2,700,000     Massachusetts State Federal Highway
                Grant Anticipation Notes, Series A
                5.25%, 06/15/08..................      2,958,255
  1,000,000     Massachusetts State Federal Highway
                Grant Anticipation Notes, Series A
                5.75%, 06/15/09..................      1,134,860
  1,000,000     Massachusetts State Federal Highway
                Grant Anticipation Notes, Series A
                5.25%, 12/15/11..................      1,090,040
  2,000,000     Massachusetts State
                Government Land Bank, Series B
                5.25%, 02/01/06..................      2,167,820
  2,000,000     Massachusetts State HEFA
                Baystate Medical Center, Series D
                6.00%, 07/01/15
                Insured: FGIC....................      2,142,300
  2,500,000     Massachusetts State HEFA
                Boston Medical Center, Series A
                5.25%, 07/01/15
                Insured: MBIA....................      2,613,500
  1,900,000     Massachusetts State HEFA
                Brandeis University, Series I
                5.25%, 10/01/12
                Insured: MBIA....................      2,046,908
  1,500,000     Massachusetts State HEFA
                Brandeis University, Series I
                5.25%, 10/01/14
                Insured: MBIA....................      1,595,475
  1,175,000     Massachusetts State HEFA
                Dana-Farber Cancer Project, Series G-1
                6.25%, 12/01/09..................      1,279,939
  1,980,000     Massachusetts State HEFA
                Harvard University, Series AA
                5.50%, 01/15/09..................      2,213,818
  1,000,000     Massachusetts State HEFA
                Harvard University, Series Z
                5.50%, 01/15/11..................      1,129,990
  1,500,000     Massachusetts State HEFA
                Massachusetts Eye & Ear Infirmary
                Series B
                5.25%, 07/01/09
                Insured: ACA.....................      1,569,120
  2,000,000     Massachusetts State HEFA
                Massachusetts General Hospital, Series G
                5.38%, 07/01/11
                Insured: AMBAC...................      2,091,180
  2,500,000     Massachusetts State HEFA
                Partners Healthcare System, Series A
                5.25%, 07/01/15
                Insured: MBIA....................      2,601,825

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $2,465,000     Massachusetts State HEFA
                Partners Healthcare System, Series A
                5.38%, 07/01/17
                Insured: MBIA....................  $   2,559,360
  4,670,000     Massachusetts State HEFA
                Partners Healthcare System, Series B
                5.25%, 07/01/10..................      5,034,634
  1,000,000     Massachusetts State HEFA
                Simmons College, Series C
                5.00%, 10/01/14
                Insured: MBIA....................      1,045,800
  2,000,000     Massachusetts State HEFA
                Smith College, Series D
                Prerefunded 07/01/04
                5.75%, 07/01/16..................      2,203,920
  2,000,000     Massachusetts State HEFA
                University of Massachusetts, Series A
                5.25%, 07/01/14
                Insured: AMBAC...................      2,120,440
  4,950,000     Massachusetts State HFA
                Housing Project, Series A
                6.30%, 10/01/13
                Insured: AMBAC-TCRS..............      5,148,990
  1,590,000     Massachusetts State HFA
                Multi-Family Housing, Series A
                6.10%, 07/01/15
                Insured: MBIA....................      1,682,967
  2,805,000     Massachusetts State HFA
                Rental Housing Mortgage, Series C, AMT
                5.45%, 07/01/18
                Insured: AMBAC...................      2,877,088
  1,750,000     Massachusetts State HFA
                Residential Development, Series A
                6.88%, 11/15/11
                Insured: FNMA....................      1,808,293
  1,245,000     Massachusetts State HFA, Series A
                5.85%, 12/01/08
                Insured: MBIA....................      1,326,622
    900,000     Massachusetts State IFA
                Refusetech, Inc. Project, Series A
                6.15%, 07/01/02..................        920,772
  1,000,000     Massachusetts State IFA
                Refusetech, Inc. Project, Series A
                6.30%, 07/01/05..................      1,061,210
  1,550,000     Massachusetts State IFA
                Worcester Polytechnic Institute
                5.13%, 09/01/17
                Insured: MBIA....................      1,592,594
  1,390,000     Massachusetts State Port Authority
                Series A
                6.00%, 07/01/04..................      1,485,702
  1,050,000     Massachusetts State Port Authority
                Series A
                6.00%, 07/01/13..................      1,110,932
  1,385,000     Massachusetts State Port Authority, AMT
                Series B
                5.25%, 07/01/14..................      1,419,099

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $2,000,000     Massachusetts State, SP OB, Series A
                5.50%, 06/01/07..................  $   2,136,740
  2,780,000     Massachusetts State, SP OB Series A
                Pre-refunded 06/01/04
                5.75%, 06/01/11..................      3,026,836
    700,000     Massachusetts State, SP OB Series A
                Pre-refunded 06/01/04
                5.75%, 06/01/12..................        762,153
    890,000     Massachusetts State WPAT
                Loan Program, Series A
                Pre-refunded 08/01/06
                5.25%, 08/01/14..................        980,549
    110,000     Massachusetts State WPAT
                Loan Program, Series A
                Unrefunded Balance
                5.25%, 08/01/14..................        115,425
  2,000,000     Massachusetts State WPAT
                MWRA Project, Series A
                5.25%, 08/01/05..................      2,168,260
  1,280,000     Massachusetts State WPAT
                New Bedford Project, Series A
                Pre-refunded 02/01/06
                5.70%, 02/01/12..................      1,426,739
  2,835,000     Massachusetts State WPAT
                New Bedford Project, Series A
                Pre-refunded 02/01/06
                5.70%, 02/01/15..................      3,160,004
    865,000     Massachusetts State WPAT
                Pooled Loan Program, Series 1
                Pre-refunded 08/01/03
                5.60%, 08/01/13..................        933,396
  1,225,000     Massachusetts State WPAT
                Pooled Loan Program, Series 1
                Unrefunded Balance
                5.60%, 08/01/13..................      1,304,368
    730,000     Massachusetts State WPAT
                Pooled Loan Program, Series 2
                6.13%, 02/01/07..................        826,929
  1,000,000     Massachusetts State WPAT
                Pooled Loan Program, Series 7
                5.25%, 02/01/13..................      1,091,510
    935,000     Massachusetts State WPAT, Series A
                5.45%, 02/01/13..................      1,054,222
  3,000,000     Massachusetts State WRA, Series A
                Pre-refunded 11/01/06
                5.60%, 11/01/26
                Insured: FGIC....................      3,381,780
  1,000,000     Massachusetts State WRA, Series B
                5.88%, 11/01/04..................      1,052,270
  2,000,000     Massachusetts State WRA, Series B
                6.00%, 11/01/05..................      2,108,000
  2,000,000     Massachusetts State WRA, Series C
                6.00%, 12/01/11..................      2,345,180
  2,750,000     Massachusetts State WRA, Series C
                Pre-refunded 12/01/04
                5.25%, 12/01/20
                Insured: MBIA-IBC................      3,024,065

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2001

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $1,000,000     Massachusetts State WRA, Series D
                5.50%, 08/01/10..................  $   1,122,180
  1,405,000     Mendon-Upton
                Regional School District, GO
                5.50%, 06/01/15
                Insured: FGIC....................      1,510,600
  2,250,000     Nantucket Island, GO
                5.25%, 07/15/10
                Insured: MBIA....................      2,433,668
  1,425,000     Nantucket Island, GO
                6.80%, 12/01/11..................      1,458,459
  1,500,000     Palmer, GO
                5.50%, 10/01/10
                Insured: MBIA....................      1,606,545
    510,000     Peabody, Series A, GO
                5.00%, 08/01/14..................        531,945
  1,035,000     Randolph, GO
                6.00%, 04/01/04
                Insured: FGIC....................      1,117,521
  1,000,000     Route 3 North Transportation
                Improvement Association
                5.75%, 06/15/13
                Insured: MBIA....................      1,117,110
  2,000,000     Route 3 North Transportation
                Improvement Association
                5.75%, 06/15/14
                Insured: MBIA....................      2,214,360
  2,000,000     Route 3 North Transportation
                Improvement Association
                5.75%, 06/15/15
                Insured: MBIA....................      2,212,840
  1,050,000     Sandwich, GO
                5.75%, 08/15/11..................      1,204,004
  1,650,000     Shrewsbury, Municipal Purpose Loan, GO
                5.00%, 08/15/10..................      1,802,955
  1,000,000     Springfield, Municipal Purpose Loan, GO
                5.30%, 08/01/11
                Insured: AMBAC...................      1,086,630
  1,000,000     Springfield, Municipal Purpose Loan, GO
                5.30%, 08/01/13
                Insured: AMBAC...................      1,074,380
  1,255,000     Sutton, GO
                5.25%, 04/01/06
                Insured: MBIA....................      1,364,737

  PAR VALUE                                              VALUE
 ----------                                           ---------

                MASSACHUSETTS (CONTINUED)

 $3,000,000     University of Lowell Building Authority
                Fifth Series A
                5.63%, 11/01/14
                Insured: AMBAC...................  $   3,232,770
  1,455,000     University of Massachusetts
                Building Authority, Series 2
                5.50%, 11/01/09
                Insured: AMBAC...................      1,631,506
  1,705,000     Westford, GO
                5.50%, 04/01/07
                Insured: FGIC....................      1,884,826
  2,000,000     Wilmington, GO
                5.00%, 06/15/07..................      2,171,720
  1,875,000     Worcester
                Municipal Purpose Loan, Series B, GO
                5.25%, 11/01/14
                Insured: MBIA....................      2,000,138
  1,000,000     Worcester, Series G, GO
                5.30%, 07/01/15
                Insured: MBIA....................      1,054,260
                                                   -------------
                                                     222,623,853
                                                   -------------

                MISSISSIPPI - 0.90%

  2,000,000     Mississippi State, GO
                5.50%, 09/01/09..................      2,235,260
                                                   -------------

                PUERTO RICO - 2.50%

  2,675,000     Puerto Rico Commonwealth
                Highway & Transportation Authority
                5.25%, 07/01/13
                Insured: MBIA....................      2,884,212
  2,000,000     Puerto Rico Industrial Tourist
                Educational Medical & Environmental
                Control Facilities
                Inter American University, Series A
                5.25%, 10/01/12
                Insured: MBIA....................      2,199,840
  1,000,000     Puerto Rico Municipal
                Finance Agency, Series A, GO
                5.50%, 08/01/09
                Insured: FSA.....................      1,134,510
                                                   -------------
                                                       6,218,562
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    234,811,832
                                                   -------------
                (Cost $221,547,120)

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

OCTOBER 31, 2001


    SHARES                                                VALUE
 ----------                                           ---------



INVESTMENT COMPANIES - 4.52%

    437,596     Dreyfus Tax-Exempt
                Cash Management Fund.............  $     437,596
 10,826,533     Federated Tax-Free Obligations Fund   10,826,533
                                                   -------------
                TOTAL INVESTMENT COMPANIES ......     11,264,129
                                                   -------------
                (Cost $11,264,129)

TOTAL INVESTMENTS - 98.88%.......................    246,075,961
                                                   -------------
(Cost $232,811,249)

NET OTHER ASSETS AND LIABILITIES - 1.12%.........      2,776,302
                                                   -------------
NET ASSETS - 100.00%.............................  $ 248,852,263
                                                   =============

----------------------------------------
ACA        American Capital Access
AMBAC      American Municipal Bond Assurance Corp.
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to the federal AMT for individuals.
FGIC       Federal Guaranty Insurance Corp.
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance Company
GO         General Obligation
HEFA       Health and Educational Facilities Authority
HFA        Housing Finance Agency
IFA        Industrial Finance Agency
MBIA       Municipal Bond Insurance Association
MBIA-IBC   MBIA Insured Bond Certificates
MWRA       Massachusetts Water Resources Authority
SP OB      Special Obligation
TCRS       Transferable Custody Receipts
WPAT       Water Pollution Abatement Trust
WRA        Water Resource Authority

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2001

                                                                                     CONNECTICUT        FLORIDA       MASSACHUSETTS
                                                                   TAX-EXEMPT        MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                                    BOND FUND        BOND FUND         BOND FUND         BOND FUND
                                                                 --------------    -------------    --------------    -------------
ASSETS:
   Investments (Note 2):
     Investments at cost......................................   $  197,489,080    $  56,284,918    $   67,182,464    $ 106,174,073
     Net unrealized appreciation..............................       11,911,444        3,338,757         3,444,385        5,171,386
                                                                 --------------    -------------    --------------    -------------
       Total investments at value.............................      209,400,524       59,623,675        70,626,849      111,345,459
   Cash.......................................................               --               --                --               --
   Receivable for investments sold............................          817,138               --                --               --
   Receivable for shares sold.................................           39,280              382                --          470,538
   Interest and dividend receivables..........................        2,848,110          715,340         1,023,213        1,431,054
   Deferred organizational expense (Note 2)...................               --               --                --               --
                                                                 --------------    -------------    --------------    -------------
       Total Assets...........................................      213,105,052       60,339,397        71,650,062      113,247,051
                                                                 --------------    -------------    --------------    -------------

LIABILITIES:
   Dividends payable..........................................          431,552          122,449           213,583          259,964
   Payable for investments purchased..........................               --        1,144,579                --        1,275,886
   Payable for shares repurchased.............................           80,249               --            24,247           15,000
   Payable to custodian.......................................               --               --                --               --
   Advisory fee payable (Note 3)..............................           97,176           15,313            30,944           47,092
   Payable to Fleet affiliates (Note 3).......................            4,481            3,700                --            2,161
   Payable to Administrator (Note 3)..........................           24,328           12,853             9,708           17,762
   Trustees' fees and expenses payable (Note 3)...............            8,103            1,897               637            3,144
   Accrued expenses and other payables........................           26,306           20,515            16,112           22,106
                                                                 --------------    -------------    --------------    -------------
     Total Liabilities........................................          672,195        1,321,306           295,231        1,643,115
                                                                 --------------    -------------    --------------    -------------
NET ASSETS....................................................   $  212,432,857    $  59,018,091    $   71,354,831    $ 111,603,936
                                                                 ==============    =============    ==============    =============

NET ASSETS CONSIST OF:
   Par value (Note 5).........................................   $       18,754    $       5,387    $        6,905    $      10,464
   Paid-in capital in excess of par value.....................      198,880,789       56,587,512        69,255,854      107,666,506
   Undistributed (overdistributed) net investment income......          (14,883)         (14,614)              227          (19,706)
   Accumulated net realized gain (loss) on investments sold...        1,636,753         (898,951)       (1,352,540)      (1,224,714)
   Unrealized appreciation of investments.....................       11,911,444        3,338,757         3,444,385        5,171,386
                                                                 --------------    -------------    --------------    -------------
TOTAL NET ASSETS..............................................   $  212,432,857    $  59,018,091    $   71,354,831    $ 111,603,936
                                                                 ==============    =============    ==============    =============

Retail A Shares:
   Net Assets.................................................   $   20,501,524    $  27,978,353               N/A    $  33,454,627
   Shares of beneficial interest outstanding..................        1,809,912        2,553,846               N/A        3,136,770
   NET ASSET VALUE and redemption price per share.............   $        11.33    $       10.96               N/A    $       10.67
   Sales charge - 4.75% of offering price.....................             0.57             0.55               N/A             0.53
                                                                 --------------    -------------    --------------    -------------
   Maximum offering price per share...........................   $        11.90    $       11.51               N/A    $       11.20
                                                                 ==============    =============    ==============    =============

Retail B Shares:
   Net Assets.................................................   $    3,352,473    $     221,822               N/A    $     275,148
   Shares of beneficial interest outstanding..................          295,964           20,247               N/A           25,798
                                                                 --------------    -------------    --------------    -------------
   NET ASSET VALUE and offering price per share*..............   $        11.33    $       10.96               N/A    $       10.67
                                                                 ==============    =============    ==============    =============

Trust Shares:
   Net Assets.................................................   $  188,578,860    $  30,817,916    $   71,354,831    $  77,874,161
   Shares of beneficial interest outstanding..................       16,648,043        2,812,994         6,905,022        7,301,459
                                                                 --------------    -------------    --------------    -------------
   NET ASSET VALUE, offering and redemption price per share...   $        11.33    $       10.96    $        10.33    $       10.67
                                                                 ==============    =============    ==============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                   NEW JERSEY         NEW YORK       PENNSYLVANIA     RHODE ISLAND
                                                                    MUNICIPAL         MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                    BOND FUND         BOND FUND        BOND FUND        BOND FUND
                                                                 --------------    -------------    --------------   --------------
ASSETS:
   Investments (Note 2):
     Investments at cost......................................   $  100,617,143    $  96,567,352    $   23,801,523   $  122,834,502
     Net unrealized appreciation..............................        4,222,251        5,709,953         1,120,416        7,207,177
                                                                 --------------    -------------    --------------   --------------
       Total investments at value.............................      104,839,394      102,277,305        24,921,939      130,041,679
   Cash.......................................................               --               --                --               --
   Receivable for investments sold............................               --               --                --               --
   Receivable for shares sold.................................              190          155,421                --           34,715
   Interest and dividend receivables..........................        1,419,143        1,533,202           314,333        1,638,668
   Deferred organizational expense (Note 2)...................            4,823               --                --               --
                                                                 --------------    -------------    --------------   --------------
       Total Assets...........................................      106,263,550      103,965,928        25,236,272      131,715,062
                                                                 --------------    -------------    --------------   --------------

LIABILITIES:
   Dividends payable..........................................          287,078          225,238            73,911          393,148
   Payable for investments purchased..........................        1,050,825        2,331,802         1,078,555        2,440,670
   Payable for shares repurchased.............................               --            3,000                --           49,982
   Payable to custodian.......................................               --            9,543            11,818               --
   Advisory fee payable (Note 3)..............................           48,710           47,082             7,312           59,638
   Payable to Fleet affiliates (Note 3).......................              750            4,094                --               87
   Payable to Administrator (Note 3)..........................           13,997           14,858             5,790           16,401
   Trustees' fees and expenses payable (Note 3)...............              593            3,829                83            1,950
   Accrued expenses and other payables........................           34,723           16,087             7,832           20,958
                                                                 --------------    -------------    --------------   --------------
     Total Liabilities........................................        1,436,676        2,655,533         1,185,301        2,982,834
                                                                 --------------    -------------    --------------   --------------
NET ASSETS....................................................   $  104,826,874    $ 101,310,395    $   24,050,971   $  128,732,228
                                                                 ==============    =============    ==============   ==============
NET ASSETS CONSIST OF:
   Par value (Note 5).........................................   $       10,070    $       8,762    $        2,378   $       11,390
   Paid-in capital in excess of par value.....................      100,110,237       95,905,778        24,656,102      122,966,837
   Undistributed (overdistributed) net investment income......           11,272               --            (5,954)         (10,999)
   Accumulated net realized gain (loss) on investments sold...          473,044         (314,098)       (1,721,971)      (1,442,177)
   Unrealized appreciation of investments.....................        4,222,251        5,709,953         1,120,416        7,207,177
                                                                 --------------    -------------    --------------   --------------
TOTAL NET ASSETS..............................................   $  104,826,874    $ 101,310,395    $   24,050,971   $  128,732,228
                                                                 ==============    =============    ==============   ==============
Retail A Shares:
   Net Assets.................................................   $   11,248,234    $  40,409,543               N/A   $   40,256,633
   Shares of beneficial interest outstanding..................        1,080,616        3,494,705               N/A        3,561,754
   NET ASSET VALUE and redemption price per share.............   $        10.41    $       11.56               N/A   $        11.30
   Sales charge - 4.75% of offering price.....................             0.52             0.58               N/A             0.56
                                                                 --------------    -------------    --------------   --------------
   Maximum offering price per share...........................   $        10.93    $       12.14               N/A   $        11.86
                                                                 ==============    =============    ==============   ==============

Retail B Shares:
   Net Assets.................................................   $       14,410    $     206,711               N/A   $      168,964
   Shares of beneficial interest outstanding..................            1,384           17,877               N/A           14,951
                                                                 --------------    -------------    --------------   --------------
   NET ASSET VALUE and offering price per share*..............   $        10.41    $       11.56               N/A   $        11.30
                                                                 ==============    =============    ==============   ==============

Trust Shares:
   Net Assets.................................................   $   93,564,230    $  60,694,141    $   24,050,971   $   88,306,631
   Shares of beneficial interest outstanding..................        8,988,100        5,248,946         2,378,377        7,813,064
                                                                 --------------    -------------    --------------   -------------
   NET ASSET VALUE, offering and redemption price per share...   $        10.41    $       11.56    $        10.11   $        11.30
                                                                 ==============    =============    ==============   ==============

                                                                                    CONNECTICUT     MASSACHUSETTS
                                                                  INTERMEDIATE      INTERMEDIATE     INTERMEDIATE
                                                                   TAX-EXEMPT        MUNICIPAL         MUNICIPAL
                                                                   BOND FUND         BOND FUND         BOND FUND
                                                                 --------------    -------------    -------------
ASSETS:
   Investments (Note 2):
     Investments at cost......................................   $ 253,112,523     $ 133,069,357    $  232,811,249
     Net unrealized appreciation..............................      13,176,848         8,479,544        13,264,712
                                                                 --------------    -------------    --------------
       Total investments at value.............................      266,289,371      141,548,901       246,075,961
   Cash.......................................................              829               --                --
   Receivable for investments sold............................          189,300          512,570            45,200
   Interest and dividend receivables..........................        3,815,645        2,225,759         3,642,658
   Deferred organizational expense (Note 2)...................               --               --                --
                                                                 --------------    -------------    --------------
       Total Assets...........................................     270,295,145       144,287,230       249,763,819
                                                                 --------------    -------------    --------------

LIABILITIES:
   Dividends payable..........................................          758,521          395,534           680,354
   Payable for investments purchased..........................        3,273,300        1,072,044                --
   Payable for shares repurchased.............................          264,115        1,013,067            35,503
   Payable to custodian.......................................               --               --                --
   Advisory fee payable (Note 3)..............................          124,593           66,207           116,237
   Payable to Fleet affiliates (Note 3).......................            2,497            4,643             8,171
   Payable to Administrator (Note 3)..........................           23,131           19,269            27,663
   Trustees' fees and expenses payable (Note 3)...............            2,329            1,317             2,423
   Accrued expenses and other payables........................           19,089           25,763            41,205
                                                                 --------------    -------------    --------------
     Total Liabilities........................................        4,467,575        2,597,844           911,556
                                                                 --------------    -------------    --------------
NET ASSETS....................................................   $  265,827,570    $ 141,689,386    $  248,852,263
                                                                 ==============    =============    ==============

NET ASSETS CONSIST OF:
   Par value (Note 5).........................................   $       25,314    $      12,977    $       23,331
   Paid-in capital in excess of par value.....................      255,086,046      135,267,647       238,011,257
   Undistributed (overdistributed) net investment income......             (302)          (1,047)               (2)
   Accumulated net realized gain (loss) on investments sold...       (2,460,336)      (2,069,735)       (2,447,035)
   Unrealized appreciation of investments.....................       13,176,848        8,479,544        13,264,712
                                                                 --------------    -------------    --------------
TOTAL NET ASSETS..............................................   $  265,827,570    $ 141,689,386    $  248,852,263
                                                                 ==============    =============    ==============

Retail A Shares:
   Net Assets.................................................   $   13,745,600    $  27,691,485    $   57,070,629
   Shares of beneficial interest outstanding..................        1,308,935        2,536,168         5,350,598
   NET ASSET VALUE and redemption price per share.............   $        10.50    $       10.92    $        10.67
   Sales charge - 4.75% of offering price.....................             0.52             0.54              0.53
                                                                 --------------    -------------    --------------
   Maximum offering price per share...........................   $        11.02    $       11.46    $        11.20
                                                                 ==============    =============    ==============

Retail B Shares:
   Net Assets.................................................   $        5,704    $      45,825    $      652,768
   Shares of beneficial interest outstanding..................              543            4,197            61,199
                                                                 --------------    -------------    --------------
   NET ASSET VALUE and offering price per share*..............   $        10.50    $       10.92    $        10.67
                                                                 ==============    =============    ==============

Trust Shares:
   Net Assets.................................................   $  252,076,266    $ 113,952,076    $  191,128,866
   Shares of beneficial interest outstanding..................       24,004,123       10,436,552        17,919,095
                                                                 --------------    -------------    --------------
   NET ASSET VALUE, offering and redemption price per share...   $        10.50    $       10.92    $        10.67
                                                                 ==============    =============    ==============
--------------------------------------------------------------------------------

* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2001

                                                                                    CONNECTICUT         FLORIDA        MASSACHUSETTS
                                                                  TAX-EXEMPT        MUNICIPAL         MUNICIPAL         MUNICIPAL
                                                                   BOND FUND        BOND FUND         BOND FUND         BOND FUND
                                                                --------------    -------------    --------------    --------------
INVESTMENT INCOME:
   Interest (Note 2)..........................................  $   10,134,256    $   2,572,410    $    2,894,286    $   4,407,395
   Dividends (Note 2).........................................         194,689           46,875            78,187          107,871
                                                                --------------    -------------    --------------    -------------
     Total investment income..................................      10,328,945        2,619,285         2,972,473        4,515,266
                                                                --------------    -------------    --------------    -------------

EXPENSES:
   Investment advisory fee (Note 3)...........................       1,531,574          399,695           466,793          685,235
   Administration fee (Note 3)................................         134,213           34,864            41,024           59,867
   Custodian fee..............................................          13,619            7,584             7,824           10,319
   Fund accounting fee (Note 3)...............................          72,921           51,085            39,970           57,955
   Professional fees (Note 3).................................          22,122           17,268            18,616           17,991
   Transfer agent fee (Note 3)................................          16,072           12,143             5,022           14,097
   Shareholder servicing and 12b-1 fees (Note 3)..............          55,772           39,316                --           48,285
   Trustees' fees and expenses (Note 3).......................           2,771              573               928            1,334
   Amortization of organization costs (Note 2)................              --               --                --               --
   Reports to shareholders....................................          39,839           28,311             6,097           34,624
   Registration fee...........................................          36,885           21,383            11,165           23,176
   Miscellaneous..............................................          13,358            3,528            10,936            5,824
                                                                --------------    -------------    --------------    -------------
     Total expenses before reimbursement/waiver...............       1,939,146          615,750           608,375          958,707
                                                                --------------    -------------    --------------    -------------
     Less: reimbursement/waiver (Note 4)......................        (414,415)        (197,241)         (123,996)        (290,074)
                                                                --------------    -------------    --------------    -------------
     Total expenses net of reimbursement/waiver...............       1,524,731          418,509           484,379          668,633
                                                                --------------    -------------    --------------    -------------
NET INVESTMENT INCOME.........................................       8,804,214        2,200,776         2,488,094        3,846,633
                                                                --------------    -------------    --------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold...............       2,397,534          214,825           (62,497)         219,540
   Net change in unrealized appreciation of investments*......       9,551,981        2,539,104         2,955,998        4,633,296
                                                                --------------    -------------    --------------    -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...............      11,949,515        2,753,929         2,893,501        4,852,836
                                                                --------------    -------------    --------------    -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........  $   20,753,729    $   4,954,705    $    5,381,595    $   8,699,469
                                                                ==============    =============    ==============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                  NEW JERSEY         NEW YORK       PENNSYLVANIA      RHODE ISLAND
                                                                   MUNICIPAL         MUNICIPAL        MUNICIPAL         MUNICIPAL
                                                                   BOND FUND         BOND FUND      BOND FUND(1)        BOND FUND
                                                                --------------    -------------    --------------    --------------
INVESTMENT INCOME:
   Interest (Note 2)..........................................  $    1,491,226    $   4,789,928    $      961,945    $    6,278,360
   Dividends (Note 2).........................................          20,312           60,916             3,548            56,058
                                                                --------------    -------------    --------------    --------------
     Total investment income..................................       1,511,538        4,850,844           965,493         6,334,418
                                                                --------------    -------------    --------------    --------------

EXPENSES:
   Investment advisory fee (Note 3)...........................         237,875          715,809           124,808           924,812
   Administration fee (Note 3)................................          20,774           62,701            32,798            81,240
   Custodian fee..............................................           6,442            9,774             5,163            11,551
   Fund accounting fee (Note 3)...............................          43,975           52,603            10,733            59,920
   Professional fees (Note 3).................................          14,174           28,787             6,563             8,663
   Transfer agent fee (Note 3)................................           6,502           20,053            21,110             7,280
   Shareholder servicing and 12b-1 fees (Note 3)..............           5,003           58,614               454               268
   Trustees' fees and expenses (Note 3).......................             462            1,288               232             1,929
   Amortization of organization costs (Note 2)................           3,398               --                --                --
   Reports to shareholders....................................             609           38,350             1,836            20,249
   Registration fee...........................................           8,461           28,788            18,793            24,597
   Miscellaneous..............................................           4,383            5,869             3,131            17,277
                                                                --------------    -------------    --------------    --------------
     Total expenses before reimbursement/waiver...............         352,058        1,022,636           225,621         1,157,786
                                                                --------------    -------------    --------------    --------------
     Less: reimbursement/waiver (Note 4)......................        (120,128)        (197,805)          (68,595)         (318,692)
                                                                --------------    -------------    --------------    --------------
     Total expenses net of reimbursement/waiver...............         231,930          824,831           157,026           839,094
                                                                --------------    -------------    --------------    --------------
NET INVESTMENT INCOME.........................................       1,279,608        4,026,013           808,467         5,495,324
                                                                --------------    -------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold...............         685,533          434,398           (89,377)          161,920
   Net change in unrealized appreciation of investments*......         767,637        4,350,260           879,220         5,992,462
                                                                --------------    -------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...............       1,453,170        4,784,658           789,843         6,154,382
                                                                --------------    -------------    --------------    --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........  $    2,732,778    $   8,810,671    $    1,598,310    $   11,649,706
                                                                ==============    =============    ==============    ==============

                                                                                   CONNECTICUT     MASSACHUSETTS
                                                                 INTERMEDIATE     INTERMEDIATE     INTERMEDIATE
                                                                  TAX-EXEMPT        MUNICIPAL        MUNICIPAL
                                                                   BOND FUND        BOND FUND        BOND FUND
                                                                 --------------  --------------   --------------
INVESTMENT INCOME:
   Interest (Note 2)..........................................  $   12,753,736    $   7,113,507    $   11,566,327
   Dividends (Note 2).........................................         253,556          140,432           272,235
                                                                --------------    -------------    --------------
     Total investment income..................................      13,007,292        7,253,939        11,838,562
                                                                --------------    -------------    --------------

EXPENSES:
   Investment advisory fee (Note 3)...........................       2,030,981        1,108,709         1,815,892
   Administration fee (Note 3)................................         178,517           97,463           159,597
   Custodian fee..............................................          14,306           11,898            13,350
   Fund accounting fee (Note 3)...............................          69,667           55,382            76,463
   Professional fees (Note 3).................................          24,615           24,585            23,319
   Transfer agent fee (Note 3)................................           8,549           13,092            23,700
   Shareholder servicing and 12b-1 fees (Note 3)..............          15,086           30,102            79,630
   Trustees' fees and expenses (Note 3).......................           3,578            1,949             3,427
   Amortization of organization costs (Note 2)................              --               --                --
   Reports to shareholders....................................          21,143           24,986            52,907
   Registration fee...........................................          40,573           36,960            29,323
   Miscellaneous..............................................          19,658           15,008            16,575
                                                                --------------    -------------    --------------
     Total expenses before reimbursement/waiver...............       2,426,673        1,420,134         2,294,183
                                                                --------------    -------------    --------------
     Less: reimbursement/waiver (Note 4)......................        (409,889)        (270,639)         (444,989)
                                                                --------------    -------------    --------------
     Total expenses net of reimbursement/waiver...............       2,016,784        1,149,495         1,849,194
                                                                --------------    -------------    --------------
NET INVESTMENT INCOME.........................................      10,990,508        6,104,444         9,989,368
                                                                --------------    -------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold...............       5,290,345          499,467           (16,299)
   Net change in unrealized appreciation of investments*......       7,787,165        6,482,672        11,280,291
                                                                --------------    -------------    --------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...............      13,077,510        6,982,139        11,263,992
                                                                --------------    -------------    --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........  $   24,068,018    $  13,086,583    $   21,253,360
                                                                ==============    =============    ==============

--------------------------------------------------------------------------------

* Net change in unrealized appreciation for the New Jersey Municipal Bond Fund does not include unrealized appreciation in connection with the acquisition of The Pillar Funds (see Note 10).
(1) For the period January 1, 2001 through October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                    PENNSYLVANIA
                                                                      MUNICIPAL
                                                                      BOND FUND
                                                                    ------------
INVESTMENT INCOME:
   Interest ....................................................   $  1,495,000
   Dividends ...................................................             --
                                                                   ------------
     Total investment income ...................................      1,495,000
                                                                   ------------

EXPENSES:
   Investment advisory fee .....................................        168,000
   Administration fee ..........................................         55,000
   Custody fee .................................................          7,000
   Transfer agency fee .........................................         33,000
   Professional fees ...........................................          3,000
   Registration fees ...........................................          2,000
   Distribution fees ...........................................          1,000
   Printing expense ............................................          6,000
   Amortization of deferred organizational costs ...............             --
   Insurance and other expenses ................................          8,000
                                                                   ------------
     Total expenses ............................................        283,000
                                                                   ------------
     Less: Investment advisory fee waived ......................        (58,000)
                                                                   ------------
     Net expenses ..............................................        225,000
                                                                   ------------
NET INVESTMENT INCOME ...........................................     1,270,000
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments sold .......................     (1,363,000)
   Net change in unrealized appreciation of investments ........      3,447,000
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $  3,354,000
                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      This page left blank intentionally.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 TAX-EXEMPT                                  CONNECTICUT
                                                                  BOND FUND                              MUNICIPAL BOND FUND
                                                    -----------------------------------         -----------------------------------
                                                           YEARS ENDED OCTOBER 31,                     YEARS ENDED OCTOBER 31,

                                                         2001                  2000                  2001                  2000
                                                    -------------         -------------         -------------         -------------

NET ASSETS AT BEGINNING OF PERIOD................   $ 199,070,668         $ 171,085,496         $  48,599,757         $  44,562,475
                                                    -------------         -------------         -------------         -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income.........................       8,804,214             8,688,402             2,200,776             1,968,012
   Net realized gain (loss) on investments sold..       2,397,534              (670,993)              214,825              (291,686)
   Net change in unrealized appreciation
     (depreciation) of investments...............       9,551,981             7,272,858             2,539,104             1,610,242
                                                    -------------         -------------         -------------         -------------
     Net increase (decrease) in net assets
       resulting from operations.................      20,753,729            15,290,267             4,954,705             3,286,568
                                                    -------------         -------------         -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income.........................        (819,928)           (1,002,130)           (1,088,243)           (1,059,549)
                                                    -------------         -------------         -------------         -------------
     Total Dividends.............................        (819,928)           (1,002,130)           (1,088,243)           (1,059,549
                                                    -------------         -------------         -------------         -------------

   RETAIL B SHARES:
   Net investment income.........................        (122,517)             (126,624)                 (527)                  N/A
                                                    -------------         -------------         -------------         -------------
     Total Dividends.............................        (122,517)             (126,624)                 (527)                  N/A
                                                    -------------         -------------         -------------         -------------

   SHARES*:
   Net investment income.........................             N/A                   N/A                   N/A                   N/A
                                                    -------------         -------------         -------------         -------------
     Total Dividends.............................             N/A                   N/A                   N/A                   N/A
                                                    -------------         -------------         -------------         -------------

   TRUST SHARES:
   Net investment income.........................      (7,861,769)           (7,559,648)           (1,112,006)             (908,463)
                                                    -------------         -------------         -------------         -------------
     Total Dividends.............................      (7,861,769)           (7,559,648)           (1,112,006)             (908,463)
                                                    -------------         -------------         -------------         -------------

     Total Dividends to shareholders.............      (8,804,214)           (8,688,402)           (2,200,776)           (1,968,012)
                                                    -------------         -------------         -------------         -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)      1,412,674            21,383,307             7,664,405             2,718,726
                                                    -------------         -------------         -------------         -------------
   Net increase (decrease) in net assets.........      13,362,189            27,985,172            10,418,334             4,037,282
                                                    -------------         -------------         -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...   $ 212,432,857         $ 199,070,668         $  59,018,091         $  48,599,757
                                                    =============         =============         =============         =============

(A) Undistributed (overdistributed) net
   investment income.............................   $     (14,883)        $     (14,883)        $     (14,614)        $     (14,614)
                                                    =============         =============         =============         =============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                FLORIDA
                                                                          MUNICIPAL BOND FUND
                                                                  -----------------------------------
                                                     YEARS ENDED            YEARS ENDED           YEAR ENDED
                                                     OCTOBER 31,         JUNE 1, 2000 TO           MAY 31,
                                                       2001              OCTOBER 31, 2000            2000
                                                    -------------         -------------         -------------
NET ASSETS AT BEGINNING OF PERIOD................   $  61,773,044         $  61,154,145         $  68,796,000
                                                    -------------         -------------         -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income.........................       2,488,094             1,089,352             2,924,000
   Net realized gain (loss) on investments sold..         (62,497)             (630,739)             (659,000)
   Net change in unrealized appreciation
     (depreciation) of investments...............       2,955,998             2,960,565            (3,569,000)
                                                    -------------         -------------         -------------
     Net increase (decrease) in net assets
       resulting from operations.................       5,381,595             3,419,178            (1,304,000)
                                                    -------------         -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income.........................             N/A                   N/A                   N/A
                                                    -------------         -------------         -------------
     Total Dividends.............................             N/A                   N/A                   N/A
                                                    -------------         -------------         -------------

   RETAIL B SHARES:
   Net investment income.........................             N/A                   N/A                   N/A
                                                    -------------         -------------         -------------
     Total Dividends.............................             N/A                   N/A                   N/A
                                                    -------------         -------------         -------------

   SHARES*:
   Net investment income.........................             N/A                   N/A            (2,923,855)
                                                    -------------         -------------         -------------
     Total Dividends.............................             N/A                   N/A            (2,923,855)
                                                    -------------         -------------         -------------

   TRUST SHARES:
   Net investment income.........................      (2,488,094)           (1,088,989)                  N/A
                                                    -------------         -------------         -------------
     Total Dividends.............................      (2,488,094)           (1,088,989)                  N/A
                                                    -------------         -------------         -------------

     Total Dividends to shareholders.............      (2,488,094)           (1,088,989)           (2,923,855)
                                                    -------------         -------------         -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)      6,688,286            (1,711,290)           (3,414,000)
                                                    -------------         -------------         -------------
   Net increase (decrease) in net assets.........       9,581,787               618,899            (7,641,855)
                                                    -------------         -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...   $  71,354,831         $  61,773,044         $  61,154,145
                                                    =============         =============         =============

(A) Undistributed (overdistributed) net
   investment income.............................   $         227         $         227         $          --
                                                    =============         =============         =============


                                                                MASSACHUSETTS
                                                             MUNICIPAL BOND FUND
                                                    -----------------------------------
                                                            YEARS ENDED OCTOBER 31,

                                                          2001                  2000
                                                    -------------         -------------

NET ASSETS AT BEGINNING OF PERIOD................   $  78,158,475         $  73,593,103
                                                    -------------         -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income.........................       3,846,633             3,474,943
   Net realized gain (loss) on investments sold..         219,540            (1,004,595)
   Net change in unrealized appreciation
     (depreciation) of investments...............       4,633,296             3,652,816
                                                    -------------         -------------
     Net increase (decrease) in net assets
       resulting from operations.................       8,699,469             6,123,164
                                                    -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income.........................      (1,374,435)           (1,589,697)
                                                    -------------         -------------
     Total Dividends.............................      (1,374,435)           (1,589,697)
                                                    -------------         -------------

   RETAIL B SHARES:
   Net investment income.........................          (5,325)                  N/A
                                                    -------------         -------------
     Total Dividends.............................          (5,325)                  N/A
                                                    -------------         -------------

   SHARES*:
   Net investment income.........................             N/A                   N/A
                                                    -------------         -------------
     Total Dividends.............................             N/A                   N/A
                                                    -------------         -------------

   TRUST SHARES:
   Net investment income.........................      (2,466,873)           (1,885,246)
                                                    -------------         -------------
     Total Dividends.............................      (2,466,873)           (1,885,246)
                                                    -------------         -------------

     Total Dividends to shareholders.............      (3,846,633)           (3,474,943)
                                                    -------------         -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)     28,592,625             1,917,151
                                                    -------------         -------------
   Net increase (decrease) in net assets.........      33,445,461             4,565,372
                                                    -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...   $ 111,603,936         $  78,158,475
                                                    =============         =============

(A) Undistributed (overdistributed) net
   investment income.............................   $     (19,706)        $     (21,727)
                                                    =============         =============
--------------------------------------------------------------------------------

(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 76 - 79.
* Prior to June 26, 2000, the Florida Municipal Bond Fund offered only one series of shares, which are included in these balances (see Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS


                                                                 NEW JERSEY                                   NEW YORK
                                                             MUNICIPAL BOND FUND                         MUNICIPAL BOND FUND
                                                    -----------------------------------         -----------------------------------
                                                           YEARS ENDED OCTOBER 31,                     YEARS ENDED OCTOBER 31,

                                                         2001                  2000                  2001                  2000
                                                    -------------         -------------         -------------         -------------

NET ASSETS AT BEGINNING OF PERIOD................   $  11,371,583         $   8,723,906         $  89,211,316         $  78,038,771
                                                    -------------         -------------         -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income.........................       1,279,608               411,448             4,026,013             3,935,948
   Net realized gain (loss) on investments sold..         685,533              (148,987)              434,398              (462,422)
   Net change in unrealized appreciation
     (depreciation) of investments...............         767,637               477,226             4,350,260             3,869,503
                                                    -------------         -------------         -------------         -------------
     Net increase (decrease) in net assets
       resulting from operations.................       2,732,778               739,687             8,810,671             7,343,029
                                                    -------------         -------------         -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income.........................        (173,434)              (39,818)           (1,653,572)           (1,917,353)
   Distributions in excess of net investment income            --                    --                    --                    --
   Net realized gain on investments..............              --                    --                    --                    --
                                                    -------------         -------------         -------------         -------------
     Total Dividends.............................        (173,434)              (39,818)           (1,653,572)           (1,917,353)
                                                    -------------         -------------         -------------         -------------

   RETAIL B SHARES:
   Net investment income.........................            (156)                  N/A                (1,556)                  N/A
                                                    -------------         -------------         -------------         -------------
     Total Dividends.............................            (156)                  N/A                (1,556)                  N/A
                                                    -------------         -------------         -------------         -------------

   TRUST/CLASS I SHARES:
   Net investment income.........................      (1,106,018)             (371,630)           (2,370,888)           (2,181,119)
   Distributions in excess of net investment income            --                    --                    --                    --
   Net realized gain on investments..............              --                    --                    --                    --
                                                    -------------         -------------         -------------         -------------
     Total Dividends.............................      (1,106,018)             (371,630)           (2,370,888)           (2,181,119)
                                                    -------------         -------------         -------------         -------------

   BKB SHARES:
   Net investment income.........................             N/A                   N/A                   N/A                   N/A
                                                    -------------         -------------         -------------         -------------
     Total Dividends.............................             N/A                   N/A                   N/A                   N/A
                                                    -------------         -------------         -------------         -------------

     Total Dividends to shareholders.............      (1,279,608)             (411,448)           (4,026,016)           (4,098,472)
                                                    -------------         -------------         -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)     92,002,121             2,319,438             7,314,424             7,927,988
                                                    -------------         -------------         -------------         -------------
   Net increase (decrease) in net assets.........      93,455,291             2,647,677            12,099,079            11,172,545
                                                    -------------         -------------         -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...   $ 104,826,874         $  11,371,583         $ 101,310,395         $  89,211,316
                                                    =============         =============         =============         =============

(A) Undistributed (overdistributed) net
    investment income                               $      11,272         $       8,714         $          --         $           3
                                                    =============         =============         =============         =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                PENNSYLVANIA
                                                              MUNICIPAL BOND FUND
                                                  ------------------------------------
                                                     PERIOD FROM                 YEARS ENDED DECEMBER 31,
                                                  JANUARY 1, 2001 TO
                                                   OCTOBER 31, 2001            2000                  1999
                                                    -------------         -------------         -------------

NET ASSETS AT BEGINNING OF PERIOD................   $  24,817,260         $  32,303,000         $  38,091,000
                                                    -------------         -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income.........................         808,467             1,270,000             1,544,000
   Net realized gain (loss) on investments sold..         (89,377)           (1,363,000)               (6,000)
   Net change in unrealized appreciation
     (depreciation) of investments...............         879,220             3,447,000            (4,054,000)
                                                    -------------         -------------         -------------
     Net increase (decrease) in net assets
       resulting from operations.................       1,598,310             3,354,000            (2,516,000)
                                                    -------------         -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income.........................          (7,139)              (14,000)              (15,000)
   Distributions in excess of net investment income           (52)                   --                    --
   Net realized gain on investments..............              --                    --                (4,000)
                                                    -------------         -------------         -------------
     Total Dividends.............................          (7,191)              (14,000)              (19,000)
                                                    -------------         -------------         -------------

   RETAIL B SHARES:
   Net investment income.........................             N/A                   N/A                   N/A
                                                    -------------         -------------         -------------
     Total Dividends.............................             N/A                   N/A                   N/A
                                                    -------------         -------------         -------------

   TRUST/CLASS I SHARES:
   Net investment income.........................        (804,304)           (1,256,000)           (1,529,000)
   Distributions in excess of net investment income        (5,868)                   --                    --
   Net realized gain on investments..............              --                    --              (365,000)
                                                    -------------         -------------         -------------
     Total Dividends.............................        (810,172)           (1,256,000)           (1,894,000)
                                                    -------------         -------------         -------------

   BKB SHARES:
   Net investment income.........................             N/A                   N/A                   N/A
                                                    -------------         -------------         -------------
     Total Dividends.............................             N/A                   N/A                   N/A
                                                    -------------         -------------         -------------

     Total Dividends to shareholders.............        (817,363)           (1,270,000)           (1,913,000)
                                                    -------------         -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)     (1,547,236)           (9,570,000)           (1,359,000)
                                                    -------------         -------------         -------------
   Net increase (decrease) in net assets.........        (766,289)           (7,486,000)           (5,788,000)
                                                    -------------         -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...   $  24,050,971         $  24,817,000         $  32,303,000
                                                    =============         =============         =============

(A) Undistributed (overdistributed) net investment
    income                                          $      (5,954)        $          --         $          --
                                                    =============         =============         =============


                                                                RHODE ISLAND
                                                             MUNICIPAL BOND FUND
                                                    -----------------------------------
                                                           YEARS ENDED OCTOBER 31,

                                                         2001                  2000
                                                    -------------         -------------
NET ASSETS AT BEGINNING OF PERIOD................   $ 119,038,227         $  19,833,264
                                                    -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income.........................       5,495,324             2,650,176
   Net realized gain (loss) on investments sold..         161,920              (208,694)
   Net change in unrealized appreciation
     (depreciation) of investments...............       5,992,462             3,049,944
                                                    -------------         -------------
     Net increase (decrease) in net assets
       resulting from operations.................      11,649,706             5,491,426
                                                    -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A/CLASS A SHARES:
   Net investment income.........................      (1,390,549)           (1,101,845)
   Distributions in excess of net investment income            --                    --
   Net realized gain on investments..............              --                    --
                                                    -------------         -------------
     Total Dividends.............................      (1,390,549)           (1,101,845)
                                                    -------------         -------------

   RETAIL B SHARES:
   Net investment income.........................          (1,084)                  N/A
                                                    -------------         -------------
     Total Dividends.............................          (1,084)                  N/A
                                                    -------------         -------------

   TRUST/CLASS I SHARES:
   Net investment income.........................      (3,819,133)           (1,356,898)
   Distributions in excess of net investment income            --                    --
   Net realized gain on investments..............              --                    --
                                                    -------------         -------------
     Total Dividends.............................      (3,819,133)           (1,356,898)
                                                    -------------         -------------

   BKB SHARES:
   Net investment income.........................        (284,558)             (191,433)
                                                    -------------         -------------
     Total Dividends.............................        (284,558)             (191,433)
                                                    -------------         -------------

     Total Dividends to shareholders.............      (5,495,324)           (2,650,176)
                                                    -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1)      3,539,619            96,363,713
                                                    -------------         -------------
   Net increase (decrease) in net assets.........       9,694,001            99,204,963
                                                    -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A)...   $ 128,732,228         $ 119,038,227
                                                    =============         =============

(A) Undistributed (overdistributed) net investment
    income                                          $    (10,999)         $     (10,999)
                                                    =============         =============

--------------------------------------------------------------------------------

(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 79 - 82.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS


                                                                                                 INTERMEDIATE
                                                                                             TAX-EXEMPT BOND FUND
                                                                          ----------------------------------------------------------
                                                                            YEAR ENDED            PERIOD FROM           YEAR ENDED
                                                                            OCTOBER 31,        JUNE 1, 2000 TO           MAY 31,
                                                                               2001           OCTOBER 31, 2000            2000
                                                                          -------------         -------------         -------------

NET ASSETS AT BEGINNING OF PERIOD......................................   $ 278,660,555         $ 296,710,555         $ 356,995,000
                                                                          -------------         -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income...............................................      10,990,508             5,309,602            14,904,000
   Net realized gain (loss) on investments sold........................       5,290,345            (1,438,177)           (6,305,000)
   Net change in unrealized appreciation
     (depreciation) of investments.....................................       7,787,165            13,867,739           (15,145,000)
                                                                          -------------         -------------         -------------
     Net increase (decrease) in net assets
       resulting from operations.......................................      24,068,018            17,739,164            (6,546,000)
                                                                          -------------         -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income...............................................        (177,221)                 (278)                  N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................        (177,221)                 (278)                  N/A
                                                                          -------------         -------------         -------------

   RETAIL B SHARES:
   Net investment income...............................................             (65)                  N/A                   N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................             (65)                  N/A                   N/A
                                                                          -------------         -------------         -------------

   SHARES*:
   Net investment income...............................................              --              (887,981)          (14,919,445)
   Net realized gain on investments....................................              --                    --            (3,786,000)
                                                                          -------------         -------------         -------------
     Total Dividends...................................................              --              (887,981)          (18,705,445)
                                                                          -------------         -------------         -------------

   TRUST SHARES:
   Net investment income...............................................     (10,408,466)           (4,090,860)                  N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................     (10,408,466)           (4,090,860)                  N/A
                                                                          -------------         -------------         -------------

   BKB SHARES:
   Net investment income...............................................        (404,756)             (315,375)                  N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................        (404,756)             (315,375)                  N/A
                                                                          -------------         -------------         -------------

     Total Dividends to shareholders...................................     (10,990,508)           (5,294,494)          (18,705,445)
                                                                          -------------         -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....................     (25,910,495)          (30,494,670)          (35,033,000)
                                                                          -------------         -------------         -------------
   Net increase (decrease) in net assets...............................     (12,832,985)          (18,050,000)          (60,284,445)
                                                                          -------------         -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........................   $ 265,827,570         $ 278,660,555         $ 296,710,555
                                                                          =============         =============         =============

(A) (Overdistributed) net investment income............................   $        (302)        $        (302)        $     (19,000)
                                                                          =============         =============         =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                            CONNECTICUT INTERMEDIATE
                                                                                               MUNICIPAL BOND FUND
                                                                           ---------------------------------------------------------
                                                                            YEAR ENDED            PERIOD FROM           YEAR ENDED
                                                                            OCTOBER 31,         JUNE 1, 2000 TO           MAY 31,
                                                                               2001            OCTOBER 31, 2000            2000
                                                                          -------------         -------------         -------------

NET ASSETS AT BEGINNING OF PERIOD......................................   $ 152,227,290         $ 148,901,936         $ 187,725,000
                                                                          -------------         -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income...............................................       6,104,444             2,768,776             7,730,000
   Net realized gain (loss) on investments sold........................         499,467              (615,088)           (1,938,000)
   Net change in unrealized appreciation
     (depreciation) of investments.....................................       6,482,672             6,649,166            (8,643,000)
                                                                          -------------         -------------         -------------
     Net increase (decrease) in net assets
       resulting from operations.......................................      13,086,583             8,802,854            (2,851,000)
                                                                          -------------         -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income...............................................        (383,010)                 (452)                  N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................        (383,010)                 (452)                  N/A
                                                                          -------------         -------------         -------------

   RETAIL B SHARES:
   Net investment income...............................................            (191)                  N/A                   N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................            (191)                  N/A                   N/A
                                                                          -------------         -------------         -------------

   SHARES*:
   Net investment income...............................................              --              (454,853)           (7,730,064)
   Net realized gain on investments....................................              --                    --              (892,000)
                                                                          -------------         -------------         -------------
     Total Dividends...................................................              --              (454,853)           (8,622,064)
                                                                          -------------         -------------         -------------

   TRUST SHARES:
   Net investment income...............................................      (4,918,263)           (1,842,145)                  N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................      (4,918,263)           (1,842,145)                  N/A
                                                                          -------------         -------------         -------------

   BKB SHARES:
   Net investment income...............................................        (802,980)             (471,635)                  N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................        (802,980)             (471,635)                  N/A
                                                                          -------------         -------------         -------------

     Total Dividends to shareholders...................................      (6,104,444)           (2,769,085)           (8,622,064)
                                                                          -------------         -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....................     (17,520,043)           (2,708,415)          (27,350,000)
                                                                          -------------         -------------         -------------
   Net increase (decrease) in net assets...............................     (10,537,904)            3,325,354           (38,823,064)
                                                                          -------------         -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........................   $ 141,689,386         $ 152,227,290         $ 148,901,936
                                                                          =============         =============         =============

(A) (Overdistributed) net investment income............................   $      (1,047)        $      (1,047)        $          --
                                                                          =============         =============         =============


                                                                                          MASSACHUSETTS INTERMEDIATE
                                                                                             MUNICIPAL BOND FUND
                                                                          ---------------------------------------------------------
                                                                            YEAR ENDED            PERIOD FROM           YEAR ENDED
                                                                            OCTOBER 31,         JUNE 1, 2000 TO           MAY 31,
                                                                               2001            OCTOBER 31, 2000            2000
                                                                          -------------         -------------         -------------

NET ASSETS AT BEGINNING OF PERIOD......................................   $ 232,353,352         $ 231,140,208         $ 267,871,000
                                                                          -------------         -------------         -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income...............................................       9,989,368             4,241,452            11,388,000
   Net realized gain (loss) on investments sold........................         (16,299)           (1,215,747)           (1,141,000)
   Net change in unrealized appreciation
     (depreciation) of investments.....................................      11,280,291            10,490,315           (14,553,000)
                                                                          -------------         -------------         -------------
     Net increase (decrease) in net assets
       resulting from operations.......................................      21,253,360            13,516,020            (4,306,000)
                                                                          -------------         -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income...............................................        (828,367)              (12,364)                  N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................        (828,367)              (12,364)                  N/A
                                                                          -------------         -------------         -------------

   RETAIL B SHARES:
   Net investment income...............................................          (4,341)                  N/A                   N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................          (4,341)                  N/A                   N/A
                                                                          -------------         -------------         -------------

   SHARES*:
   Net investment income...............................................              --              (703,423)          (11,388,000)
   Net realized gain on investments....................................              --                    --                    --
                                                                          -------------         -------------         -------------
     Total Dividends...................................................              --              (703,423)          (11,388,000)
                                                                          -------------         -------------         -------------

   TRUST SHARES:
   Net investment income...............................................      (7,708,568)           (2,664,672)                  N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................      (7,708,568)           (2,664,672)                  N/A
                                                                          -------------         -------------         -------------

   BKB SHARES:
   Net investment income...............................................      (1,448,092)             (861,423)                  N/A
                                                                          -------------         -------------         -------------
     Total Dividends...................................................      (1,448,092)             (861,423)                  N/A
                                                                          -------------         -------------         -------------

     Total Dividends to shareholders...................................      (9,989,368)           (4,241,882)          (11,388,000)
                                                                          -------------         -------------         -------------
NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1).....................       5,234,919            (8,060,994)          (21,037,000)
                                                                          -------------         -------------         -------------
   Net increase (decrease) in net assets...............................      16,498,911             1,213,144           (36,731,000)
                                                                          -------------         -------------         -------------

NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........................   $ 248,852,263         $ 232,353,352         $ 231,140,000
                                                                          =============         =============         =============

(A) (Overdistributed) net investment income............................   $          (2)        $          (2)        $          --
                                                                          =============         =============         =============

---------------------------------------------------------

(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 83 - 85.
* Prior to June 26, 2000, the Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                        TAX-EXEMPT BOND FUND
                                                                 ------------------------------------------------------------------
                                                                                       YEARS ENDED OCTOBER 31,
                                                                               2001                               2000
                                                                 -------------------------------    -------------------------------
                                                                     SHARES           DOLLARS           SHARES            DOLLARS
                                                                 --------------    -------------    --------------    -------------

RETAIL A SHARES:
   Sold.....................................................            289,326    $   3,214,343         1,791,797    $  18,608,441
   Issued to shareholders in reinvestment of dividends......             59,139          653,787            74,101          773,338
   Repurchased..............................................           (525,742)      (5,775,794)       (2,366,348)     (24,605,217)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............           (177,277)   $  (1,907,664)         (500,450)   $  (5,223,438)
                                                                 ==============    =============    ==============    =============

RETAIL B SHARES:
   Sold.....................................................             34,057    $     378,555            49,544    $     513,626
   Issued to shareholders in reinvestment of dividends......              8,431           93,229             8,683           90,739
   Repurchased..............................................            (67,221)        (740,119)          (64,874)        (669,832)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............            (24,733)   $    (268,335)           (6,647)   $     (65,467)
                                                                 ==============    =============    ==============    =============

TRUST SHARES:
   Sold.....................................................          3,281,120    $  36,306,114         7,048,235    $  72,972,198
   Issued to shareholders in reinvestment of dividends......            260,283        2,878,682           273,242        2,855,131
   Repurchased..............................................         (3,219,684)     (35,596,123)       (4,737,720)     (49,155,117)
                                                                 --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................            321,719    $   3,588,673         2,583,757    $  26,672,212
                                                                 ==============    =============    ==============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                   CONNECTICUT MUNICIPAL BOND FUND
                                                                  ------------------------------------------------------------------
                                                                                        YEARS ENDED OCTOBER 31,
                                                                                2001                               2000
                                                                  -------------------------------    -------------------------------
                                                                      SHARES           DOLLARS           SHARES            DOLLARS
                                                                  --------------    -------------    --------------    -------------

RETAIL A SHARES:
   Sold.....................................................            552,086    $   5,931,000           700,973        7,153,911
   Issued to shareholders in reinvestment of dividends......             77,304          829,481            79,825          811,895
   Repurchased..............................................           (514,320)      (5,521,172)         (989,731)     (10,020,426)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............            115,070    $   1,239,309          (208,933)   $  (2,054,620)
                                                                 ==============    =============    ==============    =============

RETAIL B SHARES:
   Sold.....................................................             20,214    $     220,572               N/A              N/A
   Issued to shareholders in reinvestment of dividends......                 33              351               N/A              N/A
   Repurchased..............................................                 --               --               N/A              N/A
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............             20,247    $     220,923               N/A              N/A
                                                                 ==============    =============    ==============    =============

TRUST SHARES:
   Sold.....................................................          1,659,137    $  17,783,542           940,347    $   9,561,855
   Issued to shareholders in reinvestment of dividends......                242            2,601               274            2,786
   Repurchased..............................................         (1,083,986)     (11,581,970)         (471,802)      (4,791,295)
                                                                 --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................            575,393    $   6,204,173           468,819    $   4,773,346
                                                                 ==============    =============    ==============    =============

--------------------------------------------------------------------------------

* The Fund began issuing Retail B Shares on March 1, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                               FLORIDA MUNICIPAL BOND FUND
                                                      -----------------------------------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,    PERIOD FROM JUNE 1, 2000     YEAR ENDED MAY 31,
                                                                2001                TO OCTOBER 31, 2000              2000
                                                      -------------------------  ------------------------  ------------------------
                                                         SHARES       DOLLARS      SHARES       DOLLARS       SHARES       DOLLARS
                                                      -----------  ------------  ----------- ------------  -----------  -----------

RETAIL A SHARES:
   Sold..........................................             N/A           N/A          N/A          N/A          N/A          N/A
   Issued in connection with acquisition (Note 10)            N/A           N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A           N/A          N/A          N/A          N/A          N/A
   Repurchased...................................             N/A           N/A          N/A          N/A          N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase (decrease) in shares outstanding.             N/A           N/A          N/A          N/A          N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========
RETAIL B SHARES:
   Sold..........................................             N/A           N/A          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A           N/A          N/A          N/A          N/A          N/A
   Repurchased...................................             N/A           N/A          N/A          N/A          N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase in shares outstanding............             N/A           N/A          N/A          N/A          N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========
SHARES*:
   Sold..........................................             N/A           N/A      118,755 $  1,137,471    1,946,000  $18,910,000
   Issued to shareholders in reinvestment of dividends        N/A           N/A           --           --        4,000       36,000
   Repurchased...................................             N/A           N/A      (57,681)    (556,316)  (2,312,000) (22,360,000)
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase (decrease) in shares outstanding.             N/A           N/A       61,074 $    581,155     (362,000) $(3,414,000)
                                                      ===========  ============  =========== ============  ===========  ===========

TRUST SHARES:
   Sold..........................................       1,414,640   $14,472,345      345,470  $ 3,414,114          N/A          N/A
   Issued in connection with acquisition (Note 10)             --           --            --           --          N/A          N/A
   Issued to shareholders in reinvestment of dividends        853         8,643          873        8,573          N/A          N/A
   Repurchased...................................        (769,612)   (7,792,702)    (581,217)  (5,715,132)         N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase (decrease) in shares outstanding.         645,881   $ 6,688,286     (234,874) $(2,292,445)         N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     MASSACHUSETTS MUNICIPAL BOND FUND
                                                         ---------------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                                 2001**                    2000
                                                         ---------------------------    --------------------------
                                                            SHARES         DOLLARS        SHARES         DOLLARS
                                                         -----------    ------------    -----------   ------------
RETAIL A SHARES:
   Sold..........................................            236,344    $  2,473,155      1,235,531   $ 12,208,956
   Issued in connection with acquisition (Note 10)                --              --             --             --
   Issued to shareholders in reinvestment of dividends       104,436       1,089,031        117,115      1,155,697
   Repurchased...................................           (552,628)     (5,725,950)    (2,070,848)   (20,326,271)
                                                         -----------    ------------    -----------   ------------
   Net increase (decrease) in shares outstanding.           (211,848)   $ (2,163,764)      (718,202)  $ (6,961,618)
                                                         ===========    ============    ===========   ============
RETAIL B SHARES:
   Sold..........................................             25,290    $    264,593            N/A            N/A
   Issued to shareholders in reinvestment of dividends           508           5,324            N/A            N/A
                                                         -----------    ------------    -----------   ------------
   Repurchased...................................             25,798    $    269,917            N/A            N/A
                                                         ===========    ============    ===========   ============
   Net increase in shares outstanding............                N/A             N/A            N/A            N/A

SHARES*:
   Sold..........................................                N/A             N/A            N/A            N/A
   Issued to shareholders in reinvestment of dividends           N/A             N/A            N/A            N/A
   Repurchased...................................                N/A             N/A            N/A            N/A
                                                         -----------    ------------    -----------   ------------
   Net increase (decrease) in shares outstanding.                N/A             N/A            N/A            N/A
                                                         ===========    ============    ===========   ============

TRUST SHARES:
   Sold..........................................          3,485,944      36,447,600      2,212,486   $ 21,729,952
   Issued in connection with acquisition (Note 10)                --             --              --             --
   Issued to shareholders in reinvestment of dividends         4,650          48,527          3,510         34,688
   Repurchased...................................           (576,745)     (6,009,655)    (1,300,931)   (12,885,871)
                                                         -----------    ------------    -----------   ------------
   Net increase (decrease) in shares outstanding.          2,913,849    $ 30,486,472        915,065   $  8,878,769
                                                         ===========    ============    ===========   ============

                                                                      NEW JERSEY MUNICIPAL BOND FUND
                                                         ---------------------------------------------------------
                                                                         YEARS ENDED OCTOBER 31,
                                                                    2001**                        2000
                                                         ---------------------------    --------------------------
                                                            SHARES         DOLLARS        SHARES        DOLLARS
                                                         -----------    ------------    -----------   ------------

RETAIL A SHARES:
   Sold..........................................            202,589    $  2,021,157        318,940   $ 3,073,935
   Issued in connection with acquisition (Note 10)           789,561       8,150,971             --            --
   Issued to shareholders in reinvestment of dividends        17,065         175,121          3,639        35,305
   Repurchased...................................            (49,791)       (509,996)      (337,502)   (3,250,420)
                                                         -----------    ------------    -----------   ------------
   Net increase (decrease) in shares outstanding.            959,424    $  9,837,253        (14,923)  $  (141,180)
                                                         ===========    ============    ===========   ============
RETAIL B SHARES:
   Sold..........................................              1,374    $     14,000            N/A           N/A
   Issued to shareholders in reinvestment of dividends            10             108            N/A           N/A
   Repurchased...................................                 --              --            N/A           N/A
                                                         -----------    ------------    -----------   ------------
   Net increase in shares outstanding............              1,384    $     14,108            N/A           N/A
                                                         ===========    ============    ===========   ============
SHARES*:
   Sold..........................................                N/A             N/A            N/A           N/A
   Issued to shareholders in reinvestment of dividends           N/A             N/A            N/A           N/A
   Repurchased...................................                N/A             N/A            N/A           N/A
                                                         -----------    ------------    -----------   ------------
   Net increase (decrease) in shares outstanding.                N/A             N/A            N/A           N/A
                                                         ===========    ============    ===========   ============

TRUST SHARES:
   Sold..........................................            352,482    $  3,628,794        315,159   $ 3,057,446
   Issued in connection with acquisition (Note 10)         7,956,929      82,140,097             --            --
   Issued to shareholders in reinvestment of dividends        10,861         112,506            144         1,392
   Repurchased...................................           (361,513)     (3,730,637)       (62,190)     (598,220)
                                                         -----------    ------------    -----------   ------------
   Net increase (decrease) in shares outstanding.          7,958,759    $ 82,150,760        253,113   $ 2,460,618
                                                         ===========    ============    ===========   ============

--------------------------------------------------------------------------------

   * Prior to June 26, 2000, the Florida Municipal Bond Fund offered only one series of shares, which are included in these balances (see Note 9).
  ** The Fund began issuing Retail B Shares on March 1, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                    NEW YORK MUNICIPAL BOND FUND
                                                                 ------------------------------------------------------------------
                                                                                       YEARS ENDED OCTOBER 31,
                                                                               2001*                              2000
                                                                 -------------------------------    -------------------------------
                                                                     SHARES           DOLLARS           SHARES            DOLLARS
                                                                 --------------    -------------    --------------    -------------

RETAIL A/CLASS A SHARES:
   Sold.....................................................            320,397    $   3,620,469         1,503,874    $  16,030,595
   Issued to shareholders in reinvestment of dividends......            115,068        1,306,449           137,108        1,467,088
     15,000
   Redeemed from shareholders due to conversion of Class A Shares
     into Trust Shares......................................                 --               --                --               --
   Repurchased..............................................           (463,365)      (5,265,459)       (2,028,517)     (21,641,046)
                                                                 --------------    -------------    --------------    -------------
   Net (decrease) in shares outstanding.....................            (27,900)   $    (338,541)         (387,535)   $  (4,143,363)
                                                                 ==============    =============    ==============    =============

RETAIL B SHARES:
   Sold.....................................................             17,950    $     205,498               N/A              N/A
   Issued to shareholders in reinvestment of dividends......                133            1,537               N/A              N/A
   Repurchased..............................................               (206)          (2,329)              N/A              N/A
                                                                 --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................             17,877    $     204,706               N/A              N/A
                                                                 ==============    =============    ==============    =============

TRUST/CLASS I SHARES:
   Sold.....................................................          1,767,172    $  20,085,155         2,123,943    $  22,723,789
   Issued to shareholders due to conversion of Class A Shares
     into Trust Shares......................................                 --               --                --               --
   Issued to shareholders in reinvestment of dividends......             11,068          125,653            14,448          154,531
   Repurchased..............................................         (1,126,981)     (12,762,549)       (1,011,328)     (10,806,969)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............            651,259    $   7,448,259         1,127,063    $  12,071,351
                                                                 ==============    =============    ==============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                  PENNSYLVANIA MUNICIPAL BOND FUND
                                                                 ------------------------------------------------------------------
                                                                   PERIOD FROM JANUARY 1, 2001           YEARS ENDED DECEMBER 31,
                                                                       TO OCTOBER 31, 2001                        2000
                                                                 -------------------------------    -------------------------------
                                                                     SHARES           DOLLARS           SHARES            DOLLARS
                                                                 --------------    -------------    --------------    -------------

RETAIL A/CLASS A SHARES:
   Sold.....................................................                 --    $          --             5,000    $      45,000
   Issued to shareholders in reinvestment of dividends......                555            5,429             1,000           10,000
     15,000
   Redeemed from shareholders due to conversion of Class A Shares
     into Trust Shares......................................            (26,032)        (260,483)               --               --
   Repurchased..............................................             (6,716)         (65,911)           (8,000)         (70,000)
                                                                 --------------    -------------    --------------    -------------
   Net (decrease) in shares outstanding.....................            (32,193)   $    (320,965)           (2,000)   $     (15,000)
                                                                 ==============    =============    ==============    =============

RETAIL B SHARES:
   Sold.....................................................                N/A              N/A               N/A              N/A
   Issued to shareholders in reinvestment of dividends......                N/A              N/A               N/A              N/A
   Repurchased..............................................                N/A              N/A               N/A              N/A
                                                                 --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................                N/A              N/A               N/A              N/A
                                                                 ==============    =============    ==============    =============

TRUST/CLASS I SHARES:
   Sold.....................................................            188,258    $   1,878,205           302,000    $   2,785,000
   Issued to shareholders due to conversion of Class A Shares
     into Trust Shares......................................             25,952          260,483                --               --
   Issued to shareholders in reinvestment of dividends......                801            8,007             1,000           13,000
   Repurchased..............................................           (342,090)      (3,372,966)       (1,341,000)     (12,353,000)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............           (127,079)   $  (1,226,271)       (1,038,000)   $  (9,555,000)
                                                                 ==============    =============    ==============    =============

                                                                PENNSYLVANIA MUNICIPAL BOND FUND
                                                                 -------------------------------
                                                                     YEARS ENDED OCTOBER 31,
                                                                               1999
                                                                 -------------------------------
                                                                     SHARES           DOLLARS
                                                                 --------------    -------------
RETAIL A/CLASS A SHARES:
   Sold.....................................................                 --    $       1,000
   Issued to shareholders in reinvestment of dividends......              2,000           15,000
   Redeemed from shareholders due to conversion of Class A Shares
     into Trust Shares......................................                 --               --
   Repurchased..............................................            (10,000)         (99,000)
                                                                 --------------    -------------
   Net (decrease) in shares outstanding.....................             (8,000)   $     (83,000)
                                                                 ==============    =============

RETAIL B SHARES:
   Sold.....................................................                N/A              N/A
   Issued to shareholders in reinvestment of dividends......                N/A              N/A
   Repurchased..............................................                N/A              N/A
                                                                 --------------    -------------
   Net increase in shares outstanding.......................                N/A              N/A
                                                                 ==============    =============

TRUST/CLASS I SHARES:
   Sold.....................................................            524,000    $   5,166,000
   Issued to shareholders due to conversion of Class A Shares
     into Trust Shares......................................                 --               --
   Issued to shareholders in reinvestment of dividends......             16,000          155,000
   Repurchased..............................................           (668,000)      (6,597,000)
                                                                 --------------    -------------
   Net increase (decrease) in shares outstanding............           (128,000)   $  (1,276,000)
                                                                 ==============    =============

--------------------------------------------------------------------------------

* The Fund began issuing Retail B Shares on March 1, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                  RHODE ISLAND MUNICIPAL BOND FUND
                                                                 ------------------------------------------------------------------
                                                                                       YEARS ENDED OCTOBER 31,
                                                                              2001**                              2000
                                                                 -------------------------------    -------------------------------
                                                                     SHARES           DOLLARS           SHARES            DOLLARS
                                                                 --------------    -------------    --------------    -------------
RETAIL A SHARES:
   Sold.....................................................            528,155    $   5,839,970         1,019,352    $  10,627,539
   Issued to shareholders due to conversion of BKB Shares
     into Retail A Shares...................................            835,772        9,242,057                --               --
   Issued to shareholders in reinvestment of dividends......             46,728          519,162            35,894          376,889
   Repurchased..............................................           (269,192)      (2,972,849)         (549,449)      (5,742,965)
                                                                 --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................          1,141,463    $  12,628,340           505,797    $   5,261,463
                                                                 ==============    =============    ==============    =============

RETAIL B SHARES:
   Sold.....................................................             14,934    $     167,000               N/A              N/A
   Issued to shareholders in reinvestment of dividends......                 17              187               N/A              N/A
   Repurchased..............................................                 --               --               N/A              N/A
                                                                 --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................             14,951    $     167,187               N/A              N/A
                                                                 ==============    =============    ==============    =============

SHARES*:
   Sold.....................................................                N/A              N/A               N/A              N/A
   Issued to shareholders in reinvestment of dividends......                N/A              N/A               N/A              N/A
   Repurchased..............................................                N/A              N/A               N/A              N/A
                                                                 --------------    -------------    --------------    -------------
   Net (decrease) in shares outstanding.....................                N/A              N/A               N/A              N/A
                                                                 ==============    =============    ==============    =============

TRUST SHARES:
   Sold.....................................................          1,116,195    $  12,350,924           367,557    $   3,931,226
   Issued in connection with acquisition (Note 9)...........                 --               --         7,472,341       78,684,074
   Issued to shareholders in reinvestment of dividends......                786            8,728                14              149
   Repurchased..............................................           (987,874)     (10,925,180)         (155,955)      (1,665,586)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............            129,107    $   1,434,472         7,683,957    $  80,949,863
                                                                 ==============    =============    ==============    =============
BKB SHARES:
   Sold.....................................................             20,770    $     233,333             4,135    $      45,127
   Issued in connection with acquisition (Note 9)...........                 --               --         1,152,977       12,140,736
   Issued to shareholders in reinvestment of dividends......             20,516          225,741            15,368          164,278
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares........................           (835,772)      (9,242,057)               --               --
   Repurchased..............................................           (172,694)      (1,907,397)         (205,300)      (2,197,754)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............           (967,180)   $ (10,690,380)          967,180    $  10,152,387
                                                                 ==============    =============    ==============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                              INTERMEDIATE TAX-EXEMPT BOND FUND
                                                                 ------------------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,          PERIOD FROM JUNE 1, 2000
                                                                              2001**                    TO OCTOBER 31, 200
                                                                 -------------------------------    -------------------------------
                                                                     SHARES           DOLLARS           SHARES            DOLLARS
                                                                 --------------    -------------    --------------    -------------

RETAIL A SHARES:
   Sold.....................................................             32,029    $     342,309             5,972    $      59,821
   Issued to shareholders due to conversion of BKB Shares
     into Retail A Shares...................................          1,361,508       13,993,237                --               --
   Issued to shareholders in reinvestment of dividends......             14,170          147,716                --               --
   Repurchased..............................................            (98,911)      (1,040,332)           (5,833)         (58,632)
                                                                 --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................          1,308,796    $  13,442,930               139    $       1,189
                                                                 ==============    =============    ==============    =============

RETAIL B SHARES:
   Sold.....................................................                537    $       5,546               N/A              N/A
   Issued to shareholders in reinvestment of dividends......                  6               64               N/A              N/A
   Repurchased..............................................                 --               --               N/A              N/A
                                                                 --------------    -------------    --------------    -------------
   Net increase in shares outstanding.......................                543    $       5,610               N/A              N/A
                                                                 ==============    =============    ==============    =============

SHARES*:
   Sold.....................................................                N/A              N/A            38,235    $     375,722
   Issued to shareholders in reinvestment of dividends......                N/A              N/A                --               --
   Repurchased..............................................                N/A              N/A          (593,718)      (5,777,207)
                                                                 --------------    -------------    --------------    -------------
   Net (decrease) in shares outstanding.....................                N/A              N/A          (555,483)   $  (5,401,485)
                                                                 ==============    =============    ==============    =============

TRUST SHARES:
   Sold.....................................................          2,671,740    $  27,456,235           435,459    $   3,978,752
   Issued in connection with acquisition (Note 9)...........                 --               --                --               --
   Issued to shareholders in reinvestment of dividends......             16,621          171,205             5,382           53,522
   Repurchased..............................................         (4,859,609)     (49,836,228)       (2,017,756)     (19,714,004)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............         (2,171,248)   $ (22,208,788)       (1,576,915)   $ (15,681,730)
                                                                 ==============    =============    ==============    =============
BKB SHARES:
   Sold.....................................................             39,336    $     400,320            57,927    $     573,724
   Issued in connection with acquisition (Note 9)...........                 --               --                --               --
   Issued to shareholders in reinvestment of dividends......             33,559          342,800            29,741          297,562
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares........................         (1,361,508)     (13,993,237)               --               --
   Repurchased..............................................           (382,428)      (3,900,130)       (1,031,447)     (10,283,930)
                                                                 --------------    -------------    --------------    -------------
   Net increase (decrease) in shares outstanding............         (1,671,041)   $ (17,150,247)         (843,779)   $  (9,412,644)
                                                                 ==============    =============    ==============    =============


                                                                INTERMEDIATE TAX-EXEMPT BOND FUND
                                                                 --------------------------------
                                                                       YEAR ENDED MAY 31,
                                                                               2000
                                                                 -------------------------------
                                                                     SHARES           DOLLARS
                                                                 --------------    -------------

RETAIL A SHARES:
   Sold.....................................................                N/A              N/A
   Issued to shareholders due to conversion of BKB Shares
     into Retail A Shares...................................                N/A              N/A
   Issued to shareholders in reinvestment of dividends......                N/A              N/A
   Repurchased..............................................                N/A              N/A
                                                                 --------------    -------------
   Net increase in shares outstanding.......................                N/A              N/A
                                                                 ==============    =============
RETAIL B SHARES:
   Sold.....................................................                N/A              N/A
                                                                            N/A              N/A
   Issued to shareholders in reinvestment of dividends......                N/A              N/A
     N/A
   Repurchased..............................................                N/A              N/A
                                                                 --------------    -------------
   Net increase in shares outstanding.......................                N/A              N/A
                                                                 ==============    =============

SHARES*:
   Sold.....................................................         10,897,000    $ 106,799,000
   Issued to shareholders in reinvestment of dividends......            470,000        4,610,000
   Repurchased..............................................        (15,006,000)    (146,442,000)
                                                                 --------------    -------------
   Net (decrease) in shares outstanding.....................         (3,639,000)   $ (35,033,000)
                                                                 ==============    =============

TRUST SHARES:
   Sold.....................................................                N/A              N/A
   Issued in connection with acquisition (Note 9)...........                N/A              N/A
   Issued to shareholders in reinvestment of dividends......                N/A              N/A
   Repurchased..............................................                N/A              N/A
                                                                 --------------    -------------
   Net increase (decrease) in shares outstanding............                N/A              N/A
                                                                 ==============    =============
BKB SHARES:
   Sold.....................................................                N/A              N/A
   Issued in connection with acquisition (Note 9)...........                N/A              N/A
   Issued to shareholders in reinvestment of dividends......                N/A              N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares........................                N/A              N/A
   Repurchased..............................................                N/A              N/A
                                                                 --------------    -------------
   Net increase (decrease) in shares outstanding............                N/A              N/A
                                                                 ==============    =============

--------------------------------------------------------------------------------

   * Prior to June 26, 2000, the Intermediate Tax-Exempt Bond Fund offered only one series of shares, which are included in these balances (see Note 9).
  ** The Fund began issuing Retail B Shares on March 1, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT BOND FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                      CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                                                      -----------------------------------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,    PERIOD FROM JUNE 1, 2000     YEAR ENDED MAY 31,
                                                               2001**               TO OCTOBER 31, 2000              2000
                                                      -------------------------  ------------------------  ------------------------
                                                         SHARES       DOLLARS      SHARES       DOLLARS       SHARES       DOLLARS
                                                      -----------  ------------  ----------- ------------  -----------  -----------

RETAIL A SHARES:
   Sold..........................................          13,857  $    128,347        6,292 $     65,435          N/A          N/A
   Issued to shareholders due to conversion of BKB Shares
     into Retail A Shares........................       2,619,653    27,990,997           --           --          N/A          N/A
   Issued to shareholders in reinvestment of dividends     28,883       312,950           44          453          N/A          N/A
   Repurchased...................................        (132,561)   (1,434,121)          --           --          N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase in shares outstanding............       2,529,832  $ 26,998,173        6,336 $     65,888          N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========
RETAIL B SHARES:
   Sold..........................................           4,179  $     45,238          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends         18           191          N/A          N/A          N/A          N/A
   Repurchased...................................              --            --          N/A          N/A          N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase in shares outstanding............           4,197  $     45,429          N/A          N/A          N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========
SHARES*:
   Sold..........................................             N/A           N/A      103,558 $  1,048,443    4,351,000 $ 44,297,000
   Issued to shareholders in reinvestment of dividends        N/A           N/A           --           --      233,000    2,383,000
   Repurchased...................................             N/A           N/A     (241,863)  (2,444,804)  (7,282,000) (74,030,000)
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net (decrease) in shares outstanding..........             N/A           N/A     (138,305)$ (1,396,361)  (2,698,000)$(27,350,000)
                                                      ===========  ============  =========== ============  ===========  ===========
TRUST SHARES:
   Sold..........................................       4,940,202  $ 53,415,144      493,080 $  4,082,706          N/A          N/A
   Issued to shareholders in reinvestment of dividends     13,090       139,971        2,852       29,511          N/A          N/A
   Repurchased...................................      (6,233,903)  (67,149,474)    (295,701)  (2,048,142)         N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase (decrease) in shares outstanding.      (1,280,611) $(13,594,359)     200,231 $  2,064,075          N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========
BKB SHARES:
   Sold..........................................         212,487  $  2,264,709      124,697 $  1,295,303          N/A          N/A
   Issued to shareholders in reinvestment of dividends     62,001       659,065       47,685      493,196          N/A          N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............      (2,619,653)  (27,990,997)          --           --          N/A          N/A
   Repurchased...................................        (544,688)   (5,902,063)    (506,913)  (5,230,516)         N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net (decrease) in shares outstanding..........      (2,899,853) $(30,969,286)    (334,531)$ (3,442,017)         N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                      MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
                                                      -----------------------------------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,    PERIOD FROM JUNE 1, 2000     YEAR ENDED MAY 31,
                                                               2001**               TO OCTOBER 31, 2000              2000
                                                      -------------------------  ------------------------  ------------------------
                                                         SHARES       DOLLARS      SHARES       DOLLARS       SHARES       DOLLARS
                                                      -----------  ------------  ----------- ------------  -----------  -----------

RETAIL A SHARES:
   Sold..........................................         369,008  $  3,847,624      229,654 $  2,329,849          N/A          N/A
   Issued to shareholders due to conversion of BKB Shares
     into Retail A Shares........................       5,113,190  $ 53,407,691           --           --          N/A          N/A
   Issued to shareholders in reinvestment of dividends     62,194       658,480        1,244       12,630          N/A          N/A
   Repurchased...................................        (325,975)   (3,436,685)     (98,717)    (998,026)         N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase in shares outstanding............       5,218,417  $ 54,477,110      132,181 $  1,344,453          N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========
RETAIL B SHARES:
   Sold..........................................          60,788  $    640,882          N/A          N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        411         4,354          N/A          N/A          N/A          N/A
   Repurchased...................................              --            --          N/A          N/A          N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase in shares outstanding............          61,199  $    645,236          N/A          N/A          N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========
SHARES*:
   Sold..........................................             N/A           N/A      165,820 $  1,646,253    7,367,000 $ 73,630,000
   Issued to shareholders in reinvestment of dividends        N/A           N/A           --           --      301,000    3,001,000
   Repurchased...................................             N/A           N/A     (377,648)  (3,755,844)  (9,812,000) (97,668,000)
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net (decrease) in shares outstanding..........             N/A           N/A     (211,828)$ (2,109,591)  (2,144,000)$(21,037,000)
                                                      ===========  ============  =========== ============  ===========  ===========
TRUST SHARES:
   Sold..........................................       3,310,974  $ 34,607,844      834,209 $  6,856,918          N/A          N/A
   Issued to shareholders in reinvestment of dividends      2,715        28,372        1,153       11,673          N/A          N/A
   Repurchased...................................      (2,718,713)  (28,421,066)    (964,882)  (8,168,143)         N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net increase (decrease) in shares outstanding.         594,976  $  6,215,150     (129,520)$ (1,299,552)         N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========
BKB SHARES:
   Sold..........................................         320,384  $  3,343,025      128,151 $  1,299,608          N/A          N/A
   Issued to shareholders in reinvestment of dividends    111,282     1,156,103       88,333      894,035          N/A          N/A
   Redeemed from shareholders due to conversion of
     BKB Shares into Retail A Shares.............      (5,113,190) $(53,407,691)          --           --          N/A          N/A
   Repurchased...................................        (693,864)   (7,194,014)    (808,149)  (8,189,947)         N/A          N/A
                                                      -----------  ------------  ----------- ------------  -----------  -----------
   Net (decrease) in shares outstanding..........      (5,375,388) $(56,102,577)    (591,665)$ (5,996,304)         N/A          N/A
                                                      ===========  ============  =========== ============  ===========  ===========

--------------------------------------------------------------------------------

   * Prior to June 26, 2000, the Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds offered only one series of shares, which are included in these balances (see Note 9).
  ** The Fund began issuing Retail B Shares on March 1, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS
                                        -------------------------------------  --------------------------------------

                                               NET
                     NET                   REALIZED AND                DIVIDENDS    DISTRIBUTIONS                         NET
                 ASSET VALUE,     NET       UNREALIZED    TOTAL FROM    FROM NET       FROM                      INCREASE (DECREASE)
                  BEGINNING    INVESTMENT  GAIN (LOSS)ON  INVESTMENT  INVESTMENT    NET REALIZED       TOTAL            IN NET
                  OF PERIOD    INCOME (A)  INVESTMENTS   OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS      ASSET VALUE
                ------------   ----------  -----------   -----------   -----------  ------------   -------------      -----------
 RETAIL A
 10/31/01         $10.68        $0.46        $0.65         $1.11       $(0.46)         $   --       $(0.46)              $0.65
 10/31/00          10.33         0.47         0.35          0.82        (0.47)             --        (0.47)               0.35
 10/31/99          11.30         0.46        (0.83)        (0.37)       (0.46)          (0.14)       (0.60)              (0.97)
 10/31/98          11.06         0.48         0.34          0.82        (0.49)          (0.09)       (0.58)               0.24
 10/31/97          10.78         0.50         0.29          0.79        (0.50)          (0.01)       (0.51)               0.28

 RETAIL B
 10/31/01          10.68         0.39         0.65          1.04        (0.39)          --           (0.39)               0.65
 10/31/00          10.33         0.40         0.35          0.75        (0.40)          --           (0.40)               0.35
 10/31/99          11.30         0.39        (0.83)        (0.44)       (0.39)          (0.14)       (0.53)              (0.97)
 10/31/98          11.06         0.42         0.33          0.75        (0.42)          (0.09)       (0.51)               0.24
 10/31/97          10.78         0.43         0.29          0.72        (0.43)          (0.01)       (0.44)               0.28

 TRUST
 10/31/01          10.68         0.48         0.65          1.13        (0.48)          --           (0.48)               0.65
 10/31/00          10.33         0.49         0.35          0.84        (0.49)          --           (0.49)               0.35
 10/31/99          11.30         0.49        (0.83)        (0.34)       (0.49)          (0.14)       (0.63)              (0.97)
 10/31/98          11.06         0.50         0.34          0.84        (0.51)          (0.09)       (0.60)               0.24
 10/31/97          10.78         0.53         0.29          0.82        (0.53)          (0.01)       (0.54)               0.28

--------------------------------------------------------------------------------

 (1) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.43, $0.45, $0.44, $0.46 and $0.47, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.36, $0.38, $0.37, $0.40 and $0.40, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.46, $0.47, $0.47, $0.48 and $0.51, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------

                                                                      RATIO OF NET       RATIO OF        RATIO OF
                                                                       INVESTMENT        OPERATING       OPERATING
                                                                        INCOME          EXPENSES        EXPENSES
                                                    NET ASSETS,        INCLUDING        INCLUDING       EXCLUDING
                NET ASSET VALUE,                   END OF PERIOD    REIMBURSEMENT/   REIMBURSEMENT/    REIMBURSEMENT/   PORTFOLIO
                 END OF PERIOD    TOTAL RETURN(1)   (IN 000S)           WAIVER           WAIVER          WAIVER        TURNOVER RATE
                ---------------   --------------   -------------    --------------   --------------    --------------  -------------
 RETAIL A
 10/31/01         $11.33             10.55%           $20,502            4.13%            0.92%           1.13%             66%
 10/31/00          10.68              8.12%            21,229            4.48%            0.89%           1.10%             73%
 10/31/99          10.33             (3.45)%           25,704            4.25%            0.92%           1.12%             23%
 10/31/98          11.30              7.60%            24,764            4.32%            0.94%           1.15%             59%
 10/31/97          11.06              7.49%            25,465            4.60%            0.95%           1.18%             78%

 RETAIL B
 10/31/01          11.33              9.86%             3,352            3.50%            1.55%           1.76%             66%
 10/31/00          10.68              7.41%             3,426            3.82%            1.55%           1.75%             73%
 10/31/99          10.33             (4.07)%            3,382            3.61%            1.55%           1.75%             23%
 10/31/98          11.30              6.95%             2,715            3.71%            1.55%           1.76%             59%
 10/31/97          11.06              6.83%             1,690            3.95%            1.60%           1.83%             78%

 TRUST
 10/31/01          11.33             10.78%           188,579            4.34%            0.71%           0.91%             66%
 10/31/00          10.68              8.32%           174,415            4.66%            0.71%           0.91%             73%
 10/31/99          10.33             (3.25)%          141,999            4.46%            0.71%           0.91%             23%
 10/31/98          11.30              7.85%           135,664            4.55%            0.71%           0.92%             59%
 10/31/97          11.06              7.75%           122,218            4.85%            0.70%           0.96%             78%

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS        LESS DIVIDENDS
                                        -------------------------------------  -------------------------
                                                           NET
                              NET                       REALIZED AND                 DIVIDENDS                       NET
                           ASSET VALUE,      NET        UNREALIZED      TOTAL FROM    FROM NET                INCREASE (DECREASE)
                            BEGINNING    INVESTMENT    GAIN (LOSS) ON   INVESTMENT   INVESTMENT      TOTAL         IN NET
                            OF PERIOD     INCOME (A)     INVESTMENTS   OPERATIONS     INCOME      DIVIDENDS     ASSET VALUE
                          ------------   -----------    -----------    -----------  -----------  ------------   ------------
 RETAIL A
 10/31/01                    $10.39        $0.43          $0.57           $1.00       $(0.43)      $(0.43)         $0.57
 10/31/00                     10.09         0.44           0.30            0.74        (0.44)       (0.44)          0.30
 10/31/99                     10.82         0.43          (0.73)          (0.30)       (0.43)       (0.43)         (0.73)
 10/31/98                     10.47         0.43           0.35            0.78        (0.43)       (0.43)          0.35
 10/31/97                     10.14         0.45           0.33            0.78        (0.45)       (0.45)          0.33

 RETAIL B
 10/31/01(2)                  10.72         0.23           0.24            0.47        (0.23)       (0.23)          0.24

 TRUST
 10/31/01                     10.39         0.45           0.57            1.02        (0.45)       (0.45)          0.57
 10/31/00                     10.09         0.46           0.30            0.76        (0.46)       (0.46)          0.30
 10/31/99                     10.82         0.45          (0.73)          (0.28)       (0.45)       (0.45)         (0.73)
 10/31/98                     10.47         0.45           0.35            0.80        (0.45)       (0.45)          0.35
 10/31/97                     10.14         0.47           0.33            0.80        (0.47)       (0.47)          0.33

--------------------------------------------------------------------------------

  *  Annualized
 **  Not Annualized
(1) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(2)  The Fund began issuing Retail B Shares on March 1, 2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.39, $0.40, $0.39, $0.38 and $0.38, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended October 31, 2001 was $0.21. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.41, $0.42, $0.41, $0.40 and $0.41, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------

                                                                     RATIO OF NET       RATIO OF        RATIO OF
                                                                      INVESTMENT        OPERATING       OPERATING
                                                                        INCOME          EXPENSES        EXPENSES
                                                      NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING        PORTFOLIO
                  NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      TURNOVER
                   END OF PERIOD    TOTAL RETURN(1)    (IN 000S)        WAIVER           WAIVER          WAIVER            RATE
                 ---------------    --------------  -------------  ---------------- --------------   ----------------   -----------
 RETAIL A
 10/31/01             $10.96            9.83%          $27,978          4.03%            0.88%             1.25%            40%
 10/31/00              10.39            7.50%           25,346          4.30%            0.84%             1.25%            33%
 10/31/99              10.09           (2.87)%          26,715          4.07%            0.85%             1.25%            53%
 10/31/98              10.82            7.58%           24,856          4.02%            0.88%             1.31%            46%
 10/31/97              10.47            7.86%           23,355          4.30%            0.70%             1.31%            42%

 RETAIL B
 10/31/01(2)           10.96            4.49%**            222          3.39%*           1.52%*            2.02%*           40%

 TRUST
 10/31/01              10.96           10.04%           30,818          4.22%            0.69%             1.06%            40%
 10/31/00              10.39            7.71%           23,254          4.49%            0.65%             1.06%            33%
 10/31/99              10.09           (2.68)%          17,848          4.26%            0.65%             1.05%            53%
 10/31/98              10.82            7.81%           13,913          4.24%            0.67%             1.10%            46%
 10/31/97              10.47            8.06%            9,866          4.51%            0.49%             1.10%            42%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS
                                       -------------------------------------   -------------------------------------

                                                          NET
                               NET                     REALIZED AND                  DIVIDENDS    DIVIDENDS
                            ASSET VALUE,     NET      UNREALIZED       TOTAL FROM     FROM NET     FROM NET
                             BEGINNING    INVESTMENT  GAIN (LOSS) ON    INVESTMENT    INVESTMENT    REALIZED        TOTAL
                             OF PERIOD    INCOME (A)   INVESTMENTS     OPERATIONS     INCOME      CAPITAL GAINS   DIVIDENDS
                           -----------    ----------  --------------   ----------    -----------  ------------- ------------
 TRUST
 10/31/01                     $ 9.87        $0.41         $0.46          $0.87         $(0.41)     $   --           $(0.41)
 10/31/00(1)                    9.51         0.17          0.36           0.53          (0.17)         --            (0.17)
 05/31/00                      10.12         0.43         (0.61)         (0.18)         (0.43)         --            (0.43)
 05/31/99                      10.30         0.44         (0.04)          0.40          (0.44)      (0.14)           (0.58)
 05/31/98(2)                   10.00         0.43          0.32           0.75          (0.43)      (0.02)           (0.45)

--------------------------------------------------------------------------------

 *   Annualized
 **  Not Annualized
(1) The Fund commenced operations on June 30, 1997 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784
     Fund exchanged their shares for Trust Shares of the Fund.
 (2) Period from commencement of operations.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.39 and $0.16, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                            RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------

                                                                           RATIO            RATIO           RATIO OF
                                                                         INVESTMENT         OPERATING         OPERATING
                 NET INCREASE                              NET ASSETS     INCOME             EXPENSES       EXPENSES
                  (DECREASE)        NET                      END OF       INCLUDING          INCLUDING       EXCLUDING
                   IN NET        ASSET VALUE     TOTAL       PERIOD      REIMBURSEMENT/   REIMBURSEMENT/   REIMBURSEMENT/ PORTFOLIO
                 ASSET VALUE    END OF PERIOD   RETURN     (IN 000S)       WAIVER            WAIVER           WAIVER       TURNOVER
               --------------   -------------   ------     ----------    --------------   --------------   ------------- -----------
 TRUST
 10/31/01         $0.46           $10.33        $8.92%        $71,355       4.00%            0.78%            0.97%           48%
 10/31/00(1)       0.36             9.87         5.62%**       61,773       4.22%*           0.79%*           1.01%*          23%**
 05/31/00         (0.61)            9.51        (1.76)%        61,154       4.44%            0.80%            1.15%           28%
 05/31/99         (0.18)           10.12         3.88%         68,796       4.25%            0.80%            1.14%           11%
 05/31/98(2)       0.30            10.13         7.63%**       51,793       4.59%            0.80%*           1.19%*          21%**

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS        LESS DIVIDENDS
                                        -------------------------------------  -------------------------

                                                         NET
                              NET                    REALIZED AND               DIVIDENDS                       NET
                          ASSET VALUE,      NET       UNREALIZED   TOTAL FROM    FROM NET                INCREASE (DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT      TOTAL         IN NET
                            OF PERIOD   INCOME (A)    INVESTMENTS  OPERATIONS     INCOME      DIVIDENDS     ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------   ------------
 RETAIL A
 10/31/01                    $10.10        $0.43        $0.57         $1.00       $(0.43)      $(0.43)       $0.57
 10/31/00                      9.76         0.45         0.34          0.79        (0.45)       (0.45)        0.34
 10/31/99                     10.53         0.43        (0.77)        (0.34)       (0.43)       (0.43)       (0.77)
 10/31/98                     10.25         0.46         0.27          0.73        (0.45)       (0.45)        0.28
 10/31/97                      9.94         0.45         0.32          0.77        (0.46)       (0.46)        0.31

 RETAIL B
 10/31/01(2)                  10.42         0.25         0.24          0.49        (0.24)       (0.24)        0.25

 TRUST
 10/31/01                     10.10         0.45         0.57          1.02        (0.45)       (0.45)        0.57
 10/31/00                      9.76         0.47         0.34          0.81        (0.47)       (0.47)        0.34
 10/31/99                     10.53         0.45        (0.77)        (0.32)       (0.45)       (0.45)       (0.77)
 10/31/98                     10.25         0.47         0.27          0.74        (0.46)       (0.46)        0.28
 10/31/97                      9.94         0.46         0.32          0.78        (0.47)       (0.47)        0.31

--------------------------------------------------------------------------------

  *  Annualized
 **  Not Annualized
(1) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(2)  The Fund began issuing Retail B Shares on March 1, 2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.40, $0.41, $0.39, $0.41 and $0.39, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended October 31, 2001 was $0.23. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.42, $0.43, $0.41, $0.42 and $0.40, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                            RATIOS/SUPPLEMENTAL DATA
                                                     ----------------------------------------------------------------

                                                                     RATIO OF NET       RATIO OF        RATIO OF
                                                                      INVESTMENT        OPERATING       OPERATING
                                                                        INCOME          EXPENSES        EXPENSES
                                                       NET ASSETS,     INCLUDING        INCLUDING       EXCLUDING        PORTFOLIO
                   NET ASSET VALUE,                  END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/ REIMBURSEMENT/      TURNOVER
                    END OF PERIOD   TOTAL RETURN(1)    (IN 000S)        WAIVER           WAIVER          WAIVER            RATE
                   ---------------  --------------   -------------  ---------------- --------------  ---------------- --------------
 RETAIL A
 10/31/01             $10.67           10.08%          $33,455            4.10%            0.84%           1.16%            48%
 10/31/00              10.10            8.30%           33,830            4.55%            0.75%           1.15%            34%
 10/31/99               9.76           (3.35)%          39,696            4.18%            0.79%           1.19%            34%
 10/31/98              10.53            7.22%           44,189            4.30%            0.78%           1.21%            44%
 10/31/97              10.25            7.92%           33,318            4.38%            0.63%           1.20%            48%

RETAIL B

 10/31/01(2)           10.67            4.73%**            275            3.43%*           1.51%*          1.80%*           48%

 TRUST
 10/31/01              10.67           10.27%           77,874            4.27%            0.67%           0.98%            48%
 10/31/00              10.10            8.47%           44,328            4.71%            0.59%           1.00%            34%
 10/31/99               9.76           (3.17)%          33,897            4.36%            0.61%           1.01%            34%
 10/31/98              10.53            7.42%           23,371            4.49%            0.60%           1.03%            44%
 10/31/97              10.25            8.06%           13,986            4.57%            0.44%           1.01%            48%

                           SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS        LESS DIVIDENDS
                                        -------------------------------------  -------------------------

                                                         NET
                              NET                    REALIZED AND               DIVIDENDS                        NET
                          ASSET VALUE,      NET       UNREALIZED   TOTAL FROM    FROM NET                INCREASE (DECREASE)
                            BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT   INVESTMENT      TOTAL          IN NET
                            OF PERIOD   INCOME (A)    INVESTMENTS  OPERATIONS     INCOME      DIVIDENDS      ASSET VALUE
                          ------------  -----------  -----------  -----------  -----------  ------------    ------------
 RETAIL A
 10/31/01                   $ 9.88        $0.39        $0.53         $0.92       $(0.39)      $(0.39)          $0.53
 10/31/00                     9.56         0.40         0.31          0.71        (0.39)       (0.39)           0.32
 10/31/99                    10.24         0.36        (0.68)        (0.32)       (0.36)       (0.36)          (0.68)
 10/31/98(1)                 10.00         0.20         0.24          0.44        (0.20)       (0.20)           0.24

 RETAIL B
 10/31/01(3)                 10.16         0.22         0.24          0.46        (0.21)       (0.21)           0.25

 TRUST
 10/31/01                     9.88         0.41         0.53          0.94        (0.41)       (0.41)           0.53
 10/31/00                     9.56         0.40         0.32          0.72        (0.40)       (0.40)           0.32
 10/31/99                    10.24         0.38        (0.68)        (0.30)       (0.38)       (0.38)          (0.68)
 10/31/98(1)                 10.00         0.21         0.24          0.45        (0.21)       (0.21)           0.24

--------------------------------------------------------------------------------

  *  Annualized
 **  Not annualized
(1)  The Fund commenced operations on April 3, 1998.
(2) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(3)  The Fund began issuing Retail B Shares on March 1, 2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2001, 2000 and 1999, and the period ended October 31, 1998 were $0.35, $0.30, $0.26 and $0.06, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended October 31, 2001 was $0.20. Net investment income per share before reimbursement/ waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2001, 2000 and 1999 and the period ended October 31, 1998 were $0.37, $0.32, $0.30 and $0.15, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                            RATIOS/SUPPLEMENTAL DATA
                                        ----------------------------------------------------------------

                                                                     RATIO OF NET       RATIO OF        RATIO OF
                                                                      INVESTMENT        OPERATING       OPERATING
                                                                         INCOME          EXPENSES        EXPENSES
                                                     NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING        PORTFOLIO
                NET ASSET VALUE,                     END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/      TURNOVER
                  END OF PERIOD     TOTAL RETURN(2)    (IN 000S)        WAIVER           WAIVER          WAIVER            RATE
                 ---------------    --------------  -------------  ---------------- --------------  ---------------- ---------------
 RETAIL A
 10/31/01           $10.41              9.52%          $11,248         3.86%            0.90%           1.31%             61%
 10/31/00             9.88              7.61%            1,198         4.03%            0.99%           2.02%             77%
 10/31/99             9.56             (3.24)%           1,302         3.56%            1.11%           2.11%             41%
 10/31/98(1)         10.24              4.34%              815         3.62%*           1.09%*          3.65%*            53%**

 RETAIL B
 10/31/01(3)         10.41              4.61%**             14         3.03%*           1.73%*          2.06%*            61%

 TRUST
 10/31/01            10.41              9.73%           93,564         4.06%            0.70%           1.08%             61%
 10/31/00             9.88              7.74%           10,174         4.16%            0.86%           1.64%             77%
 10/31/99             9.56             (3.06)%           7,422         3.76%            0.92%           1.63%             41%
 10/31/98(1)         10.24              4.48%**          7,701         3.79%*           0.92%*          2.07%*            53%**

                     SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS        LESS DIVIDENDS
                                        -------------------------------------  -------------------------

                                                            NET
                              NET                        REALIZED AND                 DIVIDENDS                      NET
                          ASSET VALUE,         NET       UNREALIZED     TOTAL FROM    FROM NET                 INCREASE (DECREASE)
                            BEGINNING      INVESTMENT  GAIN (LOSS) ON   INVESTMENT   INVESTMENT      TOTAL         IN NET
                            OF PERIOD      INCOME (A)    INVESTMENTS    OPERATIONS     INCOME      DIVIDENDS       ASSET VALUE
                          ------------     -----------  -----------     -----------  -----------   ---------       ------------
 RETAIL A
 10/31/01                   $10.99           $0.47        $0.57           $1.04       $(0.47)      $(0.47)            $0.57
 10/31/00                    10.57            0.48         0.44            0.92        (0.50)       (0.50)             0.42
 10/31/99                    11.44            0.48        (0.89)          (0.41)       (0.46)       (0.46)            (0.87)
 10/31/98                    11.09            0.48         0.35            0.83        (0.48)       (0.48)             0.35
 10/31/97                    10.75            0.49         0.34            0.83        (0.49)       (0.49)             0.34

 RETAIL B
 10/31/01(2)                 11.32            0.26         0.24            0.50        (0.26)       (0.26)             0.24

 TRUST
 10/31/01                    10.99            0.49         0.57            1.06        (0.49)       (0.49)             0.57
 10/31/00                    10.57            0.50         0.44            0.94        (0.52)       (0.52)             0.42
 10/31/99                    11.44            0.50        (0.89)          (0.39)       (0.48)       (0.48)            (0.87)
 10/31/98                    11.09            0.50         0.35            0.85        (0.50)       (0.50)             0.35
 10/31/97                    10.75            0.52         0.34            0.86        (0.52)       (0.52)             0.34

--------------------------------------------------------------------------------

 *   Annualized
**   Not annualized
(1) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(2)  The Fund began issuing Retail B Shares on March 1, 2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.44, $0.45, $0.46, $0.45 and $0.45, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended October 31, 2001 was $0.24. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.47, $0.47, $0.48, $0.47 and $0.49, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                    RATIOS/SUPPLEMENTAL DATA
                                             ----------------------------------------------------------------

                                                                        RATIO OF NET       RATIO OF        RATIO OF
                                                                         INVESTMENT        OPERATING       OPERATING
                                                                           INCOME          EXPENSES        EXPENSES
                                                         NET ASSETS,      INCLUDING        INCLUDING       EXCLUDING      PORTFOLIO
                     NET ASSET VALUE,                   END OF PERIOD  REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/    TURNOVER
                       END OF PERIOD   TOTAL RETURN(1)    (IN 000S)        WAIVER           WAIVER          WAIVER          RATE
                      ---------------  --------------  -------------  ---------------- --------------  ----------------  -----------
 RETAIL A
 10/31/01                $11.56            9.59%           $40,410          4.11%            0.97%           1.18%           48%
 10/31/00                 10.99            8.93%            38,700          4.47%            0.95%           1.17%           37%
 10/31/99                 10.57           (3.72)%           41,343          4.31%            0.96%           1.16%           24%
 10/31/98                 11.44            7.65%            48,218          4.27%            0.87%           1.20%           27%
 10/31/97                 11.09            7.93%            38,434          4.52%            0.94%           1.26%           61%

 RETAIL B
 10/31/01(2)              11.56            4.46%**             207          3.46%*           1.62%*          1.88%*          48%

 TRUST
 10/31/01                 11.56            9.80%            60,694          4.30%            0.78%           0.99%           48%
 10/31/00                 10.99            9.12%            50,511          4.65%            0.78%           0.98%           37%
 10/31/99                 10.57           (3.54)%           36,696          4.50%            0.77%           0.97%           24%
 10/31/98                 11.44            7.82%            34,801          4.42%            0.72%           0.99%           27%
 10/31/97                 11.09            8.17%            27,562          4.75%            0.71%           1.02%           61%

                           SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS
                                              -------------------------------------   -------------------------------------


                                                                 NET
                                    NET                       REALIZED AND                 DIVIDENDS     DIVIDENDS
                               ASSET VALUE,      NET           UNREALIZED    TOTAL FROM     FROM NET     FROM NET
                                 BEGINNING    INVESTMENT    GAIN (LOSS) ON   INVESTMENT    INVESTMENT     REALIZED        TOTAL
                                 OF PERIOD    INCOME (A)      INVESTMENTS    OPERATIONS     INCOME      CAPITAL GAINS   DIVIDENDS
                               ------------   ------------  --------------   -----------   ----------   --------------  ------------
 TRUST
 10/31/01(1)                        9.78         0.34           0.33            0.67          (0.34)         --           (0.34)
 12/31/00                           9.03         0.42           0.75            1.17          (0.42)         --           (0.42)
 12/31/99                          10.26         0.43          (1.13)          (0.70)         (0.43)       (0.10)         (0.53)
 12/31/98                          10.41         0.44           0.05            0.49          (0.44)       (0.20)         (0.64)
 12/31/97                          10.17         0.45           0.26            0.71          (0.45)       (0.02)         (0.47)
 12/31/96                          10.23         0.44          (0.06)           0.38          (0.44)         --           (0.44)

                           SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                        RATIOS/SUPPLEMENTAL DATA
                                                                   -----------------------------------------------------------

                                                                       RATIO OF NET      RATIO OF        RATIO OF
                                                                        INVESTMENT       OPERATING       OPERATING
                NET INCREASE                             NET ASSETS       INCOME         EXPENSES        EXPENSES
                 (DECREASE)       NET                     END OF         INCLUDING       INCLUDING       EXCLUDING       PORTFOLIO
                   IN NET      ASSET VALUE    TOTAL       PERIOD      REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/     TURNOVER
                 ASSET VALUE  END OF PERIOD  RETURN      (IN 000S)        WAIVER          WAIVER          WAIVER           RATE
                ------------  -------------  ------    -----------     ------------   --------------  --------------    ------------
 TRUST
 10/31/01(1)         0.33        10.11       7.00%**     $24,051          4.10%*          0.79%*          1.14%*            46%**
 12/31/00            0.75         9.78      13.31%        24,503          4.54%           0.80%           1.01%             23%
 12/31/99           (1.23)        9.03      (7.05)        31,999          4.35%           0.80%           0.94%             43%
 12/31/98           (0.15)       10.26       4.84         37,658          4.28%           0.80%           0.96%             56%
 12/31/97            0.24        10.41       7.18         42,134          4.47%           0.80%           0.96%             72%
 12/31/96           (0.06)       10.17       3.89          3,665          4.42%           0.69%           1.49%             26%

--------------------------------------------------------------------------------

  *  Annualized
 **  Not Annualized
(1) The Fund commenced operations on May 3, 1993 as a separate portfolio (the "Predecessor Pillar Fund") of The Pillar Funds. On August 27, 2001, the Predecessor Pillar Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Pillar Fund offered and sold two series of shares, Class I Shares and Class A Shares. In connection with the reorganization, shareholders of the Predecessor Pillar Fund exchanged their Class I Shares and Class A Shares for Trust Shares of the Galaxy Pennsylvania Municipal Bond Fund. The financial highlights for periods prior to August 27, 2001 are those of Class I Shares of the Predecessor Pilllar Fund.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the period ended October 31, 2001 was $0.34.

                       SEE NOTES TO FINANCIAL STATEMENTS.

RHODE ISLAND MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS
                                         -------------------------------------   -------------------------------------

                                                           NET
                               NET                     REALIZED AND                     DIVIDENDS       DIVIDENDS
                            ASSET VALUE,      NET      UNREALIZED      TOTAL FROM        FROM NET        FROM NET
                             BEGINNING    INVESTMENT    GAIN (LOSS)   ON INVESTMENT     INVESTMENT       REALIZED           TOTAL
                             OF PERIOD    INCOME (A)   INVESTMENTS     OPERATIONS        INCOME       CAPITAL GAINS      DIVIDENDS
                           -----------   ------------- ------------   ------------      -----------   -------------     -----------
 RETAIL A
 10/31/01                    $10.75        $0.49         $0.55           $1.04            $(0.49)        $   --           $(0.49)
 10/31/00                     10.36         0.48(3)       0.39            0.87             (0.48)            --            (0.48)
 10/31/99                     11.18         0.48         (0.77)          (0.29)            (0.48)          (0.05)          (0.53)
 10/31/98                     10.91         0.50          0.29            0.79             (0.50)          (0.02)          (0.52)
 10/31/97                     10.65         0.48          0.32            0.80             (0.50)          (0.04)          (0.54)

 RETAIL B
 10/31/01(1)                  11.06         0.27          0.23            0.50             (0.26)            --            (0.26)

 TRUST
 10/31/01                     10.75         0.49          0.55            1.04             (0.49)            --            (0.49)
 10/31/00(1)                  10.53         0.18(3)       0.22            0.40             (0.18)            --            (0.18)

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                               -----------------------------------------------------------

                                                                             RATIO OF NET      RATIO OF        RATIO OF
                                                                              INVESTMENT       OPERATING       OPERATING
                   NET INCREASE                                NET ASSETS        INCOME         EXPENSES        EXPENSES
                    (DECREASE)       NET                        END OF         INCLUDING       INCLUDING       EXCLUDING   PORTFOLIO
                      IN NET        ASSET VALUE     TOTAL      PERIOD      REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/ TURNOVER
                    ASSET VALUE   END OF PERIOD   RETURN (2)    (IN 000S)        WAIVER          WAIVER          WAIVER       RATE
                   ------------   --------------  -----------  ----------- ---------------- -------------   ------------------------
 RETAIL A
 10/31/01             $0.55         $11.30         9.88%        $40,257         4.44%           0.69%           0.94%        19%
 10/31/00              0.39          10.75         8.65%         26,023         4.58%           0.73%           1.06%        43%
 10/31/99             (0.82)         10.36        (2.73)%        19,833         4.41%           0.80%           1.20%        34%
 10/31/98             (0.27)         11.18         7.35%         20,210         4.52%           0.81%           1.23%        41%
 10/31/97              0.26          10.91         7.78%         17,134         4.50%           0.83%           1.34%        19%

 RETAIL B
 10/31/01(1)           0.24          11.30         4.60%**          169         3.60%*          1.53%*          1.76%*       19%

 TRUST
 10/31/01              0.55          11.30         9.90%         88,307         4.46%           0.67%           0.93%        19%
 10/31/00(1)           0.22          10.75         3.82%**       82,617         4.60%*          0.71%*          1.04%*       43%**

--------------------------------------------------------------------------------

 *   Annualized
**   Not Annualized
(1) The Fund began issuing Trust Shares on June 19, 2000 and Retail B Shares on March 1, 2001.
(2) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the the years ended October 31, 2001, 2000, 1999, 1998 and 1997 were $0.47, $0.45(3), $0.44, $0.45 and $0.43, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended October 31, 2001 was $0.25. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.46 and $0.17(3), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERMEDIATE TAX-EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        INCOME FROM INVESTMENT OPERATIONS                    LESS DIVIDENDS
                                     -------------------------------------         -------------------------------------

                                                       NET
                          NET                       REALIZED AND                     DIVIDENDS    DIVIDENDS
                      ASSET VALUE,      NET          UNREALIZED     TOTAL FROM       FROM NET     FROM NET
                       BEGINNING    INVESTMENT    GAIN (LOSS) ON    INVESTMENT      INVESTMENT    REALIZED        TOTAL
                       OF PERIOD    INCOME (A)      INVESTMENTS     OPERATIONS        INCOME    CAPITAL GAINS   DIVIDENDS
                     ------------   ----------    --------------    -----------    -----------  -------------   ----------
 RETAIL A
 10/31/01               $10.01        $0.40           $0.49          $0.89           $(0.40)       $   --         $(0.40)
 10/31/00(2)              9.82         0.15(5)         0.19           0.34            (0.15)           --          (0.15)

 RETAIL B
 10/31/01(3)             10.26         0.22            0.23           0.45            (0.21)           --          (0.21)

 TRUST
 10/31/01                10.01         0.42            0.49           0.91            (0.42)           --          (0.42)
 10/31/00(1)              9.60         0.18(5)         0.41           0.59            (0.18)           --          (0.18)
 05/31/00                10.33         0.44           (0.62)         (0.18)           (0.44)           (0.11)      (0.55)
 05/31/99                10.52         0.45           (0.01)          0.44            (0.45)           (0.18)      (0.63
 05/31/98                10.18         0.48            0.44           0.92            (0.48)           (0.10)      (0.58)
 05/31/97                 9.99         0.50            0.19           0.69            (0.50)           --          (0.50)

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                        RATIOS/SUPPLEMENTAL DATA
                                       -----------------------------------------------------------

                                                                          RATIO OF NET      RATIO OF        RATIO OF
                                                                           INVESTMENT       OPERATING       OPERATING
                  NET INCREASE                              NET ASSETS      INCOME         EXPENSES        EXPENSES
                   (DECREASE)      NET                        END OF        INCLUDING       INCLUDING       EXCLUDING     PORTFOLIO
                     IN NET     ASSET VALUE      TOTAL       PERIOD      REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/    TURNOVER
                  ASSET VALUE  END OF PERIOD   RETURN (4)   (IN 000S)        WAIVER          WAIVER          WAIVER          RATE
                  ----------   -------------  ------------ ------------- --------------  --------------  ---------------   --------
 RETAIL A
 10/31/01          $0.49         $10.50         9.02%         $13,746         3.89%         0.91%           1.09%            88%
 10/31/00(2)        0.19          10.01         3.24%**             1         4.21%*        0.94%*          1.69%*           38%**

 RETAIL B
 10/31/01(3)        0.24          10.50         4.41%**             6         3.12%*        1.66%*          2.93%*           88%

 TRUST
 10/31/01           0.49          10.50         9.23%         252,076         4.06%         0.74%           0.89%            88%
 10/31/00(1)        0.41          10.01         6.18%**       261,938         4.38%*        0.77%*          0.91%*           38%**
 05/31/00          (0.73)          9.60        (1.70)%        296,711         4.50%         0.80%           1.11%            48%
 05/31/99          (0.19)         10.33         4.24%         356,995         4.31%         0.80%           1.11%            69%
 05/31/98           0.34          10.52         9.24%         303,578         4.62%         0.80%           1.12%            34%
 05/31/97           0.19          10.18         7.74%         250,526         4.92%         0.80%           1.17%            33%

--------------------------------------------------------------------------------

  *  Annualized
 **  Not Annualized
(1) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001, BKB Shares converted into Retail A Shares.
 (2) The Fund began offering Retail A Shares on June 26, 2000.
 (3) The Fund began issuing Retail B Shares on March 1, 2001.
 (4) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
 (5) The selected per share data was calculated using the weighted average shares outstanding method for the period.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.38 and $0.13(5), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended October 31, 2001 was $0.13. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.41 and $0.18(5), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            INCOME FROM INVESTMENT OPERATIONS               LESS DIVIDENDS
                                         -------------------------------------   -------------------------------------

                                                              NET
                             NET                          REALIZED AND                      DIVIDENDS    DIVIDENDS
                         ASSET VALUE,          NET         UNREALIZED       TOTAL FROM       FROM NET     FROM NET
                           BEGINNING       INVESTMENT    GAIN (LOSS) ON     INVESTMENT      INVESTMENT    REALIZED        TOTAL
                           OF PERIOD       INCOME (A)      INVESTMENTS      OPERATIONS        INCOME    CAPITAL GAINS   DIVIDENDS
                         ------------     ------------   --------------     ----------      ----------  -------------   ------------
 RETAIL A
 10/31/01                    $10.41         $0.43            $0.50           $0.93            $(0.42)     $   --         $(0.42)
 10/31/00(2)                  10.22          0.15(5)          0.19            0.34             (0.15)         --          (0.15)

 RETAIL B
 10/31/01(3)                  10.69          0.23             0.23            0.46             (0.23)         --          (0.23)

 TRUST
 10/31/01                     10.41          0.44             0.51            0.95             (0.44)         --          (0.44)
 10/31/00(1)                  10.00          0.19(5)          0.41            0.60             (0.19)         --          (0.19)
 05/31/00                     10.67          0.46            (0.62)          (0.16)            (0.46)       (0.05)        (0.51)
 05/31/99                     10.81          0.48            (0.08)           0.40             (0.48)       (0.06)        (0.54)
 05/31/98                     10.38          0.50             0.45            0.95             (0.50)       (0.02)        (0.52)
 05/31/97                     10.17          0.51             0.21            0.72             (0.51)         --          (0.51)

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                              RATIOS/SUPPLEMENTAL DATA
                                                             -----------------------------------------------------------

                                                                           RATIO OF NET      RATIO OF        RATIO OF
                                                                             INVESTMENT      OPERATING       OPERATING
               NET INCREASE                                    NET ASSETS     INCOME         EXPENSES        EXPENSES
                (DECREASE)           NET                         END OF      INCLUDING       INCLUDING       EXCLUDING    PORTFOLIO
                  IN NET        ASSET VALUE       TOTAL          PERIOD     REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/ TURNOVER
                ASSET VALUE    END OF PERIOD    RETURN (4)     (IN 000S)      WAIVER          WAIVER         WAIVER        RATE
               ------------    --------------   ----------     ----------  --------------   -------------  ---------------  --------
 RETAIL A
 10/31/01        $0.51           $10.92          9.10%          $27,691       3.97%            0.93%           1.12%         36%
 10/31/00(2)      0.19            10.41          3.23%**             66       4.20%*           0.95%*          1.37%*        30%**

 RETAIL B
 10/31/01(3)      0.23            10.92          4.33%**             46       3.21%*           1.69%*          1.88%*        36%

 TRUST
 10/31/01         0.51            10.92          9.32%          113,952       4.14%            0.76%           0.93%         36%
 10/31/00(1)      0.41            10.41          6.01%**        121,974       4.37%*           0.78%*          0.94%*        30%**
 05/31/00        (0.67)           10.00         (1.45)%         148,902       4.52%            0.80%           1.12%         30%
 05/31/99        (0.14)           10.67          3.72%          187,725       4.37%            0.80%           1.12%         19%
 05/31/98         0.43            10.81          9.29%          142,107       4.66%            0.80%           1.14%         17%
 05/31/97         0.21            10.38          7.26%          103,104       4.94%            0.76%           1.17%          4%

--------------------------------------------------------------------------------

 *   Annualized
**   Not Annualized
(1) The Fund commenced operations on August 1, 1994 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001,
     BKB Shares converted into Retail AShares.
 (2) The Fund began offering Retail A Shares on June 26, 2000.
 (3) The Fund began issuing Retail B Shares on March 1, 2001.
 (4) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
 (5) The selected per share data was calculated using the weighted average shares outstanding method for the period.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.41 and $0.14(5), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended October 31, 2001 was $0.22. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.42 and $0.18(5), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           INCOME FROM INVESTMENT OPERATIONS        LESS DIVIDENDS
                                        -------------------------------------  -------------------------

                                                          NET
                                NET                     REALIZED AND                  DIVIDENDS                     NET
                             ASSET VALUE,    NET        UNREALIZED     TOTAL FROM     FROM NET                 INCREASE (DECREASE)
                              BEGINNING   INVESTMENT    GAIN (LOSS)   ON INVESTMENT  INVESTMENT     TOTAL          IN NET
                              OF PERIOD   INCOME (A)    INVESTMENTS   OPERATIONS      INCOME       DIVIDENDS      ASSET VALUE
                            ------------  -----------  -----------    -----------    -----------   ------------   ------------
 RETAIL A
 10/31/01                      $10.18       $0.42        $0.49         $0.91           $(0.42)      $(0.42)         $ 0.49
 10/31/00(2)                    10.00        0.15(5)      0.18          0.33            (0.15)       (0.15)           0.18

 RETAIL B
 10/31/01(3)                    10.44        0.22         0.23          0.45            (0.22)       (0.22)           0.23

 TRUST
 10/31/01                       10.18        0.43         0.49          0.92            (0.43)       (0.43)           0.49
 10/31/00(1)                     9.78        0.18(5)      0.40          0.58            (0.18)       (0.18)           0.40
 05/31/00                       10.39        0.45        (0.61)        (0.16)           (0.45)       (0.45)          (0.61)
 05/31/99                       10.42        0.45        (0.03)         0.42            (0.45)       (0.45)          (0.03)
 05/31/98                       10.01        0.47         0.41          0.88            (0.47)       (0.47)           0.41
 05/31/97                        9.78        0.47         0.23          0.70            (0.47)       (0.47)           0.23

--------------------------------------------------------------------------------

  *  Annualized
 **  Not Annualized
 (1) The Fund commenced operations on June 14, 1993 as a separate portfolio (the "Predecessor Boston 1784 Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Boston 1784 Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Boston 1784 Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Boston 1784 Fund exchanged their shares for Trust Shares and BKB Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Boston 1784 Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. On June 26, 2001,
     BKB Shares converted into Retail A Shares.
 (2) The Fund began offering Retail A Shares on June 26, 2000.
 (3) The Fund began issuing Retail B Shares on March 1, 2001.
 (4) Calculation does not include the effect of any sales charges for Retail A Shares and Retail B Shares.
 (5) The selected per share data was calculated using the weighted average shares outstanding method for the period.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail A Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.40 and $0.15(5), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Retail B Shares for the period ended October 31, 2001 was $0.21. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Trust Shares for the year ended October 31, 2001 and the period ended October 31, 2000 were $0.42 and $0.18(5), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                          RATIOS/SUPPLEMENTAL DATA
                                                     ----------------------------------------------------------------

                                                                        RATIO OF NET       RATIO OF        RATIO OF
                                                                          INVESTMENT        OPERATING      OPERATING
                                                                           INCOME          EXPENSES        EXPENSES
                                                         NET ASSETS,      INCLUDING         INCLUDING      EXCLUDING      PORTFOLIO
                   NET ASSET VALUE,                    END OF PERIOD    REIMBURSEMENT/   REIMBURSEMENT/  REIMBURSEMENT/    TURNOVER
                    END OF PERIOD    TOTAL RETURN(4)    (IN 000S)         WAIVER           WAIVER          WAIVER            RATE
                   ---------------   --------------  -------------      --------------   --------------  --------------    ---------
 RETAIL A
 10/31/01            $10.67            9.05%            $57,071            3.98%            0.91%           1.09%             54%
 10/31/00(2)          10.18            3.36%**            1,345            4.20%*           0.93%*          1.09%*            20%**

 RETAIL B
 10/31/01(3)          10.67            4.41%**              653            3.33%*           1.56%*          1.74%*            54%

 TRUST
 10/31/01             10.67            9.24%            191,129            4.15%            0.74%           0.90%             54%
 10/31/00(1)          10.18            5.99%**          176,306            4.36%*           0.77%*          0.92%*            20%**
 05/31/00              9.78           (1.51)%           231,140            4.52%            0.80%           1.12%             11%
 05/31/99             10.39            4.10%            267,871            4.32%            0.80%           1.12%              9%
 05/31/98             10.42            8.91%            206,137            4.54%            0.80%           1.14%              6%
 05/31/97             10.01            7.30%            147,459            4.74%            0.79%           1.18%              9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

  The Galaxy Fund, a Massachusetts business trust (the "Trust" or "Galaxy"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered forty managed investment portfolios. The accompanying financial statements and financial highlights are those of the Tax-Exempt Bond Fund, Connecticut Municipal Bond Fund, Florida Municipal Bond Fund (previously, Boston 1784 Florida Tax-Exempt Income Fund), Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund (previously, Pillar Pennsylvania Municipal Securities Fund), Rhode Island Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund (previously, Boston 1784 Tax-Exempt Medium-Term Income Fund), Connecticut Intermediate Municipal Bond Fund (previously, Boston 1784 Connecticut Tax-Exempt Income Fund), and Massachusetts Intermediate Municipal Bond Fund (previously, Boston 1784 Massachusetts Tax-Exempt Income Fund) (individually, a "Fund," and collectively, the "Funds") only.

  The Florida Municipal Bond Fund is authorized to issue one series of shares (Trust Shares). The Connecticut Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond, Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds are authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). The Tax-Exempt Bond Fund is authorized to issue five series of shares (Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares). Currently, the Tax-Exempt Bond Fund offers only Trust Shares, Retail A Shares and Retail B Shares and the Pennsylvania Municipal Bond Fund offers only Trust Shares. Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares are substantially the same except that (i) Retail A Shares and Prime A Shares are subject to a maximum 4.75% front-end sales charge, (ii) Retail B Shares and Prime B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (iii) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Retail B Shares purchased prior to January 1, 2001 will convert automatically to Retail A Shares six years after the date of purchase, Retail B Shares purchased on or after January 1, 2001 will convert automatically to Retail A Shares eight years after the date of purchase, and Prime B Shares will convert automatically to Prime A Shares eight years after the date of purchase. Prior to June 26, 2001, the Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds were authorized to offer an additional series of shares (BKB Shares). On June 26, 2001, BKB Shares of the Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds were converted into Retail A Shares of the same Fund upon a finding by the Board of Trustees of the Trust at a meeting held on May 31, 2001 that such a conversion was in the best interest of the holders of BKB Shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with accounting principles generally accepted in the United States consistently followed by the Funds in the preparation of their financial statements.

  PORTFOLIO VALUATION: Investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees. When, in the judgment of the service, quoted bid prices are readily available and are representative of the bid side of the market, investments are valued at the mean between quoted bid prices and asked prices. Other investments are carried at fair value as determined by the service based on methods which include consideration of yields or prices of bonds of comparable quality, coupon maturity and type; indications as to values from dealers; and general market conditions. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. The securities of other registered investment companies are valued at the net asset value of the securities. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the relative net assets of each series.

  INCOME RECOGNITION: In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, will require investment companies to amortize premiums and discounts on fixed income securities. The Trust currently does not amortize discounts on fixed income securities. Accordingly, those Funds affected will be required to record a cumulative effect adjustment to reflect the amortization of discounts. The Funds will adjust net investment income and offset the adjustment to unrealized appreciation (depreciation) on securities, as a result of which there will not be any impact on total net assets. At this time, the Trust has not completed its analysis of this adjustment.

NOTES TO FINANCIAL STATEMENTS

  DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain dividends are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

  FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax period ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

  EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the relative net assets of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

  ORGANIZATION COSTS: The New Jersey Municipal Bond Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the commencement of the Fund's operations. In the event that any of the initial shares purchased by the Fund's sponsor are redeemed during such period by any holder thereof, the Fund will be reimbursed by such holder for any unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

  WHEN-ISSUED SECURITIES: Each Fund may purchase and sell securities, such as municipal obligations, on a "when-issued" basis. Delivery of the securities and payment take place after the date of the commitment to purchase and such securities are subject to market fluctuations during this period. The fair value of these securities is determined in the same manner as other municipal obligations. The Trust's custodian will set aside cash or liquid portfolio securities equal to the amount of the when-issued commitment in a separate account.

3.   INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION,
     SHAREHOLDER SERVICES AND OTHER FEES

  The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each Fund. The Trust has been advised by the Investment Advisor that, effective August 1, 2001, and until further notice to the Board of Trustees of the Trust, it intends to waive advisory fees payable to it by each Fund so that the advisory fees payable by each Fund would be as follows: 0.55% of the first $500 million of average daily net assets, plus 0.50% of the next $500 million of average daily net assets, plus 0.45% of the next $500 million of average daily net assets, plus 0.40% of the next $500 million of average daily net assets, plus 0.35% of average daily net assets in excess of $2 billion (see Note 4).

  Prior to August 27, 2001, Summit Bank Investment Management Division ("Summit"), a division of Summit Bank, and its successor, Fleet, provided investment advisory services to the Pillar Pennsylvania Municipal Securities Fund, predecessor fund of the Galaxy Pennsylvania Municipal Bond Fund (the "Predecessor Pillar Fund", see Note 10). Summit and Fleet were paid fees for their services at the annual rate of 0.60% of the average daily net assets of the Predecessor Pillar Fund. For the period January 1, 2001 through August 26, 2001, the fees paid to Summit and Fleet by the Predecessor Pillar Fund, and the fees waived by Summit and Fleet, which are included in the investment advisory fees and the reimbursement/waivers, respectively, on the Statement of Operations for the period January 1, 2001 through October 31, 2001, were $92,988 and $45,891, respectively.

  Prior to June 26, 2000, Fleet National Bank (formerly known as BankBoston, N.A.)("FNB"), an affiliate of the Investment Advisor, provided investment advisory services to the Boston 1784 Tax-Exempt Medium-Term Income Fund, Boston 1784 Connecticut Tax-Exempt Income Fund, Boston 1784 Florida Tax-Exempt Income Fund and Boston 1784 Massachusetts Tax-Exempt Income Fund, predecessor funds of the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, respectively (collectively, the "Predecessor Boston 1784 Funds") (See Note 9). FNB was paid a fee for its services at the annual rate of 0.74% of each Predecessor Boston 1784 Fund's average daily net assets.

  The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other Funds offered by the Trust (whose financial statements are

NOTES TO FINANCIAL STATEMENTS

provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets, 0.0525% of the next $9 billion of combined average daily net assets and 0.05% of combined average daily net assets in excess of $30 billion. Prior to May 31, 2001, PFPC Inc. received administration fees at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.

  Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

  In addition, PFPC Inc. also provides certain fund accounting, custody, administration and transfer agency services in accordance with certain fee arrangements. Pursuant to such fee arrangements, PFPC Inc. compensates The Chase Manhattan Bank, the Trust's custodian bank, for its services.

  Prior to August 27, 2001, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Pillar Fund. The fees paid to SEI were based on the level of aggregate net assets of The Pillar Funds (other than two institutional money market funds). For the period ended October 31, 2001, the fees paid to SEI by the Predecessor Pillar Fund, which are included in the administration fees on the Statement of Operations for the period January 1, 2001 through October 31, 2001, were $29,998.

  Prior to June 26, 2000, SEI provided certain administrative services to the Predecessor Boston 1784 Funds. The fees paid to SEI were based on the level of average aggregate net assets of the Boston 1784 Funds.

  PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc. and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's Shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

  Prior to August 27, 2001, SEI Investments Distribution Co. (the "SEI Distributor"), a wholly-owned subsidiary of SEI Investments Company, served as the exclusive distributor of shares of the Predecessor Pillar Fund. The Predecessor Pillar Fund had adopted a distribution plan for Class A Shares (the "Pillar Plan"), which entitled the SEI Distributor to receive an annual distribution fee of up to 0.25% of the average daily net assets attributable to Class A Shares of the Predecessor Pillar Fund. For the period January 1, 2001 through August 26, 2001, the fees paid under the Pillar Plan to the SEI Distributor by Class A Shares of the Predecessor Pillar Fund, which are included in the shareholder servicing and 12b-1 fees on the Statement of Operations were $454.

  Prior to June 26, 2000, SEI Distributor served as the exclusive distributor of shares of the Predecessor Boston 1784 Funds. The Predecessor Boston 1784 Funds had adopted a distribution plan (the "Boston 1784 Plan"), which allowed each Predecessor Boston 1784 Fund to use up to 0.25% of its average daily net assets for the sale and distribution of its shares. At the time of the reorganization of the Predecessor Boston 1784 Funds into the Trust, the SEI Distributor was waiving all fees payable under the Boston 1784 Plan.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide shareholder liaison and/or administrative support services to their customers who beneficially own Retail A Shares at an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.15% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers. No fees were charged under the Services Plan with respect to Retail A Shares of the Rhode Island Municipal Bond Fund for the year ended October 31, 2001.

  The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Funds. Under the 12b-1 Plan, the Trust may pay
(i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and shareholder administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses

NOTES TO FINANCIAL STATEMENTS

may not exceed an annual rate of 0.65% of the average daily net assets attributable to each of the Fund's outstanding Retail B Shares. The fees for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.15% and 0.15%, respectively, of the average daily net assets attributable to the Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.15% of the average daily net assets attributable to Retail B Shares owned of record or beneficially by customers of institutions. For the year ended October 31, 2001, the Funds paid fees under the Services Plan and 12b-1 Plan as follows:

                                    SERVICES                  12B-1 PLAN
FUND                                  PLAN            SERVICES     DISTRIBUTION
----                                  ----            --------     -------------
Tax-Exempt Bond Fund ..............   $27,927          $ 5,136          $22,709
Connecticut Municipal Bond Fund ...    39,157               29              130
Massachusetts
  Municipal Bond Fund .............    46,987              238            1,060
New Jersey Municipal Bond Fund ....     4,963                6               34
New York Municipal Bond Fund ......    58,236               69              309
Rhode Island Municipal Bond Fund ..        --               49              219
Intermediate Tax-Exempt Bond Fund .     5,968                2               14
Connecticut Intermediate
  Municipal Bond Fund .............    12,338                7               41
Massachusetts Intermediate
  Municipal Bond Fund .............    30,707              214              936

  The Trust has adopted a distribution plan (the "Prime A Shares Plan") with respect to Prime A Shares of the Tax-Exempt Bond Fund. Under the Prime A Shares Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime A Shares. Payments by the Trust under the Prime A Shares Plan may not exceed the annual rate of 0.30% of the average daily net assets attributable to each Fund's outstanding Prime A Shares. The Trust, under the direction of the Board of Trustees, intends to limit the Fund's payments under the Prime A Shares Plan to an annual rate of not more than 0.25% of the average daily net assets attributable to the Fund's outstanding Prime A Shares.

  The Trust has adopted a distribution and services plan (the "Prime B Shares Plan") with respect to Prime B Shares of the Tax-Exempt Bond Fund. Under the Prime B Shares Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime B Shares, (ii) institutions for shareholder liaison services, and (iii) institutions for administrative support services. Payments for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Prime B Shares. The fees for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Prime B Shares owned of record or beneficially by customers of institu tions. The Trust, under the direction of the Board of Trustees, intends to limit the Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% of the average daily net assets attributable to Prime B Shares owned of record or beneficially by customers of institutions. As of October 31, 2001, the Tax-Exempt Bond Fund had not commenced its offering of Prime A Shares and Prime B Shares.

  The Trust adopted a shareholder services plan (the "BKB Plan") with respect to BKB Shares of the Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds. The BKB Plan provided compensation to institutions (including Fleet Bank and its affiliates) which provided shareholder liaison and/or administrative support services to their customers who beneficially owned BKB Shares at an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding BKB Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, limited fees payable under the BKB Plan with respect to each Fund to an aggregate annual rate not to exceed 0.15% of the average daily net assets attributable to the outstanding BKB Shares beneficially owned by such customers. On June 26, 2001, BKB Shares of the Funds were converted into Retail A Shares of the same Fund. For the period November 1, 2000 through June 26, 2001, the Funds paid fees under the BKB Plan as follows:
                                                        BKB
FUND                                                    PLAN
----                                                    ----
Intermediate Tax-Exempt Bond Fund .................  $  9,102
Connecticut Intermediate
  Municipal Bond Fund .............................    17,716
Massachusetts Intermediate
  Municipal Bond Fund .............................    47,773

  Retail A Shares, Retail B Shares, Trust Shares, Prime A Shares, Prime B Shares and BKB Shares of the Funds each bear series specific transfer agent charges based upon the number of shareholder accounts for each series. On June 26, 2001, BKB Shares of the Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds were converted into Retail A Shares of the same Fund. For the year ended October 31, 2001 (the period November 1, 2000 through June 26, 2001 with respect to BKB Shares), transfer agent charges for each series (other than Prime A Shares and Prime B Shares, which had not been issued prior to the date of the report) were as follows:
FUND                                 RETAIL A     RETAIL B    TRUST        BKB
----                                 --------    ---------    -----        ---
Tax-Exempt Bond Fund ............    $14,250       $1,562   $   260      $  N/A
Connecticut Municipal Bond Fund .     12,113           30        --         N/A
Florida Municipal Bond Fund .....        N/A          N/A     5,022         N/A
Massachusetts
  Municipal Bond Fund ...........     14,073           24        --         N/A
New Jersey Municipal Bond Fund ..      4,740           15     1,747         N/A
New York Municipal Bond Fund ....     19,845           40       168         N/A
Pennsylvania Municipal Bond Fund         N/A          N/A       908         N/A

NOTES TO FINANCIAL STATEMENTS

FUND                             RETAIL A       RETAIL B      TRUST        BKB
----                             --------       --------      -----        ---
Rhode Island
  Municipal Bond Fund ...........  4,545           17           197       2,521
Intermediate
  Tax-Exempt Bond Fund ..........  3,799           30           477       4,243
Connecticut Intermediate
  Municipal Bond Fund ...........  6,234           12           237       6,609
Massachusetts Intermediate
  Municipal Bond Fund ...........  9,014           53           506      14,127

  For the period January 1, 2001 through August 26, 2001, the Predecessor Pillar Fund paid transfer agent fees, which are included in the transfer agent fees on the Statement of Operations for the period January 1, 2001 through October 31, 2001, of $20,202.

  Certain officers of the Trust are officers of PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to September 8, 2000, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Board of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

  Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the year ended October 31, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary to the Trust.

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

  The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the year ended October 31, 2001, the Investment Advisor and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds as follows:

                                                                       EXPENSES
     FUND                                  FEES WAIVED               REIMBURSED
     ----                                  -----------               ----------
Tax-Exempt Bond Fund......... ..........    $ 414,415                  $     --
Connecticut Municipal Bond Fund ........      178,963                    18,278
Florida Municipal Bond Fund.............      117,645                     6,351
Massachusetts
  Municipal Bond Fund...................      280,413                     9,661
New Jersey Municipal Bond Fund .........      120,128                        --
New York Municipal Bond Fund. ..........      196,877                       928
Pennsylvania Municipal Bond Fund .......       13,900                     8,804
Rhode Island Municipal Bond Fund .......      318,688                         4
Intermediate
  Tax-Exempt Bond Fund..................      393,639                    16,250
Connecticut Intermediate
  Municipal Bond Fund...................      229,410                    41,229
Massachusetts Intermediate
  Municipal Bond Fund...................      394,203                    50,786

5.   SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001. Shares of the Trust are currently classified into forty-six classes of shares, each consisting of one or more series.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of a Fund bear the expense of payments under the Services Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, Prime A Shares of a Fund bear the expense of payments under the Prime A Shares Plan, Prime B Shares of a Fund bear the expense of payments under the Prime B Shares Plan, BKB Shares of a Fund bear the expense of payments under the BKB Plan and Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and BKB Shares of a Fund each bear series specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees. On June 26, 2001, BKB Shares of the Rhode Island Municipal Bond, Intermediate Tax-Exempt Bond, Connecticut Intermediate Municipal Bond and Massachusetts Intermediate Municipal Bond Funds were converted into Retail A Shares of the same Fund.

  Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.   PURCHASES AND SALES OF SECURITIES

  The cost of purchases and proceeds from sales of securities, other than short-term investments, for the year ended October 31, 2001 were as follows:

NOTES TO FINANCIAL STATEMENTS

FUND                                               PURCHASE            SALES
----                                              ---------        ------------
Tax-Exempt Bond Fund ........................... $131,901,152     $140,541,504
Connecticut Municipal Bond Fund ................   28,718,384       20,948,870
Florida Municipal Bond Fund ....................   34,844,785       29,119,012
Massachusetts Municipal Bond Fund ..............   69,726,071       42,332,119
New Jersey Municipal Bond Fund .................  108,241,355       20,652,329
New York Municipal Bond Fund ...................   55,323,082       44,590,767
Pennsylvania Municipal Bond Fund* ..............   10,682,864       11,450,222
Rhode Island Municipal Bond Fund ...............   26,508,355       22,488,646
Intermediate Tax-Exempt Bond Fund ..............  232,711,259      263,772,570
Connecticut Intermediate
  Municipal Bond Fund ..........................   51,707,700       70,334,375
Massachusetts Intermediate
  Municipal Bond Fund ..........................  125,702,652      128,726,610
* For the period January 1, 2001 through October 31, 2001.

  The aggregate gross unrealized appreciation (depreciation), net unrealized appreciation (depreciation), and cost for all securities as computed on a federal income tax basis at October 31, 2001 for each Fund is as follows:

 FUND                                            APPRECIATION     (DEPRECIATION)
 ----                                            ------------     --------------
Tax-Exempt Bond Fund ...........................  $11,912,089      $     (645)
Connecticut Municipal Bond Fund ................    3,343,323          (4,566)
Florida Municipal Bond Fund ....................    3,444,385               --
Massachusetts Municipal Bond Fund ..............    5,095,580          (9,060)
New Jersey Municipal Bond Fund .................    4,231,829          (9,578)
New York Municipal Bond Fund ...................    5,711,742          (1,789)
Pennsylvania Municipal Bond Fund ...............    1,120,416               --
Rhode Island Municipal Bond Fund ...............    7,207,784            (607)
Intermediate Tax-Exempt Bond Fund ..............   13,176,848               --
Connecticut Intermediate
  Municipal Bond Fund ..........................    8,430,712         (22,325)
Massachusetts Intermediate
  Municipal Bond Fund ..........................   13,264,712               --

FUND                                                 NET               COST
----                                                 ---               ----
Tax-Exempt Bond Fund ...........................  $11,911,444     $197,489,080
Connecticut Municipal Bond Fund ................    3,338,757       56,284,918
Florida Municipal Bond Fund ....................    3,444,385       67,182,464
Massachusetts Municipal Bond Fund ..............    5,086,520      106,258,939
New Jersey Municipal Bond Fund .................    4,222,251      100,617,143
New York Municipal Bond Fund ...................    5,709,953       96,567,352
Pennsylvania Municipal Bond Fund ...............    1,120,416       23,801,523
Rhode Island Municipal Bond Fund ...............    7,207,177      122,834,502
Intermediate Tax-Exempt Bond Fund ..............   13,176,848      253,112,523
Connecticut Intermediate
  Municipal Bond Fund ..........................    8,408,387      133,140,514
Massachusetts Intermediate
  Municipal Bond Fund ..........................   13,264,712      232,811,249

7.   CONCENTRATION OF CREDIT

  The Connecticut Municipal Bond and Connecticut Intermediate Municipal Bond Funds, Florida Municipal Bond Fund, Massachusetts Municipal Bond and Massachusetts Intermediate Municipal Bond Funds, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Rhode Island Municipal Bond Fund invest primarily in debt obligations issued by the State of Connecticut, the State of Florida, the Commonwealth of Massachusetts, the State of New Jersey, the State of New York, the Commonwealth of Pennsylvania and the State of Rhode Island, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds, as non-diversified investment portfolios, are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

8.   LINE OF CREDIT

  Each Fund and other affiliated funds participate in a $150 million unsecured line of credit pursuant to a credit agreement. Borrowings may be made under the credit agreement only for temporary or emergency purposes, such as repurchase or redemption of shares of the Funds. Interest is charged to each Fund based on its borrowings. In addition, a commitment fee based on the average daily unused portion of the line of credit is allocated among the Funds and other participating funds at the end of each calendar quarter.

9.   ACQUISITION OF BOSTON 1784 FUNDS

  At a meeting held on January 25, 2000, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Boston 1784 Agreement") providing for the acquisition of the Boston 1784 Funds by the Trust. Pursuant to the Boston 1784 Agreement, (i) all of the assets and liabilities of the Boston 1784 Rhode Island Tax-Exempt Income Fund were transferred to the Galaxy Rhode Island Municipal Bond Fund in exchange for 7,472,341 Trust Shares and 1,152,977 BKB Shares of the Galaxy Rhode Island Municipal Bond Fund, (ii) all of the assets and liabilities of the Boston 1784 Tax-Exempt Medium-Term Income Fund were transferred to the Galaxy Intermediate Tax-Exempt Bond Fund in exchange for 27,580,006 Trust Shares and 2,614,820 BKB Shares of the Galaxy Intermediate Tax-Exempt Bond Fund, (iii) all of the assets and liabilities of the Boston 1784 Connecticut Tax-Exempt Income Fund were transferred to the Galaxy Connecticut Intermediate Municipal Bond Fund in exchange for 11,516,932 Trust Shares and 3,234,384 BKB Shares of the Galaxy Connecticut Intermediate Municipal Bond Fund,
(iv) all of the assets and liabilities of the Boston 1784 Florida Tax-Exempt Income Fund were transferred to the Galaxy Florida Municipal Bond Fund in exchange for 6,494,015 shares of the Galaxy Florida Municipal Bond Fund, and (v) all of the assets and liabilities of the Boston 1784 Massachusetts Tax-Exempt Income Fund were transferred to the Galaxy Massachusetts Intermediate Municipal Bond Fund in exchange for 17,448,642 Trust Shares and 5,967,053 BKB Shares of the Galaxy Massachusetts Intermediate Municipal Bond Fund. In related transactions, the assets and liabilities of the other Boston 1784 Funds were transferred to corresponding Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on June 26, 2000, following the approval of the reorganization by Boston 1784 Fund shareholders. The Galaxy Intermediate Tax-Exempt Bond, Galaxy Connecticut Intermediate Municipal Bond, Galaxy Florida Municipal Bond and Galaxy Massachusetts Intermediate Municipal Bond Funds had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the

NOTES TO FINANCIAL STATEMENTS

business, including carrying forward the financial and performance histories, of the Boston 1784 Tax-Exempt Medium-Term Income Fund, Boston 1784 Connecticut Tax-Exempt Income Fund, Boston 1784 Florida Tax-Exempt Income Fund and Boston 1784 Massachusetts Tax-Exempt Income Fund, respectively. Following the reorganization, the Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund, Galaxy Florida Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund changed their fiscal year-end from May 31 to October 31. The following is a summary of the Net Assets, Shares Outstanding, Net Asset Value per share and Unrealized Depreciation associated with the acquisition of the Boston 1784 Rhode Island Tax-Exempt Income Fund by the Galaxy Rhode Island Municipal Bond Fund:


                                                                     BEFORE                                          AFTER
                                                                   ACQUISITION                                    ACQUISITION
                                                -----------------------------------------------               -----------------
                                                    GALAXY                       BOSTON 1784                         GALAXY
                                                 RHODE ISLAND                   RHODE ISLAND                       RHODE ISLAND
                                                  MUNICIPAL                      TAX-EXEMPT                         MUNICIPAL
                                                  BOND FUND                     INCOME FUND                         BOND FUND
                                                -------------                 -----------------               -----------------
Net Assets ..............................   $      24,798,712                 $      90,824,977               $     115,623,689
Shares Outstanding ......................           2,355,069                         9,057,917                      10,980,387
Net Asset Value, per share ..............   $           10.53                 $           10.03               $              --
Trust Net Asset Value, per share ........   $              --                 $              --               $           10.53
BKB Net Asset Value, per share ...........  $              --                 $              --               $           10.53
Unrealized Depreciation .................   $         (16,888)                $      (1,371,970)              $      (1,388,858)

10.  ACQUISITION OF THE PILLAR FUNDS

  At a meeting held on March 1, 2001, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Pillar Agreement") providing for the acquisition of The Pillar Funds by the Trust. Pursuant to the Pillar Agreement, (i) all of the assets and liabilities of the Pillar New Jersey Municipal Securities Fund were transferred to the Galaxy New Jersey Municipal Bond Fund in exchange for 789,561 Retail A Shares and 7,956,929 Trust Shares of the Galaxy New Jersey Municipal Bond Fund, and (ii) all of the assets and liabilities of the Pillar Pennsylvania Municipal Securities Fund were transferred to the Galaxy Pennsylvania Municipal Bond Fund in exchange for 2,304,008 Trust Shares of the Galaxy Pennsylvania Municipal Bond Fund. In related transactions, the assets and liabilities of the other Pillar Fund portfolios were transferred to corresponding Galaxy portfolios in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on August 27, 2001, following the approval of the reorganization by Pillar Fund shareholders. The Galaxy Pennsylvania Municipal Bond Fund had nominal assets and liabilities prior to the reorganization and was organized solely to acquire the assets and continue the business, including carrying forward the financial and performance history, of the Pillar Pennsylvania Municipal Securities Fund. Following the reorganization, the Galaxy Pennsylvania Municipal Bond Fund changed its fiscal year-end from December 31 to October 31. The following is a summary of the Net Assets, Shares Outstanding, Net Asset Value per share and Unrealized Appreciation associated with the acquisition of the Pillar New Jersey Municipal Securities Fund by the Galaxy New Jersey Municipal Bond Fund:

                                                    BEFORE                                                            AFTER
                                                  ACQUISITION                                                      ACQUISITION
                                         ------------------------------------------------------               -----------------
                                           GALAXY NEW JERSEY                   PILLAR NEW JERSEY              GALAXY NEW JERSEY
                                            MUNICIPAL BOND                         MUNICIPAL                    MUNICIPAL BOND
                                                 FUND                           SECURITIES FUND                        FUND
                                        ---------------------                 -----------------               -----------------
Net Assets ............................. $         14,541,270                 $      90,291,068               $     104,832,338
Shares Outstanding                                  1,408,583                         8,313,206                      10,155,073
Retail A/Class A Net Asset Value,
   per share ........................... $              10.32                 $           10.82               $           10.32
Trust/Class I Net Asset Value,
   per share ........................... $              10.32                 $           10.87               $           10.32
Unrealized Appreciation ................ $            650,137                 $       3,383,888               $       4,034,025

NOTES TO FINANCIAL STATEMENTS

11.  CAPITAL LOSS CARRYFORWARDS

  At October 31, 2001, the following Funds had capital loss carry-forwards:

FUND                                                    AMOUNT       EXPIRATION
----                                                    ------       -----------
Connecticut Municipal Bond Fund ..................... $  501,861           2003
                                                          82,263           2005
                                                          23,141           2007
                                                         291,686           2008
Florida Municipal Bond Fund .........................  1,290,043           2008
                                                          62,497           2009
Massachusetts Municipal Bond Fund ...................     69,470           2003
                                                          65,783           2007
                                                       1,004,595           2008
New York Municipal Bond Fund ........................    314,098           2008
Pennsylvania Municipal Bond Fund ....................  1,535,824           2008
                                                         186,147           2009
Rhode Island Municipal Bond Fund ....................  1,233,305           2007
                                                         208,872           2008
Intermediate Tax-Exempt Bond Fund ...................  2,460,336           2008
Connecticut Intermediate
  Municipal Bond Fund ...............................  1,998,578           2008
Massachusetts Intermediate
  Municipal Bond Fund ...............................     74,231           2004
                                                          52,756           2007
                                                       2,303,749           2008
                                                          16,298           2009

12.  RECLASSIFICATION OF ACCOUNTS

  During the year ended October 31, 2001, reclassifications have been made in each Fund's capital accounts to report these balances on a tax basis, excluding temporary differences, as of October 31, 2001. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to capital loss carryforwards from The Pillar Funds and certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.

                                                    UNDISTRIBUTED
                                                  (OVERDISTRIBUTED)  ACCUMULATED
                                                   NET INVESTMENT   NET REALIZED
FUND                               PAID-IN CAPITAL     INCOME        GAIN (LOSS)
----                               ---------------     ------        -----------
Massachusetts
  Municipal Bond Fund ................  $ --           $2,021         $ (2,021)
New Jersey Municipal
  Bond Fund .......................... 15,908           2,558          (18,466)
Pennsylvania Municipal
  Bond Fund ..........................     (3)          2,918           (2,915)

13.  TAX INFORMATION (UNAUDITED)

  During the fiscal year ended October 31, 2001, the Funds earned the following percentage of their income from municipal obligations, which generally qualify as exempt from federal and state taxation:

FUND                                                           INCOME
----                                                          -------
Tax-Exempt Bond Fund ......................................    99.96%
Connecticut Municipal Bond Fund ...........................    99.74%
Florida Municipal Bond Fund ...............................   100.00%
Massachusetts Municipal Bond Fund .........................   100.00%
New Jersey Municipal Bond Fund ............................    99.93%
New York Municipal Bond Fund ..............................   100.00%
Pennsylvania Municipal Bond Fund ..........................    99.62%
Rhode Island Municipal Bond Fund ..........................   100.00%
Intermediate Tax-Exempt Bond Fund .........................    99.72%
Connecticut Intermediate Municipal
   Bond Fund                                                  100.00%
Massachusetts Intermediate Municipal
   Bond Fund ..............................................    99.94%

  The Funds designated the following as long-term capital gain distributions during the fiscal year ended October 31, 2001:

                                                           LONG-TERM CAPITAL
FUND                                                        GAIN DESIGNATION
----                                                       -----------------
Tax-Exempt Bond Fund ......................................  $ 1,319,803
New Jersey Municipal Bond Fund ............................      473,044

14.      SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

  A Special Meeting of Shareholders of each Fund (except the Pennsylvania Municipal Bond Fund) was held on June 15, 2001, as reconvened on June 22, 2001, July 20, 2001, August 17, 2001, September 7, 2001 and September 26, 2001, at which shareholders voted on the proposals described below. The following were the results of the vote:

A.   PROPOSALS APPROVED BY SHAREHOLDERS

  The following proposals were approved by shareholders:

1. To approve a new Distribution Plan with respect to Retail A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

      FUND                                FOR          AGAINST       ABSTAIN
-------------                             ---          -------       -------
Tax-Exempt Bond Fund .............    780,159.389    26,705.187    109,180.572
Connecticut Municipal
   Bond Fund .....................  1,255,007.404    17,656.145    114,742.316
Massachusetts Municipal
   Bond Fund .....................  1,454,283.567   150,427.081    171,539.292
Rhode Island Municipal
   Bond Fund .....................  1,607,415.489     6,070.914     19,733.696

NOTES TO FINANCIAL STATEMENTS

  2. To approve proposed changes to the following fundamental investment limitations:

  Tax-Exempt Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....  16,914,803.751       23,742.956        130,606.769
b) issuer
   concentration .........  16,914,803.751       23,742.956        130,606.769
c) industry
   concentration .........  16,914,803.751       23,742.956        130,606.769
d) lending ...............  16,914,803.751       23,742.956        130,606.769
e) underwriting
   of securities .........  16,914,803.751       23,742.956        130,606.769
f) real estate
   transactions ..........  16,914,803.751       23,742.956        130,606.769
g) commodity
   transactions ..........  16,914,803.751       23,742.956        130,606.769

  Connecticut Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....   3,109,170.415       14,377.195        173,222.127
b) industry
   concentration .........   3,109,170.415       14,377.195        173,222.127
c) lending ...............   3,106,670.832       16,876.778        173,222.127
d) underwriting of
   securities ............   3,109,170.415       14,377.195        173,222.127
e) real estate
   transactions ..........   3,109,170.415       14,377.195        173,222.127
f) commodity
   transactions ..........   3,109,170.415       14,377.195        173,222.127

  Florida Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....   5,780,410.638                0                  0
b) industry
   concentration .........   5,780,410.638                0                  0
c) lending ...............   5,780,410.638                0                  0
d) underwriting
   of securities .........   5,780,410.638                0                  0
e) real estate
   transactions ..........   5,780,410.638                0                  0
f) commodity
   transactions ..........   5,780,410.638                0                  0

  Massachusetts Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....   6,182,970.089      183,713.844        152,412.321
b) industry
   concentration .........   6,182,970.089      183,713.844        152,412.321
c) lending ...............   6,178,162.390      188,521.543        152,412.321
d) underwriting of
   securities ............   6,182,970.089      183,713.844        152,412.321
e) real estate
   transactions ..........   6,182,970.089      183,713.844        152,412.321
f) commodity
   transactions ..........   6,182,970.089      183,713.844        152,412.321

  New Jersey Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....   1,058,889.586                0          2,540.233
b) industry
   concentration .........   1,058,889.586                0          2,540.233
c) lending ...............   1,058,889.586                0          2,540.233
d) underwriting
   of securities .........   1,058,889.586                0          2,540.233
e) real estate
   transactions ..........   1,058,889.586                0          2,540.233
f) commodity
   transactions ..........   1,058,889.586                0          2,540.233

  New York Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....   5,518,453.200       27,156.396        167,143.758
b) industry
   concentration .........   5,518,453.200       27,156.396        167,143.758
c) lending ...............   5,517,805.519       27,804.077        167,143.758
d) underwriting
   of securities .........   5,518,453.200       27,156.396        167,143.758
e) real estate
   transactions ..........   5,518,453.200       27,156.396        167,143.758
f) commodity
   transactions ..........   5,517,805.519       27,804.077        167,143.758

NOTES TO FINANCIAL STATEMENTS

  Rhode Island Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....   9,460,099.111      201,820.165         51,237.862
b) industry
   concentration .........   9,460,099.111      201,820.165         51,237.862
c) lending ...............   9,460,099.111      201,820.165         51,237.862
d) underwriting
   of securities .........   9,460,099.111      201,820.165         51,237.862
e) real estate
   transactions ..........   9,460,099.111      201,820.165         51,237.862
f) commodity
   transactions ..........   9,460,099.111      201,820.165         51,237.862

  Intermediate Tax-Exempt Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....  25,149,266.031       61,965.976        182,537.757
b) issuer
   concentration .........  25,149,266.031       61,965.976        182,537.757
c) industry
   concentration .........  25,149,266.031       61,965.976        182,537.757
d) lending ...............  25,149,266.031       61,965.976        182,537.757
e) underwriting
   of securities .........  25,149,266.031       61,965.976        182,537.757
f) real estate
   transactions ..........  25,149,266.031       61,965.976        182,537.757
g) commodity
   transactions ..........  25,149,266.031       61,965.976        182,537.757

  Connecticut Intermediate Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....  11,811,942.303       49,222.921        142,058.500
b) industry
    concentration ........  11,811,942.303       49,222.921        142,058.500
c) lending ...............  11,811,942.303       49,222.921        142,058.500
d) underwriting
   of securities .........  11,811,942.303       49,222.921        142,058.500
e) real estate
   transactions ..........  11,811,942.303       49,222.921        142,058.500
f) commodity
   transactions ..........  11,811,942.303       49,222.921        142,058.500

  Massachusetts Intermediate Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) borrowing, pledging
   and issuance of
   senior securities .....  18,517,753.474      125,195.881        191,082.213
b) industry
   concentration .........  18,517,753.474      125,195.881        191,082.213
c) lending ...............  18,517,753.474      125,195.881        191,082.213
d) underwriting
   of securities .........  18,517,753.474      125,195.881        191,082.213
e) real estate
   transactions ..........  18,517,753.474      125,195.881        191,082.213
f) commodity
   transactions ..........  18,517,753.474      125,195.881        191,082.213

3. To approve proposed changes to the following fundamental investment limitations, including a change to make all such limitations non-fundamental:

  Tax-Exempt Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) illiquid securities ...  16,894,812.326       42,775.388        131,565.762
b) investment in
   foreign securities ....  16,894,812.326       42,775.388        131,565.762
c) purchasing securities
   on margin, short sales
   and short positions ...  16,894,812.326       42,775.388        131,565.762
d) put, call, straddle
   and spread
   transactions ..........  16,894,812.326       42,775.388        131,565.762
e) investing in
   companies for the
   purpose of exercising
   management
   or control ............  16,894,812.326       42,775.388        131,565.762
f) purchasing securities
   of other investment
   companies .............  16,894,812.326       42,775.388        131,565.762

NOTES TO FINANCIAL STATEMENTS

  Connecticut Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) illiquid securities ...   3,108,555.443       18,569.853        169,644.441
b) investment in
   foreign securities ....   3,108,555.443       18,569.853        169,644.441
c) purchasing securities
   on margin, short sales
   and short positions ...   3,107,068.698       20,056.598        169,644.441
d) put, call, straddle
   and spread
   transactions ..........   3,107,068.698       20,056.598        169,644.441
e) investing in
   companies for the
   purpose of exercising
   management
   or control ............   3,108,555.443       18,569.853        169,644.441
f) purchasing securities
   of other investment
   companies .............   3,105,007.512       22,117.784        169,644.441

  Florida Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) purchasing securities
   on margin, short sales
   and short positions ...   5,780,410.638                0                  0
b) put, call, straddle
   and spread
   transactions ..........   5,780,410.638                0                  0
c) investing in
   companies for the
   purpose of exercising
   management
   or control ............   5,780,410.638                0                  0
d) purchasing securities
   of other investment
   companies .............   5,780,410.638                0                  0

  Massachusetts Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) illiquid securities ...   6,172,043.026      180,404.677        166,648.551
b) investment in
   foreign securities ....   6,170,363.016      182,084.687        166,648.551
c) purchasing securities
   on margin, short sales
   and short positions ...   6,171,575.131      180,872.572        166,648.551
d) put, call, straddle
   and spread
   transactions ..........   6,172,043.026      180,404.677        166,648.551
e) investing in companies
   for the purpose of
   exercising management
   or control ............   6,171,575.131      180,872.572        166,648.551
f) purchasing securities
   of other investment
   companies .............   6,167,703.222      184,744.481        166,648.551

  New Jersey Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) illiquid securities ...   1,058,889.586                0          2,540.233
b) investment in
   foreign securities ....   1,058,889.586                0          2,540.233
c) purchasing securities
   on margin, short sales
   and short positions ...   1,058,889.586                0          2,540.233
d) put, call, straddle
   and spread
   transactions ..........   1,058,889.586                0          2,540.233
e) investing in companies
   for the purpose of
   exercising management
   or control ............   1,058,889.586                0          2,540.233
f) purchasing securities
   of other investment
   companies .............   1,058,889.586                0          2,540.233

  New York Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) illiquid securities ...   5,510,755.796       28,853.774        173,143.784
b) investment in
   foreign securities ....   5,507,316.424       32,293.146        173,143.784
c) purchasing securities
   on margin, short
   sales and short
   positions .............   5,511,403.477       28,206.093        173,143.784
d) put, call, straddle
   and spread
   transactions ..........   5,511,403.477       28,206.093        173,143.784
e) investing in companies
   for the purpose of
   exercising management
   or control ............   5,510,755.796       28,853.774        173,143.784
f) purchasing securities
   of other investment
   companies .............   5,511,403.477       28,206.093        173,143.784

NOTES TO FINANCIAL STATEMENTS

  Rhode Island Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) illiquid securities ...   9,457,950.343      206,077.673         49,129.122
b) investment in
   foreign securities ....   9,457,950.343      206,077.673         49,129.122
c) purchasing securities
   on margin, short
   sales and short
   positions .............   9,457,950.343      206,077.673         49,129.122
d) put, call, straddle
   and spread
   transactions ..........   9,457,950.343      206,077.673         49,129.122
e) investing in
   companies for the
   purpose of exercising
   management
   or control ............   9,457,950.343      206,077.673         49,129.122
f) purchasing securities
   of other investment
   companies .............   9,457,950.343      206,077.673         49,129.122

  Intermediate Tax-Exempt Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) purchasing securities
   on margin, short
   sales and short
   positions .............  25,149,266.031       61,965.976        182,537.757
b) put, call, straddle
   and spread
   transactions ..........  25,149,266.031       61,965.976        182,537.757
c) investing in
   companies for the
   purpose of exercising
   management
   or control ............  25,149,266.031       61,965.976        182,537.757
d) purchasing securities
   of other investment
   companies .............  25,149,266.031       61,965.976        182,537.757

  Connecticut Intermediate Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) purchasing securities
   on margin, short
   sales and short
   positions .............  11,796,467.828       52,522.466        154,233.430
b) put, call, straddle
   and spread
   transactions ..........  11,796,467.828       52,522.466        154,233.430
c) investing in
   companies for the
   purpose of exercising
   management
   or control ............  11,796,467.828       52,522.466        154,233.430
d) purchasing securities
   of other investment
   companies .............  11,796,467.828       52,522.466        154,233.430

  Massachusetts Intermediate Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) purchasing securities
   on margin, short
   sales and short
   positions .............  18,522,734.378      112,259.371        199,037.819
b) put, call, straddle
   and spread
   transactions ..........  18,522,734.378      112,259.371        199,037.819
c) investing in
   companies for the
   purpose of exercising
   management
   or control ............  18,522,734.378      112,259.371        199,037.819
d) purchasing securities
   of other investment
   companies .............  18,522,734.378      112,259.371        199,037.819

  4. To approve proposed changes to the following fundamental investment limitations to make all such limitations non-fundamental:

  Connecticut Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) issuer concentration ..   3,106,187.588      13,074.0981         77,508.051

  Massachusetts Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) issuer concentration ..   6,178,586.296      184,920.852        155,589.106

  New Jersey Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) issuer concentration ..   1,058,889.586                0          2,540.233

  New York Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) issuer concentration ..   5,518,552.719       29,019.946        165,180.689

  Rhode Island Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) issuer concentration ..   9,470,607.892      194,344.124         48,205.122

  5. To approve the elimination of the following fundamental investment limitations:

  Tax-Exempt Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) investment in
   securities of
   unseasoned
   issuers ...............  16,891,176.476       47,507.441        130,469.559

  Connecticut Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) investment in
   securities of
   unseasoned
   issuers ...............   3,079,348.355       25,945.872        191,475.510

  Massachusetts Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) investment in
   securities of
   unseasoned
   issuers ...............   6,160,068.308      204,535.984        154,491.962

  New Jersey Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) investment in
   securities of
   unseasoned
   issuers ...............   1,058,889.586                0          2,540.233

  New York Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) investment in
   securities of
   unseasoned
   issuers ...............   5,491,717.203       49,409.386        171,626.765

  Rhode Island Municipal Bond Fund

                               FOR                 AGAINST            ABSTAIN
                               ---                 -------            --------
a) investment in
   securities of
   unseasoned
   issuers ...............   9,465,452.216      201,444.019         46,260.903

B.   PROPOSALS NOT APPROVED BY SHAREHOLDERS

  The following proposal was not approved by shareholders of the New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Intermediate Tax-Exempt Bond Fund, Connecticut Intermediate Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund due to failure to achieve a quorum:

1. To approve a new Distribution Plan with respect to Retail A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

      FUND                       FOR             AGAINST             ABSTAIN
------------                     ---             -------             -------
New Jersey Municipal
   Bond Fund .............       3,994.399                0          2,540.233
New York Municipal
   Bond Fund .............   1,303,058.512       41,358.989        163,684.885
Intermediate Tax-Exempt
   Bond Fund .............           1.045                0                  0
Connecticut Intermediate
   Municipal Bond
   Fund ..................            .970                0             29.116
Massachusetts Intermediate
   Municipal Bond
   Fund ..................      77,702.029                0         50,449.465

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Galaxy Tax-Exempt Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Florida Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Pennsylvania Municipal Bond Fund (formerly Pillar Pennsylvania Municipal Securities Fund), Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund (eleven of the portfolios constituting The Galaxy Fund) (collectively, the "Funds") as of October 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years ended October 31, 1998 for the Galaxy Tax-Exempt Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund and Galaxy Rhode Island Municipal Bond Fund were audited by other auditors whose report, dated December 23, 1998, expressed an unqualified opinion on those financial highlights. The statements of changes in net assets for the year ended May 31, 2000 and the financial highlights for each of the four years in the period then ended for the Galaxy Florida Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund were audited by other auditors whose report, dated July 17, 2000, expressed an unqualified opinion on those statements and financial highlights. The statement of operations for the year ended December 31, 2000, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Galaxy Pennsylvania Municipal Bond Fund were audited by other auditors whose report, dated February 15, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the of the Galaxy Tax-Exempt Bond Fund, Galaxy Connecticut Municipal Bond Fund, Galaxy Florida Municipal Bond Fund, Galaxy Massachusetts Municipal Bond Fund, Galaxy New Jersey Municipal Bond Fund, Galaxy New York Municipal Bond Fund, Galaxy Pennsylvania Municipal Bond Fund, Galaxy Rhode Island Municipal Bond Fund, Galaxy Intermediate Tax-Exempt Bond Fund, Galaxy Connecticut Intermediate Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund portfolios of The Galaxy Fund at October 31, 2001, the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP
Boston, Massachusetts
December 11, 2001

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[LOGO OMITTED - GALAXY FUNDS]

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P.O. Box 5108
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ATXBND (01/01/02)